UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09253

Wells Fargo Funds Trust

(Exact name of registrant as specified in charter)

525 Market Street, 12th Floor, San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

C. David Messman

Wells Fargo Funds Management, LLC

525 Market Street, 12th Floor, San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

The registrant is making a filing for 22 of its series:

Date of fiscal year end: August 31

Wells Fargo Adjustable Rate Government Fund, Wells Fargo Conservative Income Fund, Wells Fargo Government Securities Fund, Wells Fargo High Income Fund, Wells Fargo High Yield Bond Fund, Wells Fargo Income Plus Fund, Wells Fargo Short Duration Government Bond Fund, Wells Fargo Short-Term Bond Fund, Wells Fargo Short-Term High Yield Bond Fund, and Wells Fargo Ultra Short-Term Income Fund.

Date of fiscal year end: February 28

Wells Fargo Dow Jones Target 2010 Fund, Wells Fargo Dow Jones Target 2015 Fund, Wells Fargo Dow Jones Target 2020 Fund, Wells Fargo Dow Jones Target 2025 Fund, Wells Fargo Dow Jones Target 2030 Fund, Wells Fargo Dow Jones Target 2035 Fund, Wells Fargo Dow Jones Target 2040 Fund, Wells Fargo Dow Jones Target 2045 Fund, Wells Fargo Dow Jones Target 2050 Fund, Wells Fargo Dow Jones Target 2055 Fund, Wells Fargo Dow Jones 2060 Fund, and Wells Fargo Dow Jones Target Today Fund.

Date of reporting period: November 30, 2015

ITEM 1. INVESTMENTS

Wells Fargo Dow Jones Target 2010 Fund	Portfolio of investments — November 30, 2015 (unaudited)

Security name		Value
Investment Companies: 101.40%
Affiliated Master Portfolios: 101.40%
Wells Fargo Diversified Fixed Income Portfolio		$274,694,669
Wells Fargo Diversified Stock Portfolio		82,492,188
Wells Fargo Short-Term Investment Portfolio		121,332,299
Total Investment Companies (Cost $425,073,609)		478,519,156

Total investments in securities (Cost $425,073,609)*	101.40%	478,519,156
Other assets and liabilities, net	(1.40)	(6,593,115)

Total net assets	100.00%	$471,926,041

*	Cost for federal income tax purposes is $433,068,500 and unrealized gains (losses) consists of:

Gross unrealized gains	$45,450,656
Gross unrealized losses	0

Net unrealized gains	$45,450,656

1

Wells Fargo Dow Jones Target 2010 Fund (the “Fund”)

Notes to Portfolio of investments — November 30, 2015 (unaudited)

The Fund seeks to achieve its investment objective by investing all investable assets in one or more separate diversified portfolios (an “affiliated Master Portfolio”) of Wells Fargo Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio directly acquires portfolio securities, and a Fund investing in an affiliated Master Portfolio acquires an indirect interest in those securities. As of November 30, 2015, the Fund owns the following percentage of each affiliated Master Portfolio:

Wells Fargo Diversified Fixed Income Portfolio	5%
Wells Fargo Diversified Stock Portfolio	1
Wells Fargo Short-Term Investment Portfolio	13

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Investments in an affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which is also valued daily.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

At November 30, 2015, Level 2 inputs were used in valuing the Fund’s investments in each affiliated Master Portfolio.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At November 30, 2015, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Dow Jones Target 2015 Fund	Portfolio of investments — November 30, 2015 (unaudited)

Security name		Value
Investment Companies: 101.93%
Affiliated Master Portfolios: 101.93%
Wells Fargo Diversified Fixed Income Portfolio		$543,656,196
Wells Fargo Diversified Stock Portfolio		176,156,845
Wells Fargo Short-Term Investment Portfolio		32,001,269
Total Investment Companies (Cost $689,227,263)		751,814,310

Total investments in securities (Cost $689,227,263)*	101.93%	751,814,310
Other assets and liabilities, net	(1.93)	(14,241,408)

Total net assets	100.00%	$737,572,902

*	Cost for federal income tax purposes is $690,846,547 and unrealized gains (losses) consists of:

Gross unrealized gains	$60,967,763
Gross unrealized losses	0

Net unrealized gains	$60,967,763

1

Wells Fargo Dow Jones Target 2015 Fund (the “Fund”)

Notes to Portfolio of investments — November 30, 2015 (unaudited)

The Fund seeks to achieve its investment objective by investing all investable assets in one or more separate diversified portfolios (an “affiliated Master Portfolio”) of Wells Fargo Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio directly acquires portfolio securities, and a Fund investing in an affiliated Master Portfolio acquires an indirect interest in those securities. As of November 30, 2015, the Fund owns the following percentage of each affiliated Master Portfolio:

Wells Fargo Diversified Fixed Income Portfolio	9%
Wells Fargo Diversified Stock Portfolio	2
Wells Fargo Short-Term Investment Portfolio	3

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Investments in an affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which is also valued daily.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

At November 30, 2015, Level 2 inputs were used in valuing the Fund’s investments in each affiliated Master Portfolio.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At November 30, 2015, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Dow Jones Target 2020 Fund	Portfolio of investments — November 30, 2015 (unaudited)

Security name		Value
Investment Companies: 101.74%
Affiliated Master Portfolios: 101.74%
Wells Fargo Diversified Fixed Income Portfolio		$1,589,265,213
Wells Fargo Diversified Stock Portfolio		825,597,493
Wells Fargo Short-Term Investment Portfolio		101,247,443
Total Investment Companies (Cost $2,263,442,986)		2,516,110,149

Total investments in securities (Cost $2,263,442,986)*	101.74%	2,516,110,149
Other assets and liabilities, net	(1.74)	(43,014,007)

Total net assets	100.00%	$2,473,096,142

*	Cost for federal income tax purposes is $2,284,335,333 and unrealized gains (losses) consists of:

Gross unrealized gains	$231,774,816
Gross unrealized losses	0

Net unrealized gains	$231,774,816

1

Wells Fargo Dow Jones Target 2020 Fund (the “Fund”)

Notes to Portfolio of investments — November 30, 2015 (unaudited)

The Fund seeks to achieve its investment objective by investing all investable assets in one or more separate diversified portfolios (an “affiliated Master Portfolio”) of Wells Fargo Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio directly acquires portfolio securities, and a Fund investing in an affiliated Master Portfolio acquires an indirect interest in those securities. As of November 30, 2015, the Fund owns the following percentage of each affiliated Master Portfolio:

Wells Fargo Diversified Fixed Income Portfolio	27%
Wells Fargo Diversified Stock Portfolio	9
Wells Fargo Short-Term Investment Portfolio	11

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Investments in an affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which is also valued daily.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

At November 30, 2015, Level 2 inputs were used in valuing the Fund’s investments in each affiliated Master Portfolio.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At November 30, 2015, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Dow Jones Target 2025 Fund	Portfolio of investments — November 30, 2015 (unaudited)

Security name		Value
Investment Companies: 101.40%
Affiliated Master Portfolios: 101.40%
Wells Fargo Diversified Fixed Income Portfolio		$1,188,769,818
Wells Fargo Diversified Stock Portfolio		1,058,169,902
Wells Fargo Short-Term Investment Portfolio		94,125,910
Total Investment Companies (Cost $2,065,583,037)		2,341,065,630

Total investments in securities (Cost $2,065,583,037)*	101.40%	2,341,065,630
Other assets and liabilities, net	(1.40)	(32,314,789)

Total net assets	100.00%	$2,308,750,841

*	Cost for federal income tax purposes is $2,072,396,580 and unrealized gains (losses) consists of:

Gross unrealized gains	$268,669,050
Gross unrealized losses	0

Net unrealized gains	$268,669,050

1

Wells Fargo Dow Jones Target 2025 Fund (the “Fund”)

Notes to Portfolio of investments — November 30, 2015 (unaudited)

The Fund seeks to achieve its investment objective by investing all investable assets in one or more separate diversified portfolios (an “affiliated Master Portfolio”) of Wells Fargo Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio directly acquires portfolio securities, and a Fund investing in an affiliated Master Portfolio acquires an indirect interest in those securities. As of November 30, 2015, the Fund owns the following percentage of each affiliated Master Portfolio:

Wells Fargo Diversified Fixed Income Portfolio	20%
Wells Fargo Diversified Stock Portfolio	12
Wells Fargo Short-Term Investment Portfolio	10

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Investments in an affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which is also valued daily.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

At November 30, 2015, Level 2 inputs were used in valuing the Fund’s investments in each affiliated Master Portfolio.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At November 30, 2015, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Dow Jones Target 2030 Fund	Portfolio of investments — November 30, 2015 (unaudited)

Security name		Value
Investment Companies: 101.86%
Affiliated Master Portfolios: 101.86%
Wells Fargo Diversified Fixed Income Portfolio		$1,036,045,201
Wells Fargo Diversified Stock Portfolio		1,681,382,440
Wells Fargo Short-Term Investment Portfolio		113,722,712
Total Investment Companies (Cost $2,465,110,706)		2,831,150,353

Total investments in securities (Cost $2,465,110,706)*	101.86%	2,831,150,353
Other assets and liabilities, net	(1.86)	(51,784,544)

Total net assets	100.00%	$2,779,365,809

*	Cost for federal income tax purposes is $2,482,751,108 and unrealized gains (losses) consists of:

Gross unrealized gains	$348,399,245
Gross unrealized losses	0

Net unrealized gains	$348,399,245

1

Wells Fargo Dow Jones Target 2030 Fund (the “Fund”)

Notes to Portfolio of investments — November 30, 2015 (unaudited)

The Fund seeks to achieve its investment objective by investing all investable assets in one or more separate diversified portfolios (an “affiliated Master Portfolio”) of Wells Fargo Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio directly acquires portfolio securities, and a Fund investing in an affiliated Master Portfolio acquires an indirect interest in those securities. As of November 30, 2015, the Fund owns the following percentage of each affiliated Master Portfolio:

Wells Fargo Diversified Fixed Income Portfolio	18%
Wells Fargo Diversified Stock Portfolio	19
Wells Fargo Short-Term Investment Portfolio	12

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Investments in an affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which is also valued daily.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

At November 30, 2015, Level 2 inputs were used in valuing the Fund’s investments in each affiliated Master Portfolio.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At November 30, 2015, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Dow Jones Target 2035 Fund	Portfolio of investments — November 30, 2015 (unaudited)

Security name		Value
Investment Companies: 102.49%
Affiliated Master Portfolios: 102.49%
Wells Fargo Diversified Fixed Income Portfolio		$340,717,137
Wells Fargo Diversified Stock Portfolio		1,011,033,006
Wells Fargo Short-Term Investment Portfolio		56,521,110
Total Investment Companies (Cost $1,215,505,541)		1,408,271,253

Total investments in securities (Cost $1,215,505,541)*	102.49%	1,408,271,253
Other assets and liabilities, net	(2.49)	(34,204,907)

Total net assets	100.00%	$1,374,066,346

*	Cost for federal income tax purposes is $1,220,208,737 and unrealized gains (losses) consists of:

Gross unrealized gains	$188,062,516
Gross unrealized losses	0

Net unrealized gains	$188,062,516

1

Wells Fargo Dow Jones Target 2035 Fund (the “Fund”)

Notes to Portfolio of investments — November 30, 2015 (unaudited)

The Fund seeks to achieve its investment objective by investing all investable assets in one or more separate diversified portfolios (an “affiliated Master Portfolio”) of Wells Fargo Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio directly acquires portfolio securities, and a Fund investing in an affiliated Master Portfolio acquires an indirect interest in those securities. As of November 30, 2015, the Fund owns the following percentage of each affiliated Master Portfolio:

Wells Fargo Diversified Fixed Income Portfolio	6%
Wells Fargo Diversified Stock Portfolio	11
Wells Fargo Short-Term Investment Portfolio	6

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Investments in an affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which is also valued daily.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

At November 30, 2015, Level 2 inputs were used in valuing the Fund’s investments in each affiliated Master Portfolio.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At November 30, 2015, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Dow Jones Target 2040 Fund	Portfolio of investments — November 30, 2015 (unaudited)

Security name		Value
Investment Companies: 102.42%
Affiliated Master Portfolios: 102.42%
Wells Fargo Diversified Fixed Income Portfolio		$306,629,509
Wells Fargo Diversified Stock Portfolio		1,730,737,229
Wells Fargo Short-Term Investment Portfolio		85,131,153
Total Investment Companies (Cost $1,812,157,878)		2,122,497,891

Total investments in securities (Cost $1,812,157,878)*	102.42%	2,122,497,891
Other assets and liabilities, net	(2.42)	(50,209,449)

Total net assets	100.00%	$2,072,288,442

*	Cost for federal income tax purposes is $1,824,924,022 and unrealized gains (losses) consists of:

Gross unrealized gains	$297,573,869
Gross unrealized losses	0

Net unrealized gains	$297,573,869

1

Wells Fargo Dow Jones Target 2040 Fund (the “Fund”)

Notes to Portfolio of investments — November 30, 2015 (unaudited)

The Fund seeks to achieve its investment objective by investing all investable assets in one or more separate diversified portfolios (an “affiliated Master Portfolio”) of Wells Fargo Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio directly acquires portfolio securities, and a Fund investing in an affiliated Master Portfolio acquires an indirect interest in those securities. As of November 30, 2015, the Fund owns the following percentage of each affiliated Master Portfolio:

Wells Fargo Diversified Fixed Income Portfolio	5%
Wells Fargo Diversified Stock Portfolio	19
Wells Fargo Short-Term Investment Portfolio	9

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Investments in an affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which is also valued daily.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

At November 30, 2015, Level 2 inputs were used in valuing the Fund’s investments in each affiliated Master Portfolio.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At November 30, 2015, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Dow Jones Target 2045 Fund	Portfolio of investments — November 30, 2015 (unaudited)

Security name		Value
Investment Companies: 102.59%
Affiliated Master Portfolios: 102.59%
Wells Fargo Diversified Fixed Income Portfolio		$67,497,197
Wells Fargo Diversified Stock Portfolio		720,397,061
Wells Fargo Short-Term Investment Portfolio		32,907,798
Total Investment Companies (Cost $711,462,853)		820,802,056

Total investments in securities (Cost $711,462,853)*	102.59%	820,802,056
Other assets and liabilities, net	(2.59)	(20,708,273)

Total net assets	100.00%	$800,093,783

*	Cost for federal income tax purposes is $714,026,008 and unrealized gains (losses) consists of:

Gross unrealized gains	$106,776,048
Gross unrealized losses	0

Net unrealized gains	$106,776,048

1

Wells Fargo Dow Jones Target 2045 Fund (the “Fund”)

Notes to Portfolio of investments — November 30, 2015 (unaudited)

The Fund seeks to achieve its investment objective by investing all investable assets in one or more separate diversified portfolios (an “affiliated Master Portfolio”) of Wells Fargo Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio directly acquires portfolio securities, and a Fund investing in an affiliated Master Portfolio acquires an indirect interest in those securities. As of November 30, 2015, the Fund owns the following percentage of each affiliated Master Portfolio:

Wells Fargo Diversified Fixed Income Portfolio	1%
Wells Fargo Diversified Stock Portfolio	8
Wells Fargo Short-Term Investment Portfolio	4

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Investments in an affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which is also valued daily.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

At November 30, 2015, Level 2 inputs were used in valuing the Fund’s investments in each affiliated Master Portfolio.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At November 30, 2015, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Dow Jones Target 2050 Fund	Portfolio of investments — November 30, 2015 (unaudited)

Security name		Value
Investment Companies: 101.97%
Affiliated Master Portfolios: 101.97%
Wells Fargo Diversified Fixed Income Portfolio		$88,596,951
Wells Fargo Diversified Stock Portfolio		1,299,586,481
Wells Fargo Short-Term Investment Portfolio		57,971,461
Total Investment Companies (Cost $1,250,583,284)		1,446,154,893

Total investments in securities (Cost $1,250,583,284)*	101.97%	1,446,154,893
Other assets and liabilities, net	(1.97)	(27,919,816)

Total net assets	100.00%	$1,418,235,077

*	Cost for federal income tax purposes is $1,256,735,418 and unrealized gains (losses) consists of:

Gross unrealized gains	$189,419,475
Gross unrealized losses	0

Net unrealized gains	$189,419,475

1

Wells Fargo Dow Jones Target 2050 Fund (the “Fund”)

Notes to Portfolio of investments — November 30, 2015 (unaudited)

The Fund seeks to achieve its investment objective by investing all investable assets in one or more separate diversified portfolios (an “affiliated Master Portfolio”) of Wells Fargo Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio directly acquires portfolio securities, and a Fund investing in an affiliated Master Portfolio acquires an indirect interest in those securities. As of November 30, 2015, the Fund owns the following percentage of each affiliated Master Portfolio:

Wells Fargo Diversified Fixed Income Portfolio	2%
Wells Fargo Diversified Stock Portfolio	15
Wells Fargo Short-Term Investment Portfolio	6

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Investments in an affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which is also valued daily.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

At November 30, 2015, Level 2 inputs were used in valuing the Fund’s investments in each affiliated Master Portfolio.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At November 30, 2015, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Dow Jones Target 2055 Fund	Portfolio of investments — November 30, 2015 (unaudited)

Security name		Value
Investment Companies: 103.34%
Affiliated Master Portfolios: 103.34%
Wells Fargo Diversified Fixed Income Portfolio		$13,323,017
Wells Fargo Diversified Stock Portfolio		195,428,993
Wells Fargo Short-Term Investment Portfolio		8,717,622
Total Investment Companies (Cost $212,158,951)		217,469,632

Total investments in securities (Cost $212,158,951)*	103.34%	217,469,632
Other assets and liabilities, net	(3.34)	(7,028,942)

Total net assets	100.00%	$210,440,690

*	Cost for federal income tax purposes is $212,060,156 and unrealized gains (losses) consists of:

Gross unrealized gains	$5,409,476
Gross unrealized losses	0

Net unrealized gains	$5,409,476

1

Wells Fargo Dow Jones Target 2055 Fund (the “Fund”)

Notes to Portfolio of investments — November 30, 2015 (unaudited)

The Fund seeks to achieve its investment objective by investing all investable assets in one or more separate diversified portfolios (an “affiliated Master Portfolio”) of Wells Fargo Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio directly acquires portfolio securities, and a Fund investing in an affiliated Master Portfolio acquires an indirect interest in those securities. As of November 30, 2015, the Fund owns the following percentage of each affiliated Master Portfolio:

Wells Fargo Diversified Fixed Income Portfolio	0	%*
Wells Fargo Diversified Stock Portfolio	2
Wells Fargo Short-Term Investment Portfolio	1

*	The amount invested is less than 1%.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Investments in an affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which is also valued daily.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

At November 30, 2015, Level 2 inputs were used in valuing the Fund’s investments in each affiliated Master Portfolio.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At November 30, 2015, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Dow Jones Target 2060 Fund	Portfolio of investments — November 30, 2015 (unaudited)

Security name		Value
Investment Companies: 91.88%
Affiliated Master Portfolios: 91.88%
Wells Fargo Diversified Fixed Income Portfolio		$77,202
Wells Fargo Diversified Stock Portfolio		1,132,443
Wells Fargo Short-Term Investment Portfolio		50,516
Total Investment Companies (Cost $1,307,730)		1,260,161

Total investments in securities (Cost $1,307,730)*	91.88%	1,260,161
Other assets and liabilities, net	8.12	111,317

Total net assets	100.00%	$1,371,478

*	Cost for federal income tax purposes is $1,307,730 and unrealized gains (losses) consists of:

Gross unrealized gains	$0
Gross unrealized losses	(47,569)

Net unrealized losses	$(47,569)

1

Wells Fargo Dow Jones Target 2060 Fund (the “Fund”)

Notes to Portfolio of investments — November 30, 2015 (unaudited)

The Fund seeks to achieve its investment objective by investing all investable assets in one or more separate diversified portfolios (an “affiliated Master Portfolio”) of Wells Fargo Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio directly acquires portfolio securities, and a Fund investing in an affiliated Master Portfolio acquires an indirect interest in those securities. As of November 30, 2015, the Fund owns the following percentage of each affiliated Master Portfolio:

Wells Fargo Diversified Fixed Income Portfolio	0	%*
Wells Fargo Diversified Stock Portfolio	0	*
Wells Fargo Short-Term Investment Portfolio	0	*

*	The amount invested is less than 1%.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Investments in an affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which is also valued daily.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

At November 30, 2015, Level 2 inputs were used in valuing the Fund’s investments in each affiliated Master Portfolio.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At November 30, 2015, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Dow Jones Target Today Fund	Portfolio of investments — November 30, 2015 (unaudited)

Security name		Value
Investment Companies: 100.53%
Affiliated Master Portfolios: 100.53%
Wells Fargo Diversified Fixed Income Portfolio		$351,439,491
Wells Fargo Diversified Stock Portfolio		102,017,502
Wells Fargo Short-Term Investment Portfolio		224,716,204
Total Investment Companies (Cost $645,719,637)		678,173,197

Total investments in securities (Cost $645,719,637)*	100.53%	678,173,197
Other assets and liabilities, net	(0.53)	(3,602,004)

Total net assets	100.00%	$674,571,193

*	Cost for federal income tax purposes is $647,562,321 and unrealized gains (losses) consists of:

Gross unrealized gains	$30,610,876
Gross unrealized losses	0

Net unrealized gains	$30,610,876

1

Wells Fargo Dow Jones Target Today (the “Fund”)

Notes to Portfolio of investments — November 30, 2015 (unaudited)

The Fund seeks to achieve its investment objective by investing all investable assets in one or more separate diversified portfolios (an “affiliated Master Portfolio”) of Wells Fargo Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio directly acquires portfolio securities, and a Fund investing in an affiliated Master Portfolio acquires an indirect interest in those securities. As of November 30, 2015, the Fund owns the following percentage of each affiliated Master Portfolio:

Wells Fargo Diversified Fixed Income Portfolio	6%
Wells Fargo Diversified Stock Portfolio	1
Wells Fargo Short-Term Investment Portfolio	24

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Investments in an affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which is also valued daily.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

At November 30, 2015, Level 2 inputs were used in valuing the Fund’s investments in each affiliated Master Portfolio.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At November 30, 2015, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Adjustable Rate Government Fund	Portfolio of investments — November 30, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities: 92.65%
FDIC Series 2010-S2 Class 3A 144A±	0.89%	12-29-2045	$1,201,424	$1,204,173
Federal Agricultural Mortgage Corporation Series 2000-A Class A ±	38.26	12-15-2039	142,871	143,255
FHLMC ±	0.97	4-1-2030	117,830	119,412
FHLMC ±	1.21	3-15-2024	856,738	861,590
FHLMC ±	1.79	2-1-2037	16,088	16,719
FHLMC ±	1.88	12-1-2017	7,113	7,180
FHLMC ±	1.88	5-1-2018	613	614
FHLMC ±	1.88	6-1-2018	6,727	6,776
FHLMC ±	1.88	9-1-2018	1,116	1,136
FHLMC ±	1.88	5-1-2019	5,470	5,479
FHLMC ±	1.89	2-1-2037	582,828	608,074
FHLMC ±	1.89	9-1-2016	294	297
FHLMC ±	1.89	11-1-2016	30,959	31,251
FHLMC ±	1.89	7-1-2018	1,491	1,537
FHLMC ±	1.89	1-1-2019	5,375	5,427
FHLMC ±	1.89	2-1-2019	9,514	9,576
FHLMC ±	1.89	2-1-2035	274,682	287,314
FHLMC ±	1.91	1-1-2030	6,413	6,603
FHLMC ±	1.91	1-1-2030	7,666	7,771
FHLMC ±	1.91	7-1-2030	182,367	190,345
FHLMC ±	2.03	7-1-2034	10,783,653	11,356,718
FHLMC ±	2.06	5-1-2028	302,710	317,658
FHLMC ±	2.06	10-1-2030	14,201	14,795
FHLMC ±	2.09	3-1-2018	8,476	8,658
FHLMC ±	2.11	6-1-2024	9,896	9,940
FHLMC ±	2.11	6-1-2020	76,009	78,086
FHLMC ±	2.14	5-1-2035	951,109	1,011,041
FHLMC ±	2.14	5-1-2020	663	666
FHLMC ±	2.14	8-1-2018	1,868	1,902
FHLMC ±	2.14	1-1-2037	2,797,613	2,943,941
FHLMC ±	2.16	1-1-2023	47,055	50,122
FHLMC ±	2.17	6-1-2037	1,089,847	1,139,466
FHLMC ±	2.20	11-1-2030	718,057	736,845
FHLMC ±	2.21	6-1-2035	3,708,252	3,919,403
FHLMC ±	2.22	3-1-2025	114,445	120,271
FHLMC ±	2.25	5-1-2020	493	505
FHLMC ±	2.26	8-1-2036	3,660,113	3,877,663
FHLMC ±	2.29	1-1-2030	24,452	25,466
FHLMC ±	2.30	12-1-2035	902,246	954,735
FHLMC ±	2.31	7-1-2017	11,795	11,838
FHLMC ±	2.31	7-1-2024	45,543	45,766
FHLMC ±	2.32	8-1-2033	2,359,620	2,493,258
FHLMC ±	2.32	1-1-2022	18,613	19,119
FHLMC ±	2.33	10-1-2018	11,356	11,412
FHLMC ±	2.34	11-1-2034	714,345	756,871
FHLMC ±	2.34	10-1-2037	1,725,102	1,821,594
FHLMC ±	2.34	12-1-2033	1,293,475	1,378,293
FHLMC ±	2.35	6-1-2033	650,681	686,836
FHLMC ±	2.35	2-1-2034	1,179,902	1,253,201
FHLMC ±	2.35	6-1-2036	3,735,629	3,953,426
FHLMC ±	2.36	2-1-2034	912,804	972,540
FHLMC ±	2.37	8-1-2035	399,398	412,534
FHLMC ±	2.37	1-1-2033	913,540	969,865
FHLMC ±	2.37	12-1-2017	949	950
FHLMC ±	2.38	4-1-2035	531,161	567,837
FHLMC ±	2.38	6-1-2036	1,975,015	2,094,092
FHLMC ±	2.38	5-1-2037	3,732,301	3,986,842
FHLMC ±	2.38	7-1-2019	1,392	1,398
FHLMC ±	2.38	2-1-2036	2,051,216	2,185,196
FHLMC ±	2.38	8-1-2034	1,690,922	1,795,620
FHLMC ±	2.39	6-1-2020	1,533	1,539
FHLMC ±	2.39	8-1-2036	3,995,681	4,228,127
FHLMC ±	2.41	4-1-2035	3,910,558	4,162,111
FHLMC ±	2.42	1-1-2034	1,337,809	1,416,574
FHLMC ±	2.42	12-1-2035	3,790,168	3,996,545
FHLMC ±	2.42	5-1-2037	455,213	483,002
FHLMC ±	2.42	5-1-2039	2,437,301	2,603,152
FHLMC ±	2.43	4-1-2035	4,652,359	4,938,227

Portfolio of investments — November 30, 2015 (unaudited)	Wells Fargo Adjustable Rate Government Fund

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FHLMC ±	2.43%	1-1-2037	$377,132	$400,714
FHLMC ±	2.43	4-1-2023	357,373	364,179
FHLMC ±	2.43	1-1-2036	2,654,029	2,814,817
FHLMC ±	2.43	1-1-2037	2,143,628	2,270,959
FHLMC ±	2.44	2-1-2034	964,120	1,027,857
FHLMC ±	2.44	1-1-2035	570,565	605,862
FHLMC ±	2.44	3-1-2034	1,048,586	1,111,261
FHLMC ±	2.44	12-1-2032	4,059,425	4,311,130
FHLMC ±	2.44	7-1-2034	247,773	262,282
FHLMC ±	2.44	5-1-2034	144,700	153,032
FHLMC ±	2.45	6-1-2036	4,157,828	4,415,508
FHLMC ±	2.45	6-1-2037	7,350,397	7,802,512
FHLMC ±	2.45	9-1-2038	1,383,263	1,469,324
FHLMC ±	2.46	3-1-2034	1,166,970	1,235,979
FHLMC ±	2.46	2-1-2036	1,346,462	1,424,793
FHLMC ±	2.46	6-1-2019	51,866	52,532
FHLMC ±	2.46	1-1-2035	518,725	551,753
FHLMC ±	2.46	2-1-2035	2,460,623	2,614,473
FHLMC ±	2.46	11-1-2035	1,840,577	1,948,393
FHLMC ±	2.46	3-1-2027	150,846	154,733
FHLMC ±	2.46	5-1-2038	2,600,583	2,766,638
FHLMC ±	2.46	6-1-2035	3,374,420	3,572,410
FHLMC ±	2.46	12-1-2035	3,254,102	3,463,211
FHLMC ±	2.46	4-1-2038	7,047,057	7,478,097
FHLMC ±	2.46	2-1-2036	1,072,047	1,135,677
FHLMC ±	2.46	11-1-2036	1,804,128	1,910,665
FHLMC ±	2.47	9-1-2035	6,715,695	7,110,474
FHLMC ±	2.47	5-1-2038	2,077,627	2,199,838
FHLMC ±	2.47	6-1-2037	7,180,150	7,642,346
FHLMC ±	2.47	4-1-2035	2,088,771	2,230,044
FHLMC ±	2.47	10-1-2036	1,039,823	1,107,018
FHLMC ±	2.47	4-1-2037	3,686,141	3,911,951
FHLMC ±	2.47	8-1-2033	488,345	519,632
FHLMC ±	2.47	2-1-2034	3,022,851	3,211,101
FHLMC ±	2.47	3-1-2037	2,562,268	2,731,795
FHLMC ±	2.47	4-1-2037	931,813	988,521
FHLMC ±	2.48	10-1-2033	63,220	63,896
FHLMC ±	2.48	4-1-2034	1,093,987	1,159,338
FHLMC ±	2.48	9-1-2035	2,696,537	2,867,848
FHLMC ±	2.48	8-1-2035	4,580,810	4,839,732
FHLMC ±	2.48	7-1-2031	2,346,907	2,469,741
FHLMC ±	2.48	6-1-2035	236,666	250,826
FHLMC ±	2.48	5-1-2032	57,033	59,935
FHLMC ±	2.48	5-1-2034	2,942,601	3,133,044
FHLMC ±	2.48	5-1-2033	265,895	282,348
FHLMC ±	2.48	4-1-2034	908,831	965,123
FHLMC ±	2.48	10-1-2033	539,016	571,608
FHLMC ±	2.48	4-1-2038	2,228,189	2,354,708
FHLMC ±	2.48	1-1-2038	7,244,226	7,702,021
FHLMC ±	2.49	1-1-2019	342	343
FHLMC ±	2.49	6-1-2026	1,398,164	1,470,068
FHLMC ±	2.49	8-1-2035	3,840,803	4,080,311
FHLMC ±	2.49	11-1-2035	1,950,295	2,065,712
FHLMC ±	2.49	4-1-2036	3,293,546	3,492,570
FHLMC ±	2.49	7-1-2036	649,656	686,345
FHLMC ±	2.49	5-1-2034	2,288,385	2,409,891
FHLMC ±	2.49	2-1-2035	1,468,895	1,564,224
FHLMC ±	2.49	8-1-2027	8,460	8,602
FHLMC ±	2.49	8-1-2035	858,307	909,475
FHLMC ±	2.50	4-1-2034	4,246,045	4,490,829
FHLMC ±	2.50	10-1-2035	2,466,962	2,620,743
FHLMC ±	2.50	3-1-2036	1,284,011	1,366,761
FHLMC ±	2.50	2-1-2036	1,330,781	1,408,668
FHLMC ±	2.50	2-1-2037	603,869	642,471
FHLMC ±	2.50	6-1-2033	1,709,580	1,820,533
FHLMC ±	2.50	9-1-2033	397,245	421,129
FHLMC ±	2.50	10-1-2033	2,390,565	2,538,477
FHLMC ±	2.50	5-1-2034	567,206	602,240
FHLMC ±	2.50	9-1-2034	5,250,824	5,544,308

Wells Fargo Adjustable Rate Government Fund	Portfolio of investments — November 30, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FHLMC ±	2.50%	7-1-2035	$3,693,620	$3,918,060
FHLMC ±	2.50	11-1-2027	836,001	886,783
FHLMC ±	2.50	2-1-2036	2,045,862	2,159,962
FHLMC ±	2.50	11-1-2022	275,778	288,336
FHLMC ±	2.50	9-1-2030	431,608	453,424
FHLMC ±	2.50	2-1-2036	2,083,643	2,202,235
FHLMC ±	2.51	4-1-2036	966,597	1,023,366
FHLMC ±	2.51	10-1-2034	1,816,454	1,922,037
FHLMC ±	2.51	6-1-2019	77,009	79,025
FHLMC ±	2.51	2-1-2035	5,312,140	5,626,707
FHLMC ±	2.51	10-1-2035	3,366,507	3,576,685
FHLMC ±	2.51	4-1-2037	808,142	863,789
FHLMC ±	2.51	12-1-2034	799,009	844,675
FHLMC ±	2.52	5-1-2035	3,799,402	4,036,016
FHLMC ±	2.52	4-1-2037	2,887,401	3,066,260
FHLMC ±	2.52	6-1-2035	1,914,657	2,029,559
FHLMC ±	2.52	5-1-2025	96,070	97,984
FHLMC ±	2.52	6-1-2035	2,542,485	2,717,185
FHLMC ±	2.52	10-1-2036	1,337,548	1,419,367
FHLMC ±	2.52	1-1-2036	1,029,509	1,089,126
FHLMC ±	2.52	1-1-2037	4,192,696	4,441,469
FHLMC ±	2.52	10-1-2033	2,813,027	2,986,320
FHLMC ±	2.53	11-1-2036	1,867,412	1,976,292
FHLMC ±	2.53	9-1-2033	1,417,830	1,504,830
FHLMC ±	2.53	4-1-2034	4,889,989	5,110,889
FHLMC ±	2.53	12-1-2018	15,392	15,600
FHLMC ±	2.53	1-1-2024	8,606	8,635
FHLMC ±	2.53	3-1-2032	1,169,702	1,250,649
FHLMC ±	2.54	7-1-2031	370,761	393,003
FHLMC ±	2.54	10-1-2033	1,233,764	1,308,582
FHLMC ±	2.54	3-1-2037	687,843	729,138
FHLMC ±	2.54	7-1-2038	1,126,208	1,194,709
FHLMC ±	2.54	5-1-2035	588,026	626,574
FHLMC ±	2.54	9-1-2036	1,058,958	1,126,075
FHLMC ±	2.54	9-1-2029	1,070,814	1,138,604
FHLMC ±	2.55	10-1-2036	841,192	891,880
FHLMC ±	2.55	6-1-2035	764,350	813,471
FHLMC ±	2.55	4-1-2037	1,998,600	2,133,313
FHLMC ±	2.55	9-1-2032	2,685,559	2,826,710
FHLMC ±	2.55	6-1-2035	654,166	690,927
FHLMC ±	2.55	11-1-2029	181,400	186,092
FHLMC ±	2.55	2-1-2031	1,060,652	1,118,443
FHLMC ±	2.56	4-1-2034	935,853	993,845
FHLMC ±	2.56	12-1-2036	1,009,382	1,069,484
FHLMC ±	2.57	2-1-2029	245,625	255,090
FHLMC ±	2.57	1-1-2028	24,969	26,262
FHLMC ±	2.57	11-1-2035	666,917	708,739
FHLMC ±	2.57	1-1-2037	1,606,841	1,710,205
FHLMC ±	2.57	6-1-2035	2,992,009	3,178,858
FHLMC ±	2.58	7-1-2030	12,318	12,440
FHLMC ±	2.58	10-1-2029	128,526	132,396
FHLMC ±	2.58	9-1-2033	960,879	1,025,282
FHLMC ±	2.58	6-1-2028	181,346	188,149
FHLMC ±	2.59	2-1-2036	220,293	233,984
FHLMC ±	2.59	5-1-2037	451,124	481,531
FHLMC ±	2.59	12-1-2032	754,509	804,397
FHLMC ±	2.59	4-1-2035	1,400,399	1,487,279
FHLMC ±	2.60	12-1-2034	5,305,704	5,642,835
FHLMC ±	2.60	9-1-2030	9,570,080	10,144,524
FHLMC ±	2.60	11-1-2032	131,969	135,659
FHLMC ±	2.60	7-1-2038	2,412,257	2,574,261
FHLMC ±	2.60	3-1-2025	1,705,028	1,768,413
FHLMC ±	2.61	4-1-2038	2,563,585	2,724,008
FHLMC ±	2.61	7-1-2027	790,220	814,092
FHLMC ±	2.61	8-1-2029	133,138	136,333
FHLMC ±	2.61	10-1-2034	2,864,178	3,042,602
FHLMC ±	2.61	7-1-2034	1,013,622	1,072,831
FHLMC ±	2.61	1-1-2028	5,258	5,579

Portfolio of investments — November 30, 2015 (unaudited)	Wells Fargo Adjustable Rate Government Fund

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FHLMC ±	2.61%	12-1-2018	$19,552	$19,728
FHLMC ±	2.61	5-1-2023	76,498	77,709
FHLMC ±	2.61	7-1-2036	1,162,815	1,240,978
FHLMC ±	2.62	10-1-2030	2,479,207	2,625,952
FHLMC ±	2.63	11-1-2029	241,999	251,331
FHLMC ±	2.63	9-1-2038	1,182,296	1,258,714
FHLMC ±	2.63	6-1-2029	709,172	746,071
FHLMC ±	2.64	11-1-2029	1,059,664	1,124,914
FHLMC ±	2.64	6-1-2030	75,162	77,036
FHLMC ±	2.65	9-1-2031	79,422	80,967
FHLMC ±	2.65	7-1-2029	83,260	87,247
FHLMC ±	2.67	7-1-2037	960,390	1,021,401
FHLMC ±	2.67	4-1-2029	149,307	152,709
FHLMC ±	2.68	6-1-2025	79,769	81,291
FHLMC ±	2.71	10-1-2024	182,535	192,608
FHLMC ±	2.72	11-1-2018	6,283	6,297
FHLMC ±	2.72	7-1-2034	2,439,600	2,599,513
FHLMC ±	2.73	10-1-2025	111,216	114,082
FHLMC ±	2.73	10-1-2025	39,227	39,509
FHLMC ±	2.73	2-1-2030	60,172	61,128
FHLMC ±	2.73	6-1-2030	416,034	436,483
FHLMC ±	2.73	6-1-2030	122,737	126,148
FHLMC ±	2.74	5-1-2036	4,415,309	4,704,729
FHLMC ±	2.76	9-1-2029	155,640	159,756
FHLMC ±	2.77	2-1-2036	4,715,539	5,058,351
FHLMC ±	2.77	4-1-2019	5,411	5,468
FHLMC ±	2.78	6-1-2022	219	221
FHLMC ±	2.79	11-1-2029	135,087	140,619
FHLMC ±	2.80	2-1-2024	27,428	27,614
FHLMC ±	2.80	8-1-2030	5,386,532	5,742,130
FHLMC ±	2.84	9-1-2030	167,482	172,104
FHLMC ±	2.85	6-1-2032	244,864	251,734
FHLMC ±	2.88	8-1-2019	15,424	15,521
FHLMC ±	2.89	4-1-2020	3,577	3,599
FHLMC ±	2.91	2-1-2018	2,394	2,421
FHLMC ±	2.92	4-1-2032	112,642	115,724
FHLMC ±	2.94	5-1-2028	286,234	299,797
FHLMC ±	2.94	7-1-2018	20,708	20,907
FHLMC ±	3.00	11-1-2026	215,492	224,328
FHLMC ±	3.00	12-1-2025	229,473	238,434
FHLMC ±	3.02	8-1-2029	124,961	129,820
FHLMC ±	3.06	6-1-2021	108,147	110,763
FHLMC ±	3.06	2-1-2027	172,032	173,671
FHLMC ±	3.28	5-1-2031	170,376	179,454
FHLMC ±	3.34	7-1-2028	39,903	40,309
FHLMC ±	3.38	5-1-2032	263,347	272,477
FHLMC ±	3.49	12-1-2025	665,060	703,528
FHLMC ±	3.50	6-1-2035	1,636,450	1,730,179
FHLMC ±	3.67	11-1-2026	152,667	159,099
FHLMC ±	3.70	8-1-2029	10,782	10,772
FHLMC ±	3.85	4-1-2023	135,309	137,954
FHLMC	4.00	12-15-2023	113,333	116,463
FHLMC ±	4.39	2-1-2021	31,563	31,945
FHLMC ±	4.72	8-1-2027	74,737	75,169
FHLMC	5.00	10-1-2022	21,018	21,744
FHLMC ±	5.50	8-1-2024	488,093	514,686
FHLMC	6.50	4-1-2018	51,690	58,927
FHLMC	7.00	9-1-2035	70,278	72,604
FHLMC	8.50	5-1-2020	45,205	46,866
FHLMC Series 0020 Class F ±	1.23	7-1-2029	22,699	23,086
FHLMC Series 1671 Class QA ±	1.60	2-15-2024	590,190	607,271
FHLMC Series 1686 Class FE ±	1.75	2-15-2024	37,965	38,958
FHLMC Series 1730 Class FA ±	1.46	5-15-2024	240,673	236,078
FHLMC Series 2315 Class FW ±	0.75	4-15-2027	147,930	149,982
FHLMC Series 2391 Class EF ±	0.70	6-15-2031	123,341	124,966
FHLMC Series 2454 Class SL ±(c)	7.80	3-15-2032	268,981	70,537
FHLMC Series 2461 Class FI ±	0.70	4-15-2028	182,304	184,663
FHLMC Series 2464 Class FE ±	1.20	3-15-2032	170,549	176,045
FHLMC Series 2466 Class FV ±	0.75	3-15-2032	320,568	325,849

Wells Fargo Adjustable Rate Government Fund	Portfolio of investments — November 30, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FHLMC Series 2538 Class F ±	0.80%	12-15-2032	$734,611	$745,652
FHLMC Series 3001 Class EA ±	0.55	3-15-2035	241,427	241,992
FHLMC Series 3335 Class FT ±	0.35	8-15-2019	386,572	386,392
FHLMC Series 3436 Class A ±	2.37	11-15-2036	576,174	609,862
FHLMC Series T-15 Class A6 ±	0.60	11-25-2028	727,313	721,130
FHLMC Series T-16 Class A ±	0.57	6-25-2029	1,901,992	1,875,456
FHLMC Series T-20 Class A7 ±	0.52	12-25-2029	3,302,305	3,248,305
FHLMC Series T-21 Class A ±	0.58	10-25-2029	1,881,451	1,864,057
FHLMC Series T-23 Class A ±	0.50	5-25-2030	2,193,906	2,160,971
FHLMC Series T-27 Class A ±	0.52	10-25-2030	1,395,876	1,381,170
FHLMC Series T-30 Class A7 ±	0.46	12-25-2030	1,478,519	1,427,688
FHLMC Series T-35 Class A ±	0.50	9-25-2031	4,389,856	4,337,147
FHLMC Series T-36 Class A ±	0.52	1-25-2032	501,976	498,550
FHLMC Series T-48 Class 2A ±	3.34	7-25-2033	2,977,644	3,193,699
FHLMC Series T-54 Class 4A ±	3.07	2-25-2043	2,109,096	2,269,270
FHLMC Series T-55 Class 1A1	6.50	3-25-2043	92,997	102,933
FHLMC Series T-56 Class 3AF ±	1.22	5-25-2043	1,367,924	1,403,427
FHLMC Series T-62 Class 1A1 ±	1.42	10-25-2044	5,583,539	5,705,338
FHLMC Series T-63 Class 1A1 ±	1.42	2-25-2045	5,007,547	5,118,847
FHLMC Series T-66 Class 2A1 ±	2.88	1-25-2036	3,352,180	3,494,983
FHLMC Series T-67 Class 1A1C ±	2.86	3-25-2036	11,136,895	11,694,542
FHLMC Series T-67 Class 2A1C ±	2.91	3-25-2036	6,879,306	7,176,823
FHLMC Series T-75 Class A1 ±	0.26	12-25-2036	3,239,684	3,222,631
FNMA ±	1.38	12-1-2020	22,373	22,427
FNMA ±	1.44	6-1-2021	46,325	48,401
FNMA ±	1.45	1-1-2021	2,751	2,829
FNMA ±	1.47	1-1-2021	2,968	3,047
FNMA ±	1.52	8-1-2032	255,819	256,824
FNMA ±	1.58	9-1-2032	61,781	61,895
FNMA ±	1.62	12-1-2030	148,034	150,589
FNMA ±	1.63	12-1-2016	445	446
FNMA ±	1.73	8-1-2030	2,107,871	2,176,969
FNMA ±	1.73	1-1-2017	190	190
FNMA ±	1.74	1-1-2032	279,822	292,196
FNMA ±	1.74	8-1-2033	302,740	316,032
FNMA ±	1.75	8-1-2033	3,868	3,956
FNMA ±	1.75	7-1-2017	551	552
FNMA ±	1.75	12-1-2031	24,159	24,181
FNMA ±	1.77	8-1-2033	1,583,683	1,650,554
FNMA ±	1.82	3-1-2030	21,923	22,045
FNMA ±	1.82	2-1-2033	577,392	609,205
FNMA ±	1.83	3-1-2034	494,621	525,867
FNMA ±	1.87	1-1-2032	32,463	32,628
FNMA ±	1.87	1-1-2035	123,110	129,653
FNMA ±	1.87	12-1-2031	146,692	149,955
FNMA ±	1.88	7-1-2017	1,112	1,119
FNMA ±	1.88	8-1-2017	509	515
FNMA ±	1.88	3-1-2021	919	935
FNMA ±	1.88	3-1-2030	18,959	19,031
FNMA ±	1.88	8-1-2031	149,755	153,710
FNMA ±	1.88	7-1-2020	10,067	10,405
FNMA ±	1.88	12-1-2031	359,794	376,080
FNMA ±	1.88	9-1-2031	233,961	242,321
FNMA ±	1.89	4-1-2042	3,355,819	3,536,228
FNMA ±	1.89	10-1-2044	1,539,701	1,627,875
FNMA ±	1.89	10-1-2017	21,021	21,746
FNMA ±	1.89	1-1-2018	27,534	27,513
FNMA ±	1.89	11-1-2023	37,658	38,549
FNMA ±	1.89	5-1-2029	419,096	439,654
FNMA ±	1.90	11-1-2024	8,328	8,546
FNMA ±	1.90	1-1-2035	1,333,675	1,393,103
FNMA ±	1.90	10-1-2037	1,703,312	1,772,663
FNMA ±	1.91	4-1-2021	56,478	59,221
FNMA ±	1.91	3-1-2033	214,316	223,620
FNMA ±	1.92	8-1-2031	134,400	138,061
FNMA ±	1.92	4-1-2033	515,340	542,848
FNMA ±	1.92	1-1-2035	3,465,632	3,623,292
FNMA ±	1.92	12-1-2022	12,227	12,341

Portfolio of investments — November 30, 2015 (unaudited)	Wells Fargo Adjustable Rate Government Fund

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FNMA ±	1.92%	4-1-2019	$3,283	$3,317
FNMA ±	1.94	2-1-2033	249,248	259,899
FNMA ±	1.95	6-1-2031	308,321	318,962
FNMA ±	1.97	12-1-2017	43,945	44,519
FNMA ±	2.00	1-1-2022	10,505	10,530
FNMA ±	2.01	8-1-2032	155,330	159,486
FNMA ±	2.02	4-1-2018	2,744	2,779
FNMA ±	2.03	4-1-2038	977,205	1,034,143
FNMA ±	2.03	3-1-2034	598,866	628,602
FNMA ±	2.04	1-1-2038	434,106	443,831
FNMA ±	2.05	6-1-2035	1,075,901	1,127,347
FNMA ±	2.07	10-1-2035	8,025,289	8,414,167
FNMA ±	2.09	7-1-2018	825	832
FNMA ±	2.09	2-1-2033	658,729	695,377
FNMA ±	2.10	12-1-2035	5,694,713	5,951,248
FNMA ±	2.11	11-1-2035	61,737	64,696
FNMA ±	2.12	5-1-2018	4,397	4,410
FNMA ±	2.12	12-1-2024	80,585	81,052
FNMA ±	2.12	1-1-2034	3,132,293	3,325,464
FNMA ±	2.12	1-1-2036	4,316,419	4,532,753
FNMA ±	2.13	2-1-2018	3,295	3,349
FNMA ±	2.13	5-1-2019	127	128
FNMA ±	2.13	6-1-2019	458	459
FNMA ±	2.13	8-1-2031	69,833	73,194
FNMA ±	2.13	7-1-2038	1,214,679	1,272,945
FNMA ±	2.14	11-1-2035	1,697,387	1,781,002
FNMA ±	2.14	10-1-2018	63,329	65,447
FNMA ±	2.14	6-1-2032	69,839	70,358
FNMA ±	2.14	11-1-2034	1,029,746	1,081,303
FNMA ±	2.16	11-1-2035	373,086	392,036
FNMA ±	2.17	12-1-2033	2,239,729	2,383,202
FNMA ±	2.18	12-1-2023	10,161	10,205
FNMA ±	2.19	10-1-2035	793,663	834,111
FNMA ±	2.19	11-1-2017	20,467	20,575
FNMA ±	2.21	1-1-2036	419,074	446,768
FNMA ±	2.22	11-1-2035	2,107,517	2,215,275
FNMA ±	2.22	4-1-2024	3,537,179	3,569,945
FNMA ±	2.22	7-1-2035	2,080,658	2,185,070
FNMA ±	2.23	1-1-2036	447,478	469,840
FNMA ±	2.23	11-1-2017	57,565	58,364
FNMA ±	2.23	4-1-2018	192,084	198,960
FNMA ±	2.24	7-1-2018	211,227	218,191
FNMA ±	2.24	10-1-2024	52,972	53,260
FNMA ±	2.24	8-1-2035	479,650	500,148
FNMA ±	2.24	7-1-2035	1,634,917	1,717,988
FNMA ±	2.25	6-1-2034	876,853	928,198
FNMA ±	2.25	5-1-2017	24,051	24,108
FNMA ±	2.25	1-1-2018	268,987	278,085
FNMA ±	2.25	1-1-2019	67,828	68,660
FNMA ±	2.25	2-1-2020	7,208	7,231
FNMA ±	2.25	1-1-2027	39,938	40,304
FNMA ±	2.26	5-1-2033	4,957,565	5,273,588
FNMA ±	2.26	12-1-2032	1,041,045	1,094,749
FNMA ±	2.27	1-1-2040	587,944	622,928
FNMA ±	2.27	1-1-2035	688,826	724,879
FNMA ±	2.27	1-1-2037	4,209,494	4,454,551
FNMA ±	2.27	1-1-2037	3,223,004	3,416,593
FNMA ±	2.27	6-1-2035	2,776,180	2,931,707
FNMA ±	2.27	9-1-2035	3,235,608	3,428,805
FNMA ±	2.27	11-1-2035	1,254,047	1,325,893
FNMA ±	2.28	5-1-2018	27,118	27,485
FNMA ±	2.28	12-1-2028	7,193	7,243
FNMA ±	2.29	8-1-2017	147,927	147,827
FNMA ±	2.29	2-1-2036	5,271,910	5,582,467
FNMA ±	2.29	11-1-2038	1,470,302	1,561,664
FNMA ±	2.29	5-1-2034	1,014,997	1,075,891
FNMA ±	2.30	4-1-2030	114,944	117,920
FNMA ±	2.30	12-1-2024	33,023	33,222
FNMA ±	2.30	6-1-2032	43,841	44,106

Wells Fargo Adjustable Rate Government Fund	Portfolio of investments — November 30, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FNMA ±	2.30%	6-1-2032	$79,139	$80,221
FNMA ±	2.30	1-1-2035	413,705	439,289
FNMA ±	2.30	11-1-2027	33,930	34,416
FNMA ±	2.31	1-1-2035	1,444,701	1,542,592
FNMA ±	2.32	5-1-2035	1,285,869	1,363,494
FNMA ±	2.32	5-1-2018	335	325
FNMA ±	2.32	4-1-2033	1,073,765	1,141,286
FNMA ±	2.33	7-1-2036	3,786,932	4,009,491
FNMA ±	2.33	4-1-2037	3,771,334	3,996,160
FNMA ±	2.33	12-1-2039	300,690	313,124
FNMA ±	2.33	8-1-2036	3,630,638	3,837,093
FNMA ±	2.34	12-1-2033	1,475,527	1,572,365
FNMA ±	2.35	8-1-2031	126,838	129,958
FNMA ±	2.35	2-1-2035	408,577	434,082
FNMA ±	2.35	7-1-2035	644,740	675,588
FNMA ±	2.35	4-1-2033	424,310	447,302
FNMA ±	2.35	12-1-2034	1,734,791	1,840,287
FNMA ±	2.35	10-1-2024	312,491	325,920
FNMA ±	2.35	4-1-2035	3,409,833	3,614,867
FNMA ±	2.35	4-1-2040	295,450	314,179
FNMA ±	2.35	9-1-2032	6,699,636	7,087,546
FNMA ±	2.35	9-1-2033	57,707	58,166
FNMA ±	2.35	9-1-2035	2,626,842	2,778,074
FNMA ±	2.36	7-1-2035	1,264,222	1,338,764
FNMA ±	2.36	5-1-2034	972,497	1,028,273
FNMA ±	2.36	9-1-2036	1,542,564	1,634,455
FNMA ±	2.36	3-1-2033	485,356	507,650
FNMA ±	2.36	8-1-2025	44,068	45,214
FNMA ±	2.36	12-1-2032	1,128,474	1,197,894
FNMA ±	2.36	12-1-2037	851,087	903,317
FNMA ±	2.37	12-1-2025	21,479	21,781
FNMA ±	2.37	8-1-2026	95,711	98,710
FNMA ±	2.37	1-1-2035	3,019,771	3,198,189
FNMA ±	2.37	5-1-2032	194,737	198,612
FNMA ±	2.37	3-1-2031	40,085	40,312
FNMA ±	2.37	9-1-2038	1,592,233	1,689,143
FNMA ±	2.37	5-1-2033	955,209	1,009,556
FNMA ±	2.37	6-1-2027	1,405	1,451
FNMA ±	2.38	5-1-2033	1,194,426	1,256,856
FNMA ±	2.38	4-1-2034	845,122	899,040
FNMA ±	2.38	5-1-2035	1,770,720	1,883,385
FNMA ±	2.38	6-1-2041	964,569	1,027,370
FNMA ±	2.38	7-1-2025	4,947	5,207
FNMA ±	2.38	4-1-2034	1,348,458	1,430,913
FNMA ±	2.38	5-1-2035	2,486,965	2,637,995
FNMA ±	2.38	11-1-2036	4,215,428	4,468,779
FNMA ±	2.39	7-1-2038	6,529,372	6,926,639
FNMA ±	2.39	5-1-2038	4,829,373	5,114,214
FNMA ±	2.39	2-1-2033	260,602	267,818
FNMA ±	2.39	4-1-2033	1,152,519	1,220,534
FNMA ±	2.39	3-1-2037	774,060	822,818
FNMA ±	2.39	9-1-2035	406,523	428,874
FNMA ±	2.39	1-1-2038	6,761,650	7,188,954
FNMA ±	2.39	5-1-2036	2,577,373	2,729,342
FNMA ±	2.39	7-1-2038	2,526,173	2,669,201
FNMA ±	2.40	1-1-2033	4,094,669	4,337,899
FNMA ±	2.40	10-1-2035	2,916,276	3,068,890
FNMA ±	2.40	10-1-2033	664,236	704,797
FNMA ±	2.40	7-1-2024	14,035	14,111
FNMA ±	2.40	2-1-2037	4,085,038	4,362,499
FNMA ±	2.40	8-1-2039	4,863,852	5,171,826
FNMA ±	2.40	7-1-2029	729,293	774,922
FNMA ±	2.40	2-1-2038	1,214,154	1,288,112
FNMA ±	2.40	11-1-2038	1,190,545	1,264,884
FNMA ±	2.40	4-1-2038	1,756,256	1,860,422
FNMA ±	2.41	11-1-2022	59,974	60,287
FNMA ±	2.41	9-1-2035	1,925,543	2,042,317
FNMA ±	2.41	6-1-2036	2,620,344	2,772,525

Portfolio of investments — November 30, 2015 (unaudited)	Wells Fargo Adjustable Rate Government Fund

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FNMA ±	2.41%	9-1-2035	$7,342,445	$7,773,746
FNMA ±	2.41	12-1-2036	915,096	969,838
FNMA ±	2.41	2-1-2036	11,502,246	12,277,351
FNMA ±	2.41	2-1-2045	3,552,833	3,757,696
FNMA ±	2.41	1-1-2037	8,344,381	8,866,170
FNMA ±	2.41	7-1-2035	3,383,490	3,603,586
FNMA ±	2.41	1-1-2036	1,434,167	1,519,439
FNMA ±	2.41	6-1-2034	3,422,374	3,619,703
FNMA ±	2.42	9-1-2030	935,480	954,999
FNMA ±	2.42	9-1-2039	4,390,537	4,642,956
FNMA ±	2.42	3-1-2035	1,351,188	1,436,154
FNMA ±	2.42	9-1-2039	7,053,341	7,467,252
FNMA ±	2.42	12-1-2040	586,780	621,211
FNMA ±	2.42	1-1-2037	4,312,374	4,603,266
FNMA ±	2.42	12-1-2035	704,476	748,423
FNMA ±	2.42	5-1-2039	4,122,974	4,369,739
FNMA ±	2.42	2-1-2036	1,162,301	1,229,101
FNMA ±	2.42	5-1-2033	554,386	582,978
FNMA ±	2.42	12-1-2033	1,905,204	2,025,969
FNMA ±	2.43	9-1-2036	951,115	1,009,161
FNMA ±	2.43	10-1-2025	144,709	149,739
FNMA ±	2.43	9-1-2034	4,798,840	5,080,641
FNMA ±	2.43	6-1-2035	566,888	600,362
FNMA ±	2.43	10-1-2036	1,377,418	1,457,329
FNMA ±	2.43	7-1-2039	4,942,800	5,235,382
FNMA ±	2.43	11-1-2035	2,209,123	2,340,801
FNMA ±	2.43	12-1-2040	8,569,258	9,059,821
FNMA ±	2.43	2-1-2035	4,163,315	4,403,999
FNMA ±	2.43	9-1-2036	1,256,662	1,340,405
FNMA ±	2.43	12-1-2044	5,778,629	6,121,019
FNMA ±	2.43	5-1-2035	425,410	448,521
FNMA ±	2.43	5-1-2037	1,855,730	1,972,600
FNMA ±	2.44	8-1-2035	1,304,733	1,383,028
FNMA ±	2.44	12-1-2040	5,283,718	5,590,907
FNMA ±	2.44	5-1-2033	3,543,312	3,774,396
FNMA ±	2.44	6-1-2034	4,410,060	4,669,560
FNMA ±	2.44	8-1-2026	684,708	730,484
FNMA ±	2.44	8-1-2033	1,733,566	1,834,506
FNMA ±	2.44	7-1-2035	1,942,423	2,065,359
FNMA ±	2.44	10-1-2035	1,594,581	1,688,911
FNMA ±	2.44	1-1-2036	126,907	132,373
FNMA ±	2.44	7-1-2040	3,450,303	3,681,034
FNMA ±	2.44	1-1-2038	1,512,561	1,607,798
FNMA ±	2.45	6-1-2018	10,651	10,674
FNMA ±	2.45	11-1-2020	816,518	815,922
FNMA ±	2.45	6-1-2032	42,669	43,024
FNMA ±	2.45	6-1-2033	886,398	934,784
FNMA ±	2.45	2-1-2034	3,013,805	3,198,880
FNMA ±	2.45	1-1-2027	762,415	785,181
FNMA ±	2.45	8-1-2037	4,883,312	5,183,509
FNMA ±	2.45	6-1-2017	9,702	9,736
FNMA ±	2.45	4-1-2020	4,307	4,322
FNMA ±	2.45	5-1-2033	338,683	358,374
FNMA ±	2.45	12-1-2035	6,458,203	6,869,654
FNMA ±	2.45	3-1-2038	2,964,434	3,149,468
FNMA ±	2.45	1-1-2028	7,952	8,001
FNMA ±	2.45	7-1-2036	4,856,047	5,135,126
FNMA ±	2.46	6-1-2033	318,427	331,809
FNMA ±	2.46	7-1-2035	1,199,488	1,276,723
FNMA ±	2.46	4-1-2030	15,506	16,309
FNMA ±	2.46	1-1-2035	5,811,581	6,169,522
FNMA ±	2.46	12-1-2040	2,166,764	2,288,320
FNMA ±	2.46	12-1-2040	1,644,382	1,740,360
FNMA ±	2.46	4-1-2033	968,677	1,025,700
FNMA ±	2.46	8-1-2035	3,144,407	3,331,160
FNMA ±	2.46	9-1-2035	1,288,276	1,363,634
FNMA ±	2.46	7-1-2033	146,687	155,892
FNMA ±	2.46	6-1-2035	1,500,364	1,586,197
FNMA ±	2.46	7-1-2035	1,984,038	2,106,726

Wells Fargo Adjustable Rate Government Fund	Portfolio of investments — November 30, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FNMA ±	2.46%	7-1-2040	$3,476,551	$3,677,842
FNMA ±	2.46	6-1-2036	4,637,711	4,917,696
FNMA ±	2.46	6-1-2035	429,094	455,947
FNMA ±	2.46	9-1-2036	807,230	857,871
FNMA ±	2.47	4-1-2024	65,268	65,840
FNMA ±	2.47	4-1-2030	17,762	17,868
FNMA ±	2.47	4-1-2033	1,587,274	1,682,767
FNMA ±	2.47	1-1-2035	887,792	939,747
FNMA ±	2.47	6-1-2027	105,469	108,067
FNMA ±	2.47	12-1-2040	5,762,129	6,104,945
FNMA ±	2.47	2-1-2038	2,624,435	2,780,657
FNMA ±	2.47	5-1-2036	2,972,613	3,159,211
FNMA ±	2.47	11-1-2037	1,308,190	1,385,564
FNMA ±	2.47	10-1-2035	365,415	392,582
FNMA ±	2.47	12-1-2040	2,877,214	3,044,059
FNMA ±	2.47	4-1-2024	22,912	23,812
FNMA ±	2.47	7-1-2035	2,116,468	2,254,784
FNMA ±	2.47	7-1-2035	681,629	724,527
FNMA ±	2.47	5-1-2036	4,857,106	5,153,310
FNMA ±	2.47	10-1-2036	4,660,824	4,919,292
FNMA ±	2.47	12-1-2034	1,909,270	2,033,708
FNMA ±	2.48	9-1-2033	61,238	61,734
FNMA ±	2.48	1-1-2037	2,075,151	2,205,603
FNMA ±	2.48	12-1-2035	5,107,245	5,404,524
FNMA ±	2.48	9-1-2019	47,384	47,836
FNMA ±	2.48	8-1-2036	4,845,518	5,133,147
FNMA ±	2.48	7-1-2037	838,104	890,940
FNMA ±	2.48	6-1-2036	746,509	794,767
FNMA ±	2.48	5-1-2028	59,237	59,911
FNMA ±	2.49	7-1-2028	232	247
FNMA ±	2.49	4-1-2035	2,516,582	2,677,755
FNMA ±	2.49	9-1-2032	71,829	73,683
FNMA ±	2.49	12-1-2034	1,265,853	1,341,988
FNMA ±	2.49	12-1-2040	4,690,958	4,968,830
FNMA ±	2.50	1-1-2033	1,856,677	1,968,110
FNMA ±	2.50	1-1-2033	103,307	105,722
FNMA ±	2.50	3-1-2035	4,549,503	4,809,525
FNMA ±	2.50	12-1-2046	1,125,695	1,193,257
FNMA ±	2.50	5-1-2017	24,918	25,373
FNMA ±	2.50	7-1-2017	27,974	28,029
FNMA ±	2.50	2-1-2019	1,461	1,471
FNMA ±	2.50	7-1-2020	90,825	92,241
FNMA ±	2.50	6-1-2025	8,391	8,445
FNMA ±	2.50	5-1-2034	819,767	870,792
FNMA ±	2.50	2-1-2038	6,076,133	6,401,375
FNMA ±	2.51	10-1-2027	847,998	897,292
FNMA ±	2.51	5-1-2035	1,131,698	1,197,610
FNMA ±	2.51	9-1-2028	106,217	108,981
FNMA ±	2.51	6-1-2026	82,998	85,693
FNMA ±	2.52	7-1-2017	62,122	62,077
FNMA ±	2.53	6-1-2024	51,616	52,409
FNMA ±	2.53	9-1-2026	102,217	105,367
FNMA ±	2.53	4-1-2036	4,593,693	4,861,778
FNMA ±	2.53	5-1-2025	46,343	46,710
FNMA ±	2.53	12-1-2037	4,286,277	4,542,392
FNMA ±	2.53	8-1-2035	3,401,189	3,619,517
FNMA ±	2.53	9-1-2037	1,161,767	1,236,978
FNMA ±	2.53	10-1-2036	1,186,023	1,257,432
FNMA ±	2.53	10-1-2017	1,351	1,356
FNMA ±	2.54	2-1-2035	1,557,604	1,657,534
FNMA ±	2.54	4-1-2038	1,121,115	1,191,343
FNMA ±	2.54	9-1-2022	299,447	309,071
FNMA ±	2.54	9-1-2030	174,801	179,652
FNMA ±	2.54	12-1-2030	79,865	81,965
FNMA ±	2.54	9-1-2034	1,895,353	2,008,894
FNMA ±	2.54	6-1-2037	1,460,541	1,554,341
FNMA ±	2.54	10-1-2024	7,328	7,544
FNMA ±	2.54	4-1-2018	287,146	295,350

Portfolio of investments — November 30, 2015 (unaudited)	Wells Fargo Adjustable Rate Government Fund

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FNMA ±	2.54%	7-1-2036	$3,635,087	$3,884,504
FNMA ±	2.55	5-1-2033	1,073,099	1,142,677
FNMA ±	2.55	7-1-2033	1,246,113	1,333,424
FNMA ±	2.55	5-1-2034	2,064,565	2,205,561
FNMA ±	2.55	1-1-2037	1,654,983	1,756,726
FNMA ±	2.55	9-1-2037	898,972	960,393
FNMA ±	2.55	1-1-2031	625,018	663,599
FNMA ±	2.55	1-1-2032	110,595	114,042
FNMA ±	2.56	9-1-2030	952,444	1,022,798
FNMA ±	2.56	5-1-2036	676,017	725,132
FNMA ±	2.56	5-1-2035	2,058,647	2,188,469
FNMA ±	2.57	10-1-2034	1,329,748	1,415,895
FNMA ±	2.57	3-1-2037	5,238,345	5,589,624
FNMA ±	2.57	4-1-2036	1,532,828	1,630,662
FNMA ±	2.57	11-1-2034	642,543	679,114
FNMA ±	2.57	10-1-2029	123,543	126,402
FNMA ±	2.57	4-1-2028	306,262	318,950
FNMA ±	2.57	10-1-2034	642,040	683,085
FNMA ±	2.58	1-1-2021	350,141	365,840
FNMA ±	2.58	4-1-2035	1,972,808	2,101,860
FNMA ±	2.58	1-1-2029	595,084	619,930
FNMA ±	2.59	7-1-2027	296,073	308,021
FNMA ±	2.59	7-1-2030	1,070,687	1,138,229
FNMA ±	2.59	12-1-2030	845,025	894,085
FNMA ±	2.59	5-1-2028	171,742	183,120
FNMA ±	2.60	8-1-2040	1,015,069	1,088,130
FNMA ±	2.60	11-1-2024	125,103	130,556
FNMA ±	2.60	3-1-2033	1,752,358	1,860,841
FNMA ±	2.60	8-1-2035	1,486,692	1,583,670
FNMA ±	2.60	6-1-2030	118,386	121,610
FNMA ±	2.60	9-1-2033	1,120,493	1,184,212
FNMA ±	2.60	5-1-2027	91,412	95,399
FNMA ±	2.60	8-1-2036	638,649	681,808
FNMA ±	2.60	6-1-2027	88,957	90,665
FNMA ±	2.61	7-1-2028	1,088,517	1,136,385
FNMA ±	2.62	6-1-2032	118,398	122,271
FNMA ±	2.63	5-1-2037	2,820,448	3,008,883
FNMA ±	2.64	6-1-2040	1,100,208	1,163,448
FNMA ±	2.64	11-1-2024	81,459	82,156
FNMA ±	2.64	7-1-2037	2,813,698	3,004,131
FNMA ±	2.65	9-1-2033	832,961	893,596
FNMA ±	2.65	1-1-2026	335,573	350,669
FNMA ±	2.65	10-1-2034	613,817	662,048
FNMA ±	2.66	4-1-2036	4,947,943	5,301,321
FNMA ±	2.66	3-1-2035	3,531,032	3,781,937
FNMA ±	2.66	8-1-2034	3,366,383	3,599,825
FNMA ±	2.67	7-1-2037	839,917	890,386
FNMA ±	2.68	10-1-2018	150,776	156,712
FNMA ±	2.68	1-1-2025	62,326	63,290
FNMA ±	2.68	12-1-2021	53,765	55,010
FNMA ±	2.69	9-1-2035	777,397	830,019
FNMA ±	2.71	9-1-2019	3,349	3,373
FNMA ±	2.71	3-1-2034	1,239,412	1,323,830
FNMA ±	2.72	9-1-2021	78,113	79,182
FNMA ±	2.72	9-1-2035	120,662	128,552
FNMA ±	2.72	2-1-2028	44,590	45,007
FNMA ±	2.72	3-1-2032	134,011	137,774
FNMA ±	2.72	9-1-2030	749,099	799,535
FNMA ±	2.74	8-1-2036	3,349,344	3,528,768
FNMA ±	2.74	10-1-2018	81,592	81,594
FNMA ±	2.74	8-1-2035	3,333,081	3,553,450
FNMA ±	2.75	9-1-2017	208,316	209,926
FNMA ±	2.75	7-1-2027	28,721	28,933
FNMA ±	2.75	5-1-2035	3,160,568	3,391,927
FNMA ±	2.75	6-1-2016	8,116	8,163
FNMA ±	2.75	7-1-2016	3,634	3,645
FNMA ±	2.75	6-1-2018	1,059	1,069
FNMA ±	2.75	8-1-2018	46,921	47,724
FNMA ±	2.75	12-1-2028	88,907	91,563

Wells Fargo Adjustable Rate Government Fund	Portfolio of investments — November 30, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FNMA ±	2.75%	1-1-2029	$11,945	$12,330
FNMA ±	2.76	5-1-2018	233,226	232,880
FNMA ±	2.76	10-1-2029	536,663	563,446
FNMA ±	2.76	9-1-2030	680,363	724,894
FNMA ±	2.77	4-1-2020	1,702,375	1,715,647
FNMA ±	2.77	10-1-2025	8,391	8,432
FNMA ±	2.77	11-1-2024	42,317	42,600
FNMA ±	2.77	5-1-2035	2,156,330	2,308,054
FNMA ±	2.78	3-1-2027	109,113	113,565
FNMA ±	2.78	7-1-2020	1,343,831	1,343,223
FNMA ±	2.80	7-1-2039	2,671,460	2,917,438
FNMA ±	2.80	3-1-2035	3,561,047	3,815,237
FNMA ±	2.81	1-1-2019	2,237	2,238
FNMA ±	2.85	4-1-2026	8,046	8,115
FNMA ±	2.86	7-1-2033	39,567	39,956
FNMA ±	2.86	10-1-2028	223,690	232,587
FNMA ±	2.88	3-1-2019	357,106	375,564
FNMA ±	2.89	5-1-2017	24,405	24,844
FNMA ±	2.89	10-1-2025	10,409	10,620
FNMA ±	2.89	11-1-2035	10,773,659	11,514,563
FNMA ±	2.90	11-1-2034	4,357,363	4,685,823
FNMA ±	2.94	7-1-2028	335,330	349,388
FNMA ±	2.94	1-1-2029	17,005	17,769
FNMA ±	2.95	4-1-2040	2,423,341	2,621,896
FNMA ±	2.95	8-1-2029	462,563	488,225
FNMA ±	2.96	9-1-2032	1,687,795	1,838,995
FNMA ±	2.96	7-1-2019	1,471	1,496
FNMA ±	2.98	2-1-2029	87,001	89,086
FNMA ±	3.00	11-1-2028	88,981	91,226
FNMA ±	3.05	7-1-2033	1,393	1,410
FNMA ±	3.05	4-1-2033	479,118	506,491
FNMA ±	3.10	1-1-2031	75,087	75,898
FNMA ±	3.11	3-1-2030	146,699	150,800
FNMA ±	3.12	8-1-2030	138,104	141,784
FNMA ±	3.15	10-1-2024	45,705	45,900
FNMA ±	3.15	8-1-2031	56,432	56,906
FNMA ±	3.16	4-1-2024	332,429	354,840
FNMA ±	3.23	4-1-2034	2,510,623	2,706,629
FNMA ±	3.25	9-1-2017	1,155	1,159
FNMA ±	3.29	9-1-2033	42,548	42,854
FNMA ±	3.30	1-1-2033	68,641	69,869
FNMA ±	3.31	10-1-2018	15	15
FNMA ±	3.31	2-1-2029	1,793,356	1,925,478
FNMA ±	3.47	6-1-2024	27,535	27,724
FNMA ±	3.47	11-1-2029	9,475	9,509
FNMA ±	3.48	10-1-2034	219,409	229,299
FNMA ±	3.55	7-1-2028	48,943	50,815
FNMA ±	3.57	11-1-2031	42,767	43,079
FNMA ±	3.58	10-1-2017	408,568	414,952
FNMA ±	3.62	5-1-2033	1,385,770	1,496,723
FNMA ±	3.63	7-1-2021	117,829	121,415
FNMA ±	3.65	7-1-2017	13,103	13,438
FNMA ±	3.67	5-1-2017	394	396
FNMA ±	3.69	9-1-2031	312,825	327,433
FNMA ±	3.76	9-1-2028	2,765	2,845
FNMA ±	3.79	4-1-2033	205,008	212,206
FNMA ±	3.92	2-1-2033	96,104	97,416
FNMA ±	3.94	12-1-2032	166,585	172,661
FNMA ±	3.95	9-1-2023	4,776	4,813
FNMA ±	4.01	4-1-2032	243,920	246,417
FNMA ±	4.04	5-1-2034	354,222	375,342
FNMA ±	4.08	5-1-2025	78	78
FNMA ±	4.10	9-1-2017	700	705
FNMA ±	4.18	6-1-2019	2,994	3,027
FNMA ±	4.20	11-1-2031	19,833	19,818
FNMA ±	4.25	10-1-2021	10,611	10,540
FNMA ±	4.26	8-1-2017	17,463	17,651
FNMA ±	4.30	1-1-2018	557	560

Portfolio of investments — November 30, 2015 (unaudited)	Wells Fargo Adjustable Rate Government Fund

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FNMA ±	4.31%	11-1-2019	$289	$290
FNMA ±	4.32	12-1-2036	213,844	227,807
FNMA ±	4.32	11-1-2031	130,125	133,008
FNMA ±	4.47	6-1-2034	291,100	309,473
FNMA ±	4.58	6-1-2028	60,864	62,529
FNMA ±	4.63	2-1-2019	299,091	309,057
FNMA ±	4.65	1-1-2019	331,769	341,902
FNMA ±	4.69	4-1-2018	107,296	108,240
FNMA ±	5.00	6-1-2028	21,562	21,565
FNMA	5.50	9-1-2019	83,433	86,015
FNMA ±	5.70	1-1-2019	56,919	59,367
FNMA ±	6.00	1-1-2020	8,086	8,100
FNMA ±	6.45	2-1-2034	66,051	66,088
FNMA	6.50	8-1-2028	64,704	67,812
FNMA	6.50	5-1-2031	191,869	219,879
FNMA	7.00	11-1-2017	7,713	7,896
FNMA	7.06	11-1-2024	42,410	43,970
FNMA	7.06	12-1-2024	31,481	32,006
FNMA	7.06	3-1-2025	58,823	61,546
FNMA	7.06	3-1-2025	8,914	8,983
FNMA	7.06	4-1-2025	21,545	21,750
FNMA	7.06	1-1-2027	55,432	57,317
FNMA	7.50	2-1-2016	4,159	4,165
FNMA	7.50	1-1-2031	126,619	140,465
FNMA	7.50	1-1-2033	300,908	343,344
FNMA	7.50	5-1-2033	203,743	233,421
FNMA	7.50	5-1-2033	199,296	224,805
FNMA	7.50	6-1-2033	127,554	139,172
FNMA	7.50	7-1-2033	148,257	161,911
FNMA	7.50	8-1-2033	110,398	120,525
FNMA	8.00	12-1-2026	108,010	122,203
FNMA	8.00	2-1-2030	212	214
FNMA	8.00	3-1-2030	337	380
FNMA	8.00	7-1-2031	39,157	39,700
FNMA	8.00	5-1-2033	235,902	272,693
FNMA	8.50	10-1-2026	12,014	13,391
FNMA	8.50	2-1-2027	10,467	10,605
FNMA	8.50	6-1-2030	56,801	60,566
FNMA	8.51	8-15-2024	65,501	73,575
FNMA	9.00	7-1-2030	7,908	7,979
FNMA	10.00	1-20-2021	17,581	17,987
FNMA	11.00	1-1-2018	4,643	4,828
FNMA Series 1989-74 Class J	9.80	10-25-2019	14,613	16,145
FNMA Series 1989-96 Class H	9.00	12-25-2019	6,765	7,391
FNMA Series 1992-39 Class FA ±	2.03	3-25-2022	185,491	189,714
FNMA Series 1992-45 Class F ±	2.03	4-25-2022	32,798	32,392
FNMA Series 1992-87 Class Z	8.00	5-25-2022	21,054	23,322
FNMA Series 1993-113 Class FA ±	1.61	7-25-2023	126,918	128,229
FNMA Series 1993-247 Class FM ±	1.85	12-25-2023	548,382	563,473
FNMA Series 1994-14 Class F ±	2.25	10-25-2023	279,751	290,170
FNMA Series 1998-T2 Class A5 ±	2.41	1-25-2032	398,199	404,050
FNMA Series 2001-50 Class BA	7.00	10-25-2041	240,120	276,441
FNMA Series 2001-63 Class FD ±	0.80	12-18-2031	152,038	154,457
FNMA Series 2001-81 Class F ±	0.77	1-25-2032	105,320	107,111
FNMA Series 2001-T08 Class A1	7.50	7-25-2041	179,765	208,624
FNMA Series 2001-T10 Class A2	7.50	12-25-2041	3,917,832	4,735,780
FNMA Series 2001-T12 Class A2	7.50	8-25-2041	288,251	351,504
FNMA Series 2001-T12 Class A4 ±	3.55	8-25-2041	6,938,865	7,160,581
FNMA Series 2001-W03 Class A ±	6.83	9-25-2041	780,515	878,865
FNMA Series 2001-W1 Class AV1 ±	0.46	8-25-2031	96,624	93,802
FNMA Series 2002-05 Class FD ±	1.12	2-25-2032	298,835	306,552
FNMA Series 2002-33 Class A4 ±	4.72	11-25-2030	174,859	182,128
FNMA Series 2002-59 Class F ±	0.62	9-25-2032	635,654	642,061
FNMA Series 2002-66 Class A3 ±	3.25	4-25-2042	10,516,893	11,143,655
FNMA Series 2002-T12 Class A3	7.50	5-25-2042	1,710,078	2,087,240
FNMA Series 2002-T12 Class A5 ±	3.66	10-25-2041	2,550,825	2,670,094
FNMA Series 2002-T18 Class A5 ±	3.73	5-25-2042	4,230,276	4,426,033
FNMA Series 2002-T19 Class A4 ±	3.40	3-25-2042	252,598	268,159
FNMA Series 2002-W1 Class 3A ±	3.17	4-25-2042	1,601,651	1,651,803

Wells Fargo Adjustable Rate Government Fund	Portfolio of investments — November 30, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FNMA Series 2002-W4 Class A6 ±	3.42%	5-25-2042	$2,687,655	$2,816,577
FNMA Series 2003-07 Class A2 ±	2.61	5-25-2042	1,177,054	1,199,380
FNMA Series 2003-17 Class FN ±	0.52	3-25-2018	326,622	326,868
FNMA Series 2003-63 Class A8 ±	2.83	1-25-2043	1,670,719	1,729,039
FNMA Series 2003-W02 Class 1A3	7.50	7-25-2042	503,944	593,811
FNMA Series 2003-W04 Class 5A ±	3.07	10-25-2042	1,415,436	1,498,822
FNMA Series 2003-W08 Class 4A ±	3.21	11-25-2042	1,982,858	2,071,732
FNMA Series 2003-W10 Class 2A ±	3.14	6-25-2043	3,754,812	3,923,666
FNMA Series 2003-W18 Class 2A ±	3.50	6-25-2043	13,498,818	14,465,422
FNMA Series 2003-W9 Class A ±	0.46	6-25-2033	3,053,545	2,959,446
FNMA Series 2004-31 Class FG ±	0.62	8-25-2033	538,515	540,017
FNMA Series 2004-38 Class FT ±	0.65	10-25-2033	342,597	344,462
FNMA Series 2004-T3 Class 1A3	7.00	2-25-2044	699,061	799,897
FNMA Series 2004-T3 Class 2A ±	3.25	8-25-2043	2,294,979	2,448,666
FNMA Series 2004-T9 Class A1 ±	0.48	4-25-2035	238,372	237,990
FNMA Series 2004-W02 Class 5A	7.50	3-25-2044	213,969	244,939
FNMA Series 2004-W1 Class 2A2	7.00	12-25-2033	392,243	457,741
FNMA Series 2004-W1 Class 3A ±	3.50	1-25-2043	116,822	125,603
FNMA Series 2004-W12 Class 2A ±	3.51	6-25-2044	6,827,330	7,222,190
FNMA Series 2004-W15 Class 3A ±	2.76	6-25-2044	8,880,778	9,598,576
FNMA Series 2005-57 Class EG ±	0.52	3-25-2035	674,528	675,351
FNMA Series 2005-W3 Class 3A ±	2.75	4-25-2045	1,818,463	1,950,049
FNMA Series 2006-15 Class FW ±	0.52	1-25-2036	469,135	471,387
FNMA Series 2006-W1 Class 3A ±	2.24	10-25-2045	9,239,379	9,877,523
FNMA Series 2007-95 Class A2 ±	0.47	8-27-2036	840,552	837,438
FNMA Series G92-20 Class FB ±	2.03	4-25-2022	59,385	59,204
FNMA Series G93-1 Class K	6.68	1-25-2023	531,681	582,251
FNMA Series G93-19 Class FD ±	1.61	4-25-2023	447,586	452,207
GNMA ±	2.09	8-20-2062	7,253,963	7,560,795
GNMA ±	2.11	9-20-2062	2,322,805	2,423,293
GNMA	6.45	4-20-2025	56,907	65,014
GNMA	6.45	5-20-2025	20,785	21,406
GNMA	6.45	9-20-2025	44,964	53,154
GNMA	6.50	6-20-2034	80,922	83,572
GNMA	6.50	8-20-2034	782,268	892,858
GNMA	6.50	8-20-2034	114,364	120,165
GNMA	6.75	2-15-2029	88,488	101,391
GNMA	7.00	7-20-2034	61,993	63,586
GNMA	7.25	7-15-2017	2,577	2,585
GNMA	7.25	8-15-2017	12,379	12,494
GNMA	7.25	8-15-2017	5,267	5,285
GNMA	7.25	9-15-2017	10,237	10,345
GNMA	7.25	10-15-2017	18,883	19,344
GNMA	7.25	10-15-2017	7,823	7,899
GNMA	7.25	11-15-2017	9,747	9,849
GNMA	7.25	1-15-2018	3,165	3,176
GNMA	7.25	1-15-2018	6,067	6,087
GNMA	7.25	2-15-2018	11,782	11,915
GNMA	7.25	5-15-2018	6,678	6,701
GNMA	9.00	5-15-2016	1,436	1,441
GNMA	9.00	8-15-2016	2,466	2,475
GNMA	9.00	11-15-2016	681	688
GNMA	9.00	12-15-2016	74	75
GNMA	9.00	2-15-2017	1,770	1,786
GNMA	9.00	5-15-2017	301	302
GNMA	9.00	7-15-2017	4,215	4,234
GNMA	9.00	3-15-2020	2,838	2,888
GNMA	9.00	8-15-2021	490	492
GNMA	9.00	8-20-2024	300	327
GNMA	9.00	9-20-2024	1,231	1,292
GNMA	9.00	10-20-2024	3,160	3,204
GNMA	9.00	11-20-2024	167	168
GNMA	9.00	1-20-2025	6,615	7,554
GNMA	9.00	2-20-2025	21,428	24,402
GNMA Series 2011-H12 Class FA ±	0.68	2-20-2061	2,947,304	2,937,454
GNMA Series 2011-H17 Class FA ±	0.72	6-20-2061	1,507,011	1,503,451
Total Agency Securities (Cost $1,187,454,154)				1,203,588,735

Portfolio of investments — November 30, 2015 (unaudited)	Wells Fargo Adjustable Rate Government Fund

Security name		Interest rate	Maturity date	Principal	Value
Non-Agency Mortgage-Backed Securities: 0.40%
National Credit Union Administration Guaranteed Notes Program Series 2010-C1 Class A2		2.90%	10-29-2020	$5,186,695	$5,208,464

Total Non-Agency Mortgage-Backed Securities (Cost $5,223,494)					5,208,464

		Yield		Shares
Short-Term Investments: 6.49%
Investment Companies: 6.49%
Wells Fargo Government Money Market Fund, Select Class (l)(u)		0.04		84,301,247	84,301,247

Total Short-Term Investments (Cost $84,301,247)					84,301,247

Total investments in securities (Cost $1,276,978,895)*	99.54%				1,293,098,446
Other assets and liabilities, net	0.46				5,924,911

Total net assets	100.00%				$1,299,023,357

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
±	Variable rate investment. The rate shown is the rate in effect at period end.
(c)	Investment in an interest-only security entitles holders to receive only the interest payments on the underlying mortgages. The principal amount shown is the notional amount of the underlying mortgages. The rate represents the coupon rate.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $1,277,743,836 and unrealized gains (losses) consists of:

Gross unrealized gains	$18,191,044
Gross unrealized losses	(2,836,434)

Net unrealized gains	$15,354,610

Abbreviations:
FDIC	Federal Deposit Insurance Corporation
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association

Wells Fargo Adjustable Rate Government Fund (the “Fund”)

Notes to Portfolio of investments — November 30, 2015 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of November 30, 2015:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets Investments in:
Agency securities	$0	$1,203,588,735	$0	$1,203,588,735
Non-agency mortgage-backed securities	0	5,208,464	0	5,208,464
Short-term investments
Investment companies	84,301,247	0	0	84,301,247

	$84,301,247	$1,208,797,199	$0	$1,293,098,446

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At November 30, 2015, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Conservative Income Fund	Portfolio of investments — November 30, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Asset-Backed Securities: 23.18%
Ally Auto Receivables Trust Series 2014-3 Class A2	0.81%	9-15-2017	$633,986	$633,849
Ally Auto Receivables Trust Series 2015-2 Class A2A	0.98	3-15-2018	3,000,000	2,999,658
Bank of the West Auto Trust Series 2014-1 Class A2 144A	0.69	7-17-2017	1,327,788	1,327,145
BMW Vehicle Lease Trust Series 2015-2 Class A2A	1.07	1-22-2018	4,695,000	4,689,189
California Republic Auto Receivables Trust Series 2014-3 Class A3	1.09	11-15-2018	1,500,000	1,498,881
Capital One Multi Asset Execution Trust Series 2006-A3 Class A3	5.05	12-17-2018	1,805,000	1,820,922
CarMax Auto Owner Trust Series 2014-4 Class A2A	0.67	2-15-2018	1,729,785	1,728,616
CarMax Auto Owner Trust Series 2015-2 Class A2A	0.82	6-15-2018	500,000	499,202
Citibank Credit Card Issuance Trust Series 2013-A3 Class A3	1.11	7-23-2018	4,220,000	4,227,360
Fifth Third Auto Trust Series 2014-1 Class A3	0.68	4-16-2018	1,415,489	1,414,218
Ford Credit Auto Lease Trust Series 2014-A Class A3	0.68	4-15-2017	658,601	658,333
Ford Credit Auto Lease Trust Series 2015-A Class A2A	0.79	12-15-2017	2,000,000	1,997,597
Ford Credit Auto Lease Trust Series 2015-A Class A2A	0.81	1-15-2018	743,613	743,516
GE Equipment Transportation LLC Series 2015-1 Class A2	0.89	11-24-2017	1,759,922	1,760,754
GM Financial Automobile Leasing Trust Series 2014-1A Class A2 144A	0.61	7-20-2016	148,505	148,482
GM Financial Automobile Leasing Trust Series 2014-2A Class A3 144A	1.22	1-22-2018	2,500,000	2,499,046
GM Financial Automobile Leasing Trust Series 2015-2 Class A2A	1.18	4-20-2018	1,000,000	1,000,381
Golden Credit Card Trust Series 2012-2A Class A1 144A	1.77	1-15-2019	4,000,000	4,023,781
Honda Auto Receivables Owner Trust Series 2015-3 Class A2	0.92	11-20-2017	4,000,000	4,001,182
Honda Auto Receivables Owner Trust Series 2015-4 Class A2	0.82	7-23-2018	1,000,000	997,928
Hyundai Auto Lease Securitization Trust Series 2013-B Class A3 144A	0.98	10-17-2016	372,842	372,860
Hyundai Auto Lease Securitization Trust Series 2015-A Class A2 144A	1.00	10-16-2017	977,129	976,532
Hyundai Auto Receivables Trust Series 2015-C Class A2A	0.99	11-15-2018	2,500,000	2,499,125
John Deere Owner Trust Series 2015-A Class A2A	0.87	2-15-2018	1,993,431	1,992,643
Leaf II Receivables Funding LLC Series 2015-1 Class A2 144A	1.13	3-15-2017	3,500,000	3,492,543
M&T Bank Auto Receivables Trust Series 2013-1A Class A3 144A	1.06	11-15-2017	425,613	425,767
Mercedes Benz Auto Lease Trust Series 2015-B Class A2A	1.00	1-16-2018	1,500,000	1,498,255
MMAF Equipment Finance LLC Series 2014-AA Class A2 144A	0.52	4-10-2017	965,459	964,711
MMAF Equipment Finance LLC Series 2015-AA Class A2 144A	0.96	9-18-2017	2,200,000	2,197,738
Nissan Auto Lease Trust Series 2015-B Class A2A	1.18	12-15-2017	1,000,000	999,638
Nissan Auto Receivables Owner Trust Series 2015-C Class A2A	0.87	11-15-2018	2,000,000	1,995,845
Oscar US Funding Trust Series 2015-1A Class A2A 144A	1.30	2-15-2018	2,844,000	2,823,853
Porsche Innovative Lease Owner Trust Series 2015-1 Class A2 144A	0.79	11-21-2017	943,187	941,993
Smart Trust Series 2013-2US Class A3A	0.83	1-14-2017	424,139	424,054
Smart Trust Series 2015-1US Class A2A	0.99	8-14-2017	1,677,049	1,674,851
SunTrust Auto Receivables Trust Series 2015-1A Class A2 144A	0.99	6-15-2018	2,000,000	2,000,933
Toyota Auto Receivables Owner Trust Series 2015-C Class A2A	0.92	2-15-2018	3,700,000	3,700,496
Volkswagen Auto Lease Trust Series 2014-A Class A3	0.80	4-20-2017	4,077,511	4,071,330
Volkswagen Auto Lease Trust Series 2015-A Class A2A	0.87	6-20-2017	789,838	788,932
Volvo Financial Equipment LLC Series 2014-1A Class A2 144A	0.54	11-15-2016	184,405	184,359
World Omni Automobile Lease Trust Series 2015-A Class A2A	1.06	5-15-2018	2,900,000	2,893,284
World Omni Automobile Receivables Trust Series 2015-A Class A2A	0.79	7-16-2018	757,624	757,237
Total Asset-Backed Securities (Cost $76,416,998)				76,347,019

Corporate Bonds and Notes: 30.74%
Consumer Discretionary: 1.98%
Media: 1.22%
NBCUniversal Enterprise Incorporated 144A±	0.86	4-15-2016	4,000,000	4,003,992

Specialty Retail: 0.76%
Lowe’s Companies Incorporated	2.13	4-15-2016	2,500,000	2,511,308

Consumer Staples: 0.30%
Beverages: 0.30%
Coca-Cola Company	0.88	10-27-2017	1,000,000	996,619

1

Portfolio of investments — November 30, 2015 (unaudited)	Wells Fargo Conservative Income Fund

Security name	Interest rate	Maturity date	Principal	Value
Financials: 24.31%
Banks: 9.10%
Bank of America Corporation	1.25%	2-14-2017	$5,000,000	$5,001,285
Branch Banking & Trust Company ±	0.66	9-13-2016	1,050,000	1,048,191
Branch Banking & Trust Company	1.05	12-1-2016	1,000,000	1,000,388
Branch Banking & Trust Company	1.45	10-3-2016	1,700,000	1,706,137
Branch Banking & Trust Company	5.63	9-15-2016	250,000	258,757
Branch Banking & Trust Corporation	3.95	4-29-2016	1,884,000	1,908,247
Credit Suisse New York ±	1.00	4-27-2018	2,500,000	2,487,705
Credit Suisse New York ±	1.01	1-29-2018	1,750,000	1,747,331
Fifth Third Bank	0.90	2-26-2016	2,300,000	2,301,288
HSBC USA Incorporated ±	1.11	8-7-2018	2,000,000	1,997,008
JPMorgan Chase & Company ±	0.88	2-15-2017	4,000,000	3,995,720
MUFG Union Bank NA ±	1.08	9-26-2016	1,625,000	1,628,115
PNC Bank NA ±	0.63	8-1-2017	1,650,000	1,643,887
PNC Bank NA ±	0.74	6-1-2018	500,000	497,789
PNC Bank NA	1.13	1-27-2017	750,000	749,214
PNC Bank NA	1.30	10-3-2016	2,000,000	2,007,712
				29,978,774

Capital Markets: 2.80%
Bank of New York Mellon Corporation	2.40	1-17-2017	3,000,000	3,044,109
Goldman Sachs Group Incorporated ±	0.77	3-22-2016	1,000,000	1,000,204
Goldman Sachs Group Incorporated	3.63	2-7-2016	1,750,000	1,759,126
Morgan Stanley	3.80	4-29-2016	1,500,000	1,518,488
Morgan Stanley	4.75	3-22-2017	1,818,000	1,893,454
				9,215,381

Consumer Finance: 7.16%
American Express Credit Corporation	1.30	7-29-2016	1,750,000	1,754,727
American Honda Finance Corporation ±	0.78	9-20-2017	2,000,000	2,001,686
American Honda Finance Corporation ±	0.45	9-2-2016	1,150,000	1,149,944
Daimler Finance North America LLC 144A	1.45	8-1-2016	4,050,000	4,056,727
Harley-Davidson Financial Services Incorporated 144A	3.88	3-15-2016	3,400,000	3,428,948
HSBC Finance Corporation	5.50	1-19-2016	2,200,000	2,213,501
John Deere Capital Corporation	2.00	1-13-2017	2,918,000	2,946,666
Nissan Motor Acceptance Corporation 144A	1.00	3-15-2016	1,845,000	1,846,642
Toyota Motor Credit Corporation	2.00	9-15-2016	2,985,000	3,012,343
Volkswagen Group of America Finance LLC 144A±	0.85	5-22-2018	1,250,000	1,183,833
				23,595,017

Diversified Financial Services: 0.50%
General Electric Capital Corporation	5.00	1-8-2016	1,650,000	1,657,184

Insurance: 4.75%
Jackson National Life Global Funding Company 144A±	0.57	7-29-2016	2,000,000	2,000,150
Jackson National Life Global Funding Company 144A±	0.90	10-13-2017	2,000,000	2,006,048
MassMutual Global Funding II 144A	2.00	4-5-2017	3,440,000	3,474,218
MassMutual Global Funding II 144A	3.13	4-14-2016	950,000	958,993
New York Life Global Funding 144A	1.13	3-1-2017	2,748,000	2,747,041
Principal Life Global Funding II 144A	1.13	2-24-2017	4,000,000	3,994,528
Principal Life Global Funding II 144A	1.20	5-19-2017	460,000	458,811
				15,639,789

Health Care: 1.40%
Health Care Providers & Services: 1.04%
Novant Health Incorporated	5.35	11-1-2016	3,300,000	3,428,901

2

Wells Fargo Conservative Income Fund	Portfolio of investments — November 30, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Pharmaceuticals: 0.36%
Bayer US Finance LLC 144A±	0.57%	10-7-2016	$1,200,000	$1,199,087

Information Technology: 0.61%
Communications Equipment: 0.61%
Cisco Systems Incorporated ±	0.65	6-15-2018	2,000,000	1,998,400

Utilities: 2.14%
Electric Utilities: 2.14%
Commonwealth Edison Company 1st Mortgage	1.95	9-1-2016	4,000,000	4,025,496
Duke Energy Carolinas LLC	1.75	12-15-2016	3,000,000	3,027,780
				7,053,276

Total Corporate Bonds and Notes (Cost $101,452,484)				101,277,728

Municipal Obligations: 9.01%
California: 4.02%
California Earthquake Authority (Miscellaneous Revenue)	1.19	7-1-2016	1,750,000	1,753,203
California Industry Public Facilities Authority Series A (Tax Revenue, AGM Insured)	1.76	1-1-2017	2,500,000	2,501,425
Los Angeles CA Municipal Improvement Corporation Series A (Miscellaneous Revenue)	1.26	11-1-2016	3,770,000	3,764,797
Oakland-Alameda County CA Coliseum Authority Series A (Miscellaneous Revenue)	1.25	2-1-2017	2,250,000	2,237,513
University of California Series Y-1 (Education Revenue) ±	0.69	7-1-2041	2,985,000	2,983,388
				13,240,326

Illinois: 0.18%
Chicago IL Midway Airport Series C (Airport Revenue)	1.32	1-1-2016	600,000	600,432

Kentucky: 1.52%
Kentucky Municipal Power Agency Series B002 (Miscellaneous Revenue, AGM Insured, Morgan Stanley Bank LIQ) 144A±	0.57	9-1-2037	5,000,000	5,000,000

Minnesota: 0.33%
Saint Paul MN Housing & RDA HealthPartners Obligated Group Series B (Health Revenue)	1.04	7-1-2016	1,100,000	1,098,856

New Jersey: 0.27%
New Jersey EDA School Facilities Construction Series QQ (Miscellaneous Revenue)	1.10	6-15-2016	900,000	898,794

New York: 0.94%
Nassau County NY Series C (GO Revenue)	1.13	12-15-2016	1,400,000	1,394,652
New York NY Housing Development Corporation Series B1 (Housing Revenue)	0.75	5-1-2016	1,700,000	1,700,153
				3,094,805

North Carolina: 1.75%
North Carolina Eastern Municipal Power Agency (Utilities Revenue)	1.09	7-1-2016	5,750,000	5,755,520

Total Municipal Obligations (Cost $29,704,834)				29,688,733

Non-Agency Mortgage-Backed Securities: 2.34%
Bank of America Commercial Mortgage Trust Series 2007-1 Class A4	5.45	1-15-2049	1,143,986	1,182,483
CCG Receivables Trust Class 2014-1 Class A2 144A	1.06	11-15-2021	1,211,959	1,208,143

3

Portfolio of investments — November 30, 2015 (unaudited)	Wells Fargo Conservative Income Fund

Security name	Interest rate	Maturity date	Principal	Value
Non-Agency Mortgage-Backed Securities (continued)
Dell Equipment Finance Trust Series 2015-1 Class A2 144A	1.01%	7-24-2017	$2,000,000	$1,997,943
JPMorgan Chase Commercial Mortgage Securities Trust Series 2006-LDP6 Class A4 ±	5.48	4-15-2043	552,766	554,111
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-LDPX Class A1A	5.44	1-15-2049	1,031,606	1,071,826
JPMorgan Chase Commercial Mortgage Securities Trust Series 2012-C6 Class A2	2.21	5-15-2045	1,683,238	1,695,598
Total Non-Agency Mortgage-Backed Securities (Cost $7,750,996)				7,710,104

Yankee Corporate Bonds and Notes: 21.61%
Consumer Staples: 2.50%
Food & Staples Retailing: 1.17%
Wesfarmers Limited 144A	2.98	5-18-2016	3,810,000	3,838,819

Tobacco: 1.33%
BAT International Finance plc 144A±	0.85	6-15-2018	4,400,000	4,396,524

Energy: 2.41%
Oil, Gas & Consumable Fuels: 2.41%
BP Capital Markets plc ±	0.69	2-10-2017	1,250,000	1,246,523
BP Capital Markets plc	3.20	3-11-2016	1,701,000	1,713,123
CNPC General Capital Limited 144A±	1.26	5-14-2017	1,000,000	996,090
Schlumberger Investment SA 144A	1.25	8-1-2017	4,000,000	3,978,032
				7,933,768

Financials: 15.54%
Banks: 11.60%
ABN Amro Bank NV 144A±	1.12	10-28-2016	2,000,000	2,007,580
ANZ New Zealand International Limited of London 144A	1.40	4-27-2017	1,500,000	1,494,849
Australia & New Zealand Banking Group Limited 144A±	0.76	1-16-2018	1,500,000	1,493,441
Banco Santander Chile 144A±	1.22	4-11-2017	1,250,000	1,240,938
Bank of Montreal	1.30	7-15-2016	3,000,000	3,010,260
Bank of Tokyo-Mitsubishi UFJ Limited 144A±	1.36	9-14-2018	1,250,000	1,253,035
Banque Federative du Credit Mutuel SA 144A±	1.17	1-20-2017	1,000,000	1,004,364
BPCE SA	1.70	4-25-2016	2,695,000	2,699,258
Export-Import Bank of Korea ±	1.07	1-14-2017	1,400,000	1,402,045
Export-Import Bank of Korea	4.00	1-11-2017	1,000,000	1,024,979
Export-Import Bank of Korea 144A	5.38	10-4-2016	1,000,000	1,034,081
Industrial & Commercial Bank of China Limited ±	1.55	11-13-2017	1,500,000	1,503,485
Kookmin Bank 144A±	1.20	1-27-2017	2,000,000	2,006,908
Kookmin Bank 144A±	1.57	10-11-2016	500,000	502,752
Lloyds Bank plc ±	1.14	8-17-2018	3,500,000	3,503,913
Macquarie Bank Limited 144A±	1.12	3-24-2017	1,000,000	1,000,415
Macquarie Bank Limited 144A	2.00	8-15-2016	1,500,000	1,509,693
National Australia Bank Limited 144A±	0.96	7-23-2018	1,750,000	1,747,888
National Australia Bank Limited	1.30	7-25-2016	1,000,000	1,003,515
Nordea Bank AB 144A	0.88	5-13-2016	930,000	929,981
Nordea Bank AB 144A±	1.17	9-17-2018	2,200,000	2,209,579
Sumitomo Mitsui Banking Corporation ±	0.90	1-16-2018	2,250,000	2,241,459
Sumitomo Mitsui Trust Bank Limited 144A±	1.11	9-16-2016	750,000	751,827
Suncorp-Metway Limited 144A	1.70	3-28-2017	1,625,000	1,627,413
				38,203,658

Diversified Financial Services: 3.94%
Abbey National Treasury Services plc ±	0.85	3-13-2017	500,000	499,092
Abbey National Treasury Services plc	4.00	4-27-2016	1,300,000	1,317,355
GE Capital International Funding Company 144A	0.96	4-15-2016	3,417,000	3,421,141

4

Wells Fargo Conservative Income Fund	Portfolio of investments — November 30, 2015 (unaudited)

Security name		Interest rate	Maturity date	Principal	Value
Diversified Financial Services (continued)
La Caisse Centrale Desjardins du Quebec 144A±		0.99%	1-29-2018	$3,760,000	$3,752,300
UBS AG Stamford Connecticut ±		0.88	6-1-2017	1,000,000	998,965
UBS AG Stamford Connecticut ±		1.03	3-26-2018	2,000,000	1,996,182
UBS AG Stamford Connecticut		1.38	6-1-2017	1,000,000	996,852
					12,981,887

Telecommunication Services: 1.16%
Wireless Telecommunication Services: 1.16%
America Movil SAB de CV ±		1.34	9-12-2016	2,500,000	2,499,900
America Movil SAB de CV		2.38	9-8-2016	1,320,000	1,330,540
					3,830,440

Total Yankee Corporate Bonds and Notes (Cost $71,272,960)					71,185,096

Short-Term Investments: 12.56%
Certificates of Deposit: 0.61%
Bank of Tokyo-Mitsubishi LLC		0.70	7-15-2016	2,000,000	2,001,264

Commercial Paper: 11.04%
Angelsea Funding LLC (p)(z)		0.12	12-3-2015	2,200,000	2,199,978
Atlantic Asset Securitization LLC (p)(z)		0.28	1-7-2016	3,000,000	2,999,110
Bedford Row Funding Corporation (p)(z)		0.49	4-5-2016	6,000,000	5,989,713
Changhong (Hong Kong) Trading Limited (z)		0.15	12-9-2015	2,000,000	1,999,923
Coca-Cola Company (z)		0.17	1-20-2016	1,500,000	1,499,647
Cofco Capital Corporation (z)		0.15	12-8-2015	3,500,000	3,499,881
Collateralized Commercial Paper Company LLC (z)		0.48	3-22-2016	1,000,000	998,481
Institutional Secured Funding LLC (p)(z)		0.15	12-2-2015	7,000,000	6,999,942
Matchpoint Finance plc (p)(z)		0.16	12-11-2015	4,000,000	3,999,804
San Diego Gas and Electric (z)		0.89	11-21-2016	2,000,000	1,982,560
Sinopec Century Bright Capital Investment Limited 144A(z)		0.37	12-14-2015	700,000	699,899
Suncorp-Metway Limited (z)		0.20	1-5-2016	3,500,000	3,499,307
					36,368,245

		Yield		Shares
Investment Companies: 0.91%
Wells Fargo Cash Investment Money Market Fund, Select Class (l)(u)		0.17		3,014,618	3,014,618

Total Short-Term Investments (Cost $41,378,706)					41,384,127

Total investments in securities (Cost $327,976,978)*	99.44%				327,592,807
Other assets and liabilities, net	0.56				1,854,281

Total net assets	100.00%				$329,447,088

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
±	Variable rate investment. The rate shown is the rate in effect at period end.
(p)	Asset-backed commercial paper
(z)	Zero coupon security. The rate represents the current yield to maturity.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.

5

Portfolio of investments — November 30, 2015 (unaudited)	Wells Fargo Conservative Income Fund

*	Cost for federal income tax purposes is $327,978,593 and unrealized gains (losses) consists of:

Gross unrealized gains	$79,858
Gross unrealized losses	(465,644)

Net unrealized losses	$(385,786)

Abbreviations:
AGM	Assured Guaranty Municipal
EDA	Economic Development Authority
GO	General obligation
LIQ	Liquidity agreement
LLC	Limited liability company
plc	Public limited company
RDA	Redevelopment Authority

6

Wells Fargo Conservative Income Fund (the “Fund”)

Notes to Portfolio of investments — November 30, 2015 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of November 30, 2015:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Asset-backed securities	$0	$76,347,019	$0	$76,347,019
Corporate bonds and notes	0	101,277,728	0	101,277,728
Municipal obligations	0	29,688,733	0	29,688,733
Non-agency mortgage-backed securities	0	7,710,104	0	7,710,104
Yankee corporate bonds and notes	0	71,185,096	0	71,185,096
Short-term investments
Certificates of deposit	0	2,001,264	0	2,001,264
Commercial paper	0	36,368,245	0	36,368,245

Investment companies	3,014,618	0	0	3,014,618

Total assets	$3,014,618	$324,578,189	$0	$327,592,807

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At November 30, 2015, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Government Securities Fund	Portfolio of investments — November 30, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities: 61.39%
FDIC Series 2010-S1 Class 1A 144A±	0.74%	2-25-2048	$3,844,078	$3,844,938
FDIC Series 2013-R1 Class A 144A	1.15	3-25-2033	4,533,922	4,467,626
FHLB	5.63	3-14-2036	6,150,000	8,061,580
FHLMC ±	1.38	12-15-2036	745,267	770,620
FHLMC ±	2.33	10-1-2026	205,210	214,138
FHLMC ±	2.50	6-1-2032	81,092	85,362
FHLMC ±	2.53	1-1-2038	1,095,735	1,170,174
FHLMC ±	2.65	7-1-2029	148,571	154,958
FHLMC ±	2.66	9-1-2031	9,096	9,279
FHLMC ±	2.66	9-1-2031	53,580	53,938
FHLMC ±	2.90	5-1-2026	103,527	108,372
FHLMC ±	3.03	7-1-2032	1,216,524	1,263,111
FHLMC %%	3.50	12-10-2045	39,960,000	41,314,892
FHLMC	4.00	6-1-2044	10,302,455	10,924,896
FHLMC	4.50	3-1-2042	864,522	933,137
FHLMC	5.00	5-1-2018	146,029	151,072
FHLMC	5.00	4-1-2019	153,711	159,020
FHLMC	5.00	4-1-2019	143,502	148,457
FHLMC	5.00	6-1-2019	241,741	254,095
FHLMC	5.00	8-1-2019	863,141	907,146
FHLMC	5.00	10-1-2019	346,703	359,794
FHLMC	5.00	2-1-2020	930,716	980,798
FHLMC	5.00	8-1-2040	2,513,283	2,768,508
FHLMC	5.50	7-1-2035	6,105,718	6,823,501
FHLMC	5.50	12-1-2038	4,074,077	4,547,063
FHLMC	6.00	1-1-2024	2,409,759	2,611,027
FHLMC	6.00	10-1-2032	56,768	65,149
FHLMC	6.00	5-25-2043	6,211,315	6,991,203
FHLMC ±	6.38	1-1-2026	73,998	74,872
FHLMC	6.50	4-1-2018	10,578	10,831
FHLMC	6.50	4-1-2021	19,344	20,133
FHLMC	6.50	4-1-2022	99,804	113,777
FHLMC	6.50	9-1-2028	31,466	35,871
FHLMC	6.50	9-1-2028	22,358	25,488
FHLMC	6.50	7-1-2031	5	6
FHLMC	6.50	8-1-2037	213,461	228,978
FHLMC	7.00	12-1-2023	5,035	5,655
FHLMC	7.00	5-1-2024	10,424	10,611
FHLMC	7.00	12-1-2026	4,068	4,346
FHLMC	7.00	12-1-2026	728	807
FHLMC	7.00	4-1-2029	2,810	3,319
FHLMC	7.00	5-1-2029	18,849	21,732
FHLMC	7.00	4-1-2032	173,739	203,614
FHLMC	7.50	11-1-2031	284,128	335,488
FHLMC	7.50	4-1-2032	237,035	277,353
FHLMC	8.00	2-1-2017	3,819	3,894
FHLMC	8.00	8-1-2023	21,132	22,881
FHLMC	8.00	6-1-2024	7,254	8,187
FHLMC	8.00	6-1-2024	3,653	3,765
FHLMC	8.00	6-1-2024	10,023	11,086
FHLMC	8.00	8-1-2026	23,651	28,679
FHLMC	8.00	11-1-2026	25,351	30,599
FHLMC	8.00	11-1-2028	17,121	19,657
FHLMC	8.50	7-1-2022	4,560	5,042
FHLMC	8.50	12-1-2025	15,852	18,251
FHLMC	8.50	5-1-2026	2,494	2,807
FHLMC	8.50	8-1-2026	6,250	6,433
FHLMC	8.50	8-1-2026	24,258	24,364
FHLMC	9.00	6-1-2016	367	369
FHLMC	9.00	1-1-2017	2,427	2,448
FHLMC	9.00	4-1-2017	3,301	3,330
FHLMC	9.00	11-1-2018	5,034	5,076
FHLMC	9.00	8-1-2019	330	344

1

Portfolio of investments — November 30, 2015 (unaudited)	Wells Fargo Government Securities Fund

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FHLMC	9.00%	8-1-2019	$67	$68
FHLMC	9.00	12-1-2019	154	166
FHLMC	9.00	1-1-2020	17	17
FHLMC	9.00	2-1-2020	117	127
FHLMC	9.00	3-1-2020	1,664	1,690
FHLMC	9.00	3-1-2020	230	238
FHLMC	9.00	9-1-2020	655	678
FHLMC	9.00	9-1-2020	170	183
FHLMC	9.00	12-1-2020	27	27
FHLMC	9.00	3-1-2021	3,486	3,780
FHLMC	9.00	4-1-2021	23,028	23,291
FHLMC	9.00	4-1-2021	3,140	3,239
FHLMC	9.00	4-1-2021	195	216
FHLMC	9.00	7-1-2021	4,091	4,111
FHLMC	9.00	7-1-2021	3,672	3,796
FHLMC	9.00	8-1-2021	491	549
FHLMC	9.00	7-1-2022	530	538
FHLMC	9.00	9-1-2024	1,366	1,506
FHLMC	9.50	9-1-2016	6	6
FHLMC	9.50	10-1-2016	59	60
FHLMC	9.50	8-1-2018	24	24
FHLMC	9.50	8-1-2019	107	115
FHLMC	9.50	2-1-2020	4	5
FHLMC	9.50	6-1-2020	56	62
FHLMC	9.50	8-1-2020	251	275
FHLMC	9.50	9-1-2020	18	18
FHLMC	9.50	9-1-2020	2,539	2,692
FHLMC	9.50	9-1-2020	40	44
FHLMC	9.50	10-1-2020	62	69
FHLMC	9.50	10-1-2020	31	32
FHLMC	9.50	11-1-2020	73	81
FHLMC	9.50	5-1-2021	195	216
FHLMC	9.50	9-17-2022	400,737	427,157
FHLMC	9.50	4-1-2025	31,618	35,038
FHLMC	10.00	8-1-2017	6	6
FHLMC	10.00	1-1-2019	7	7
FHLMC	10.00	12-1-2019	212	232
FHLMC	10.00	3-1-2020	9	9
FHLMC	10.00	6-1-2020	25	27
FHLMC	10.00	7-1-2020	9	9
FHLMC	10.00	8-1-2020	33	36
FHLMC	10.00	10-1-2021	44,391	47,843
FHLMC	10.00	8-17-2022	157,466	164,018
FHLMC	10.00	2-17-2025	476,889	523,526
FHLMC	10.50	2-1-2019	17	17
FHLMC	10.50	5-1-2019	65	66
FHLMC	10.50	6-1-2019	7	8
FHLMC	10.50	8-1-2019	12,503	13,422
FHLMC	10.50	12-1-2019	15,738	15,897
FHLMC	10.50	5-1-2020	20,103	21,814
FHLMC	10.50	5-1-2020	3,828	3,869
FHLMC	10.50	8-1-2020	11,823	11,938
FHLMC	10.50	8-1-2020	27,855	28,964
FHLMC Series 16 Class D	10.00	10-15-2019	6,387	6,608
FHLMC Series 2015-SC01 Class 1A	3.50	5-25-2045	5,443,113	5,535,540
FHLMC Series 2758 Class FH ±	0.55	3-15-2019	1,854,596	1,859,039
FHLMC Series 2882 Class TF ±	0.45	10-15-2034	1,626,739	1,630,981
FHLMC Series 3706 Class C	2.00	8-15-2020	3,850,601	3,887,659
FHLMC Series 3767 Class PD	4.00	7-15-2040	256,808	265,678
FHLMC Series 3948 Class DA	3.00	12-15-2024	789,473	811,199
FHLMC Series K020 Class X1 ±(c)	1.59	5-25-2022	47,234,798	3,588,092
FHLMC Series M036 Class A	4.16	12-15-2029	4,320,000	4,508,093
FHLMC Series T-15 Class A6 ±	0.60	11-25-2028	208,375	206,604
FHLMC Series T-23 Class A ±	0.50	5-25-2030	908,722	895,080
FHLMC Series T-35 Class A ±	0.50	9-25-2031	950,770	939,354

2

Wells Fargo Government Securities Fund	Portfolio of investments — November 30, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FHLMC Series T-42 Class A6	9.50%	2-25-2042	$1,150,472	$1,415,054
FHLMC Series T-55 Class 2A1 ±	2.93	3-25-2043	625,459	629,287
FHLMC Series T-57 Class 1A1	6.50	7-25-2043	1,491,309	1,734,992
FHLMC Series T-57 Class 2A1 ±	3.30	7-25-2043	2,914,344	3,069,627
FHLMC Series T-67 Class 1A1C ±	2.86	3-25-2036	1,479,973	1,554,079
FHLMC Series T-67 Class 2A1C ±	2.91	3-25-2036	2,667,446	2,782,808
FHLMC Series T-75 Class A1 ±	0.26	12-25-2036	4,658,605	4,634,083
FNMA ±	0.45	6-27-2036	441,690	441,266
FNMA ±	1.86	1-1-2043	1,685,678	1,720,294
FNMA ±	2.08	5-1-2036	2,755,645	2,898,213
FNMA ±	2.15	12-1-2035	1,374,829	1,447,876
FNMA ±	2.20	5-1-2036	2,042,762	2,160,120
FNMA ±	2.27	4-1-2032	117,012	119,314
FNMA ±	2.31	5-1-2023	873,004	888,566
FNMA ±	2.44	9-1-2031	63,364	66,887
FNMA ±	2.45	12-1-2034	1,707,689	1,808,171
FNMA ±	2.47	6-1-2032	166,560	175,206
FNMA ±	2.48	12-1-2040	82,660	87,735
FNMA	2.50	4-25-2039	267,897	268,715
FNMA ±	2.50	11-1-2031	173,619	181,942
FNMA ±	2.51	8-1-2036	2,867,934	3,066,026
FNMA ±	2.52	9-1-2031	442,518	464,078
FNMA ±	2.55	6-1-2034	750,247	793,460
FNMA ±	2.56	9-1-2027	517,854	552,904
FNMA ±	2.61	9-1-2036	1,334,682	1,422,972
FNMA	2.63	9-6-2024	16,000,000	16,273,392
FNMA ±	2.64	10-1-2027	231,628	241,946
FNMA ±	2.84	1-1-2033	44,894	45,198
FNMA ±	3.00	5-1-2036	1,106,715	1,179,435
FNMA	3.00	4-1-2022	992,228	1,028,923
FNMA %%	3.00	12-16-2030	18,235,000	18,879,636
FNMA %%	3.00	12-10-2045	60,400,000	60,673,684
FNMA ±	3.07	7-1-2026	389,620	413,711
FNMA ±	3.13	2-1-2027	529,064	535,128
FNMA ±	3.46	4-1-2033	78,554	81,785
FNMA %%	3.50	12-16-2030	23,385,000	24,577,088
FNMA %%	3.50	12-10-2045	59,870,000	62,021,578
FNMA ±	3.76	9-1-2028	163,419	168,163
FNMA	4.00	5-1-2021	923,519	964,178
FNMA %%	4.00	12-10-2045	58,150,000	61,698,964
FNMA ±	4.11	7-1-2033	157,195	161,765
FNMA	4.50	12-1-2018	630,461	654,317
FNMA	4.50	1-1-2026	7,568,139	7,858,531
FNMA %%	4.50	12-10-2045	59,157,000	63,947,333
FNMA	4.68	2-1-2020	3,209,510	3,540,814
FNMA	4.79	5-1-2019	2,126,139	2,326,634
FNMA	5.00	12-1-2018	465,851	485,822
FNMA	5.00	6-1-2019	396,195	410,758
FNMA	5.00	6-1-2023	1,184,826	1,278,721
FNMA	5.00	3-1-2034	984,330	1,091,125
FNMA	5.00	8-1-2040	18,937,276	20,923,294
FNMA	5.30	4-1-2017	6,162,691	6,389,522
FNMA	5.38	5-1-2017	696,269	722,713
FNMA	5.39	1-1-2024	2,361,427	2,680,926
FNMA	5.50	6-1-2016	27,692	27,868
FNMA	5.50	11-1-2023	164,915	179,060
FNMA	5.50	1-1-2025	595,292	639,556
FNMA	5.50	1-1-2025	133,284	142,625
FNMA	5.50	8-1-2033	6,468,866	7,289,129
FNMA	5.50	9-1-2033	3,355,802	3,779,946
FNMA	5.50	9-1-2033	1,602,638	1,806,712
FNMA	5.50	8-1-2035	1,045,187	1,174,142
FNMA	5.50	1-1-2037	1,226,415	1,376,324

3

Portfolio of investments — November 30, 2015 (unaudited)	Wells Fargo Government Securities Fund

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FNMA	5.50%	4-1-2040	$3,003,692	$3,377,562
FNMA	5.55	9-1-2019	959,897	996,077
FNMA	5.61	2-1-2021	2,264,748	2,462,772
FNMA	5.63	2-1-2018	1,054,876	1,142,486
FNMA	5.67	11-1-2021	5,381,238	5,776,608
FNMA	5.70	3-1-2016	905,798	914,166
FNMA	5.75	5-1-2021	3,407,421	3,844,334
FNMA	5.79	10-1-2017	1,046,566	1,119,414
FNMA	5.95	6-1-2024	1,725,190	2,034,722
FNMA	6.00	5-1-2016	6,612	6,636
FNMA	6.00	3-1-2024	127,348	144,153
FNMA	6.00	2-1-2035	1,966,205	2,193,761
FNMA	6.00	11-1-2037	916,695	1,037,660
FNMA %%	6.00	12-10-2045	15,585,000	17,654,775
FNMA	6.08	1-1-2019	503,011	518,952
FNMA	6.50	6-1-2017	34,878	35,538
FNMA	6.50	1-1-2024	41,614	47,689
FNMA	6.50	3-1-2028	36,258	39,788
FNMA	6.50	12-1-2029	401,140	459,700
FNMA	6.50	11-1-2031	93,494	107,143
FNMA	6.50	7-1-2036	669,732	798,734
FNMA	6.50	7-1-2036	517,423	606,680
FNMA	6.50	7-25-2042	2,114,247	2,536,602
FNMA	6.63	11-15-2030	4,150,000	5,925,864
FNMA	6.65	5-1-2016	1,351,214	1,380,586
FNMA	7.00	11-1-2026	12,377	14,191
FNMA	7.00	9-1-2031	5,510	5,526
FNMA	7.00	1-1-2032	6,546	7,417
FNMA	7.00	2-1-2032	7,995	8,248
FNMA	7.00	2-1-2032	135,448	162,914
FNMA	7.00	10-1-2032	301,926	349,733
FNMA	7.00	2-1-2034	3,179	3,649
FNMA	7.00	4-1-2034	252,121	294,739
FNMA	7.00	1-1-2036	6,750	7,263
FNMA	7.00	9-1-2036	152,938	163,027
FNMA	7.50	9-1-2031	133,719	165,188
FNMA	7.50	11-25-2031	669,215	774,196
FNMA	7.50	2-1-2032	49,360	58,770
FNMA	7.50	10-1-2037	1,649,985	1,938,189
FNMA	8.00	5-1-2027	52,754	55,676
FNMA	8.00	10-1-2027	9,197	9,275
FNMA	8.00	6-1-2028	7,793	8,834
FNMA	8.00	2-1-2030	93,038	101,057
FNMA	8.00	7-1-2031	1,791,154	2,180,415
FNMA	8.50	5-1-2017	93,095	96,111
FNMA	8.50	5-1-2017	1,151	1,191
FNMA	8.50	8-1-2024	31,898	35,596
FNMA	8.50	5-1-2026	182,911	205,773
FNMA	8.50	7-1-2026	30,251	32,321
FNMA	8.50	8-1-2026	15,314	15,630
FNMA	8.50	9-1-2026	156	157
FNMA	8.50	10-1-2026	7,970	8,002
FNMA	8.50	10-1-2026	352	368
FNMA	8.50	11-1-2026	10,585	11,217
FNMA	8.50	11-1-2026	33,428	34,477
FNMA	8.50	12-1-2026	203,492	237,763
FNMA	8.50	12-1-2026	21,063	24,008
FNMA	8.50	12-1-2026	316	317
FNMA	8.50	2-1-2027	8,368	8,428
FNMA	8.50	2-1-2027	387	442
FNMA	8.50	3-1-2027	938	1,010
FNMA	8.50	3-1-2027	2,818	2,830
FNMA	8.50	6-1-2027	186,817	205,363
FNMA	8.50	7-1-2029	923	926
FNMA	9.00	3-1-2021	23,930	24,506

4

Wells Fargo Government Securities Fund	Portfolio of investments — November 30, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FNMA	9.00%	6-1-2021	$179	$197
FNMA	9.00	7-1-2021	40,939	43,706
FNMA	9.00	8-1-2021	229	254
FNMA	9.00	10-1-2021	12,737	12,838
FNMA	9.00	1-1-2025	2,720	2,771
FNMA	9.00	1-1-2025	21,895	24,843
FNMA	9.00	2-1-2025	7,640	7,673
FNMA	9.00	3-1-2025	167	167
FNMA	9.00	3-1-2025	2,391	2,434
FNMA	9.00	3-1-2025	1,431	1,437
FNMA	9.00	4-1-2025	3,023	3,036
FNMA	9.00	7-1-2028	34,128	35,590
FNMA	9.50	11-1-2020	171	189
FNMA	9.50	12-15-2020	44,582	49,635
FNMA	9.50	1-1-2021	23,452	23,885
FNMA	9.50	6-1-2022	2,958	3,001
FNMA	9.50	7-1-2028	58,588	61,877
FNMA	10.00	12-1-2020	44,107	47,113
FNMA	11.00	2-1-2019	5,892	5,957
FNMA	11.00	10-15-2020	1,043	1,066
FNMA Series 161 Class 2 (c)	8.50	7-25-2022	56,426	12,820
FNMA Series 1988-7 Class Z	9.25	4-25-2018	14,105	14,921
FNMA Series 1989-10 Class Z	9.50	3-25-2019	109,565	118,541
FNMA Series 1989-100 Class Z	8.75	12-25-2019	62,366	67,743
FNMA Series 1989-12 Class Y	10.00	3-25-2019	132,964	144,512
FNMA Series 1989-22 Class G	10.00	5-25-2019	135,223	148,346
FNMA Series 1989-63 Class Z	9.40	10-25-2019	12,573	13,504
FNMA Series 1989-98 Class E	9.20	12-25-2019	42,141	45,287
FNMA Series 1990-144 Class W	9.50	12-25-2020	90,624	100,902
FNMA Series 1990-75 Class Z	9.50	7-25-2020	114,329	126,994
FNMA Series 1990-84 Class Y	9.00	7-25-2020	19,364	21,165
FNMA Series 1990-96 Class Z	9.67	8-25-2020	153,647	171,746
FNMA Series 1991-5 Class Z	8.75	1-25-2021	34,223	37,255
FNMA Series 1991-85 Class Z	8.00	6-25-2021	69,484	74,540
FNMA Series 1992-45 Class Z	8.00	4-25-2022	120,049	135,632
FNMA Series 1999-W6 Class A ±	9.13	9-25-2028	12,167	12,600
FNMA Series 2000-T6 Class A2	9.50	6-25-2030	1,087,191	1,293,173
FNMA Series 2001-T10 Class A3	9.50	12-25-2041	1,641,287	1,881,014
FNMA Series 2001-T12 Class A3	9.50	8-25-2041	415,347	480,757
FNMA Series 2002-T12 Class A5 ±	3.66	10-25-2041	1,438,568	1,505,831
FNMA Series 2002-T19 Class A1	6.50	7-25-2042	5,708,725	6,583,565
FNMA Series 2002-T5 Class A1 ±	0.46	5-25-2032	338,231	330,163
FNMA Series 2002-W4 Class A4	6.25	5-25-2042	927,450	1,020,206
FNMA Series 2003-T2 Class A1 ±	0.50	3-25-2033	410,829	399,961
FNMA Series 2003-W1 Class 1A1 ±	5.74	12-25-2042	860,704	972,068
FNMA Series 2003-W11 Class A1 ±	3.58	6-25-2033	120,442	126,162
FNMA Series 2003-W3 Class 1A4 ±	3.44	8-25-2042	3,596,179	3,794,929
FNMA Series 2003-W5 Class A ±	0.44	4-25-2033	564,010	542,232
FNMA Series 2003-W6 Class 6A ±	3.20	8-25-2042	2,489,967	2,673,692
FNMA Series 2003-W6 Class PT4 ±	8.66	10-25-2042	2,228,003	2,711,455
FNMA Series 2003-W8 Class PT1 ±	9.83	12-25-2042	864,646	997,387
FNMA Series 2003-W9 Class A ±	0.46	6-25-2033	135,356	131,185
FNMA Series 2004-79 Class FA ±	0.51	8-25-2032	1,089,940	1,091,072
FNMA Series 2004-T1 Class 1A2	6.50	1-25-2044	844,750	948,188
FNMA Series 2004-W1 Class 2A2	7.00	12-25-2033	1,916,653	2,236,705
FNMA Series 2004-W15 Class 1A3	7.00	8-25-2044	1,378,041	1,587,100
FNMA Series 2005-71 Class DB	4.50	8-25-2025	1,469,952	1,561,029
FNMA Series 2006-M2 Class A2F ±	5.26	5-25-2020	1,751,800	1,830,726
FNMA Series 2007-2 Class FA ±	0.42	2-25-2037	15,549	15,551
FNMA Series 2007-W10 Class 2A ±	6.32	8-25-2047	798,267	896,006
FNMA Series 2009-3 Class HL	5.00	2-25-2039	388,042	395,890
FNMA Series 2011-15 Class HI (c)	5.50	3-25-2026	2,268,140	196,344
FNMA Series 2011-42 Class A	3.00	2-25-2024	916,411	941,484

5

Portfolio of investments — November 30, 2015 (unaudited)	Wells Fargo Government Securities Fund

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FNMA Series 265 Class 2	9.00%	3-25-2024	$150,418	$181,965
FNMA Series G-8 Class E	9.00	4-25-2021	116,910	128,244
FNMA Series G92-30 Class Z	7.00	6-25-2022	185,638	199,546
FNMA Series G93-39 Class ZQ	6.50	12-25-2023	2,257,754	2,521,383
GNMA %%	3.50	12-17-2045	36,705,000	38,341,669
GNMA ±	3.00	8-20-2020	159,750	163,891
GNMA ±	3.00	11-20-2020	101,975	106,339
GNMA	3.00	7-20-2045	24,202,134	24,645,856
GNMA	4.00	1-20-2045	14,015,390	14,904,122
GNMA	5.00	7-20-2040	6,209,319	6,892,851
GNMA	6.00	8-20-2034	276,089	307,804
GNMA	6.50	12-15-2025	40,165	46,022
GNMA	6.50	5-15-2029	1,948	2,232
GNMA	6.50	5-15-2031	2,516	2,883
GNMA	6.50	9-20-2033	80,489	92,099
GNMA	7.00	12-15-2022	42,477	45,965
GNMA	7.00	5-15-2026	4,615	5,088
GNMA	7.00	3-15-2028	67,734	74,641
GNMA	7.00	1-15-2031	464	478
GNMA	7.00	4-15-2031	1,211	1,247
GNMA	7.00	8-15-2031	21,558	22,765
GNMA	7.00	3-15-2032	16,066	16,510
GNMA	7.34	10-20-2021	52,499	54,227
GNMA	7.34	12-20-2021	18,688	18,753
GNMA	7.34	2-20-2022	14,872	14,924
GNMA	7.34	9-20-2022	33,741	34,649
GNMA	8.00	6-15-2023	5,213	5,731
GNMA	8.00	12-15-2023	378,447	436,711
GNMA	8.00	2-15-2024	1,134	1,267
GNMA	8.00	9-15-2024	4,477	4,666
GNMA	8.00	6-15-2025	87	87
GNMA	8.35	4-15-2020	236,110	256,807
GNMA	8.40	5-15-2020	152,310	165,598
GNMA	8.50	7-15-2016	215	216
GNMA	9.00	12-15-2016	1,461	1,467
GNMA	9.50	10-20-2019	42,647	43,953
GNMA	10.00	12-15-2018	5,583	5,614
GNMA Series 2002-53 Class IO ±(c)	0.60	4-16-2042	461,966	7
GNMA Series 2005-23 Class IO ±(c)	0.01	6-17-2045	4,205,242	1
GNMA Series 2006-32 Class C ±	5.31	11-16-2038	4,828,602	4,984,668
GNMA Series 2006-32 Class XM ±(c)	0.02	11-16-2045	11,769,396	10,963
GNMA Series 2006-68 Class D ±	5.31	12-16-2037	12,139,155	13,018,798
GNMA Series 2007-35 Class NF ±	0.30	10-16-2035	2,215,252	2,214,907
GNMA Series 2007-69 Class D ±	5.25	6-16-2041	921,923	990,144
GNMA Series 2008-22 Class XM ±(c)	0.76	2-16-2050	34,447,961	1,063,867
GNMA Series 2012-12 Class HD	2.00	5-20-2062	3,161,220	3,186,518
SBA (c)(a)(i)	1.40	2-15-2018	126,418	1,434
SBA Series 1992-6 Class A (c)(a)(i)	2.60	10-15-2017	103,747	1,742
TVA	5.38	4-1-2056	3,670,000	4,415,858
Total Agency Securities (Cost $743,827,358)				760,016,191

Asset-Backed Securities: 1.00%
Ally Auto Receivables Trust Series 2015-1 Class A3	1.21	12-20-2017	12,370,000	12,352,942
Total Asset-Backed Securities (Cost $12,372,709)				12,352,942

Corporate Bonds and Notes: 0.73%
Utilities: 0.73%
Electric Utilities: 0.73%
Cleveland Thermal LLC	6.25	11-1-2018	585,000	620,340
Cleveland Thermal LLC	7.75	11-1-2025	2,535,000	3,014,696
Cleveland Thermal LLC	8.00	11-1-2028	1,710,000	2,045,499

6

Wells Fargo Government Securities Fund	Portfolio of investments — November 30, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Electric Utilities (continued)
Cleveland Thermal LLC	8.25%	11-1-2037	$2,820,000	$3,352,884
Total Corporate Bonds and Notes (Cost $9,087,326)				9,033,419

Municipal Obligations: 0.61%
Texas: 0.61%
San Antonio TX Retama Development Corporation (Miscellaneous Revenue)	10.00	12-15-2020	5,405,000	7,505,383

Total Municipal Obligations (Cost $6,523,089)				7,505,383

Non-Agency Mortgage-Backed Securities: 6.50%
CGBAM Commercial Mortgage Trust Series 2015-SMRT Class A 144A	2.81	4-10-2028	5,000,000	5,059,090
Citigroup Commercial Mortgage Trust Series 2006-C4 Class A3 ±	5.99	3-15-2049	7,091,016	7,124,832
Citigroup Commercial Mortgage Trust Series 2006-C5 Class A4	5.43	10-15-2049	11,189,111	11,414,208
Citigroup Commercial Mortgage Trust Series 2015-GC27 Class A5	3.14	2-10-2048	6,130,000	6,046,312
GAHR Commercial Mortgage Trust Series 2015-NRF Class AFX 144A	3.23	12-15-2019	4,195,000	4,289,169
GS Mortgage Securities Trust Series 2013-G1 Class A2 144A±	3.56	4-10-2031	5,349,842	5,342,284
JPMBB Commercial Mortgage Securities Series 2015-C28 Class A4	3.23	10-15-2048	6,200,000	6,142,373
JPMBB Commercial Mortgage Securities Series 2015-C33 Class A4 ±	3.77	12-15-2048	7,430,000	7,641,944
Lehman Brothers UBS Commercial Mortgage Trust Series 2006-C1 Class A4	5.16	2-15-2031	2,024,934	2,024,833
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C23 Class A4	3.72	7-15-2050	8,500,000	8,757,740
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C25 Class A5	3.64	10-15-2048	4,535,000	4,637,477
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C26 Class A5	3.53	10-15-2048	4,285,000	4,351,132
Morgan Stanley Capital I Series 2006-HQ8 Class A4 ±	5.61	3-12-2044	62,768	62,696
National Credit Union Administration Guaranteed Notes Program Series 2010-C1 Class APT	2.65	10-29-2020	4,706,078	4,718,133
National Credit Union Administration Guaranteed Notes Program Series 2011-R4 Class 1A ±	0.57	3-6-2020	1,898,848	1,901,931
National Credit Union Administration Guaranteed Notes Program Series 2011-R6 Class 1A ±	0.57	5-7-2020	34,210	34,210
Vendee Mortgage Trust Series 1995-1 Class 4 ±	8.76	2-15-2025	318,470	360,355
Vendee Mortgage Trust Series 1995-2C Class 3A	8.79	6-15-2025	429,801	523,461
Total Non-Agency Mortgage-Backed Securities (Cost $81,916,811)				80,432,180

U.S. Treasury Securities: 40.32%
TIPS	0.38	7-15-2025	39,254,182	38,401,620
U.S. Treasury Bond	2.75	8-15-2042	16,720,000	16,036,185
U.S. Treasury Bond	3.00	11-15-2044	5,965,000	5,975,486
U.S. Treasury Bond	3.00	5-15-2045	17,355,000	17,378,724
U.S. Treasury Bond	4.63	2-15-2040	20,150,000	26,366,597
U.S. Treasury Note ±	0.19	1-31-2016	130,990,000	130,997,335
U.S. Treasury Note ##	0.25	12-31-2015	110,000,000	110,000,000
U.S. Treasury Note	0.38	2-15-2016	97,455,000	97,485,406
U.S. Treasury Note ##	1.38	2-28-2019	48,805,000	48,890,799
U.S. Treasury Note	1.63	7-31-2020	1,415,000	1,414,226
U.S. Treasury Note	7.25	8-15-2022	4,685,000	6,246,787
Total U.S. Treasury Securities (Cost $493,164,177)				499,193,165

Yankee Corporate Bonds and Notes: 0.52%
Financials: 0.52%
Banks: 0.52%
Royal Bank of Canada Incorporated	2.00	10-1-2018	6,370,000	6,416,098

7

Portfolio of investments — November 30, 2015 (unaudited)	Wells Fargo Government Securities Fund

Security name		Interest rate	Maturity date	Principal	Value
Total Yankee Corporate Bonds and Notes (Cost $6,367,200)					$6,416,098

Yankee Government Bonds: 0.87%
Hashemite Kingdom of Jordan		2.58%	6-30-2022	$10,630,000	10,791,725
Total Yankee Government Bonds (Cost $10,630,000)					10,791,725

		Yield		Shares
Short-Term Investments: 19.15%
Investment Companies: 18.97%
Wells Fargo Government Money Market Fund, Select Class (l)(u)##		0.04		234,934,675	234,934,675

				Principal
U.S. Treasury Securities: 0.18%
U.S. Treasury Bill (z)#		0.03	12-17-2015	$2,225,000	2,224,947

Total Short-Term Investments (Cost $237,159,642)					237,159,622

Total investments in securities (Cost $1,601,048,312)*	131.09%				1,622,900,725
Other assets and liabilities, net	(31.09)				(384,860,694)

Total net assets	100.00%				$1,238,040,031

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
±	Variable rate investment. The rate shown is the rate in effect at period end.
%%	The security is issued on a when-issued basis.
(c)	Investment in an interest-only security entitles holders to receive only the interest payments on the underlying mortgages. The principal amount shown is the notional amount of the underlying mortgages.The rate represents the coupon rate.
(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.
(i)	Illiquid security
##	All or a portion of this security is segregated for when-issued securities.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
(z)	Zero coupon security. The rate represents the current yield to maturity.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
*	Cost for federal income tax purposes is $1,601,792,742 and unrealized gains (losses) consists of:

Gross unrealized gains	$27,263,766
Gross unrealized losses	(6,155,783)

Net unrealized gains	$21,107,983

Abbreviations:
FDIC	Federal Deposit Insurance Corporation
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
LLC	Limited liability company
SBA	Small Business Authority
TIPS	Treasury inflation-protected securities
TVA	Tennessee Valley Authority

8

Wells Fargo Government Securities Fund (the “Fund”)

Notes to Portfolio of investments — November 30, 2015 (unaudited)

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Futures contracts

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Fluctuations in the value of the contracts are recorded as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Inflation-indexed bonds and TIPS

The Fund may invest in inflation-indexed bonds, including Treasury inflation-protected securities (TIPS). Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal value of inflation-indexed bonds (other than municipal inflation indexed bonds and certain corporate inflation-indexed bonds) will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal. The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-indexed bonds. Inflation-indexed bonds, including TIPS, decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed bonds may experience greater losses than other fixed income securities with similar durations.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of November 30, 2015:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets Investments in:
Agency securities	$0	$755,504,922	$4,511,269	$760,016,191
Asset backed securities	0	12,352,942	0	12,352,942
Corporate bonds and notes	0	9,033,419	0	9,033,419
Municipal obligations	0	7,505,383	0	7,505,383
Non-agency mortgage-backed securities	0	80,432,180	0	80,432,180
U.S. Treasury securities	499,193,165	0	0	499,193,165
Yankee corporate bonds and notes	0	6,416,098	0	6,416,098
Yankee government bonds	0	10,791,725	0	10,791,725
Short-term investments
Investment companies	234,934,675	0	0	234,934,675
U.S. Treasury securities	2,224,947	0	0	2,224,947

	736,352,787	882,036,669	4,511,269	1,622,900,725
Futures contracts	18,906	0	0	18,906

Total assets	$736,371,693	$882,036,669	$4,511,269	$1,622,919,631

Liabilities
Futures contracts	$92,219	$0	$0	$92,219

Total liabilities	$92,219	$0	$0	$92,219

Futures contracts are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All other assets and liabilities are reported at their market value at measurement date.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At November 30, 2015, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Derivative transactions

For the three months ended November 30, 2015, the Fund entered into futures contracts to speculate on interest rates and to help manage the duration of the portfolio.

At November 30, 2015, the Fund had long futures contracts outstanding as follows:

Expiration date	Counterparty	Contracts	Type	Contract value at November 30, 2015	Unrealized gains (losses)
3-21-2016	JPMorgan	55 Long	U.S. Treasury Bonds	$8,714,063	$83,255
3-31-2016	JPMorgan	123 Long	2-Year U.S. Treasury Notes	26,758,266	(13,687)
3-31-2016	JPMorgan	934 Long	5-Year U.S. Treasury Notes	110,846,829	100,507
3-21-2016	JPMorgan	652 Long	10-Year U.S. Treasury Notes	82,437,250	248,355

Wells Fargo High Income Fund	Portfolio of investments — November 30, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Corporate Bonds and Notes: 71.80%
Consumer Discretionary: 18.31%
Auto Components: 2.70%
American Axle Manufacturing Incorporated	6.63%	10-15-2022	$4,000,000	$4,225,000
Goodyear Tire & Rubber Company	5.13	11-15-2023	3,000,000	3,067,500
ZF North America Capital Incorporated 144A	4.50	4-29-2022	3,000,000	2,943,750
				10,236,250

Diversified Consumer Services: 0.79%
Ashtead Capital Incorporated 144A	5.63	10-1-2024	2,935,000	2,986,363

Hotels, Restaurants & Leisure: 1.71%
MGM Resorts International Company	6.63	12-15-2021	2,000,000	2,085,000
MGM Resorts International Company	8.63	2-1-2019	1,000,000	1,132,500
Tunica-Biloxi Gaming Authority (i)(s)	9.00	11-15-2016	6,260,000	3,255,200
				6,472,700

Household Durables: 2.60%
Beazer Homes USA Company	7.25	2-1-2023	2,000,000	1,860,000
Calatlantic Group Incorporated	5.88	11-15-2024	2,400,000	2,508,000
KB Home	7.50	9-15-2022	3,000,000	3,030,000
Lennar Corporation	4.75	5-30-2025	2,500,000	2,450,000
				9,848,000

Media: 7.71%
CCO Holdings LLC	6.50	4-30-2021	1,500,000	1,568,745
CCO Holdings LLC	6.63	1-31-2022	2,000,000	2,111,020
CCOH Safari LLC 144A	5.75	2-15-2026	5,000,000	5,025,000
Cequel Communications Holdings I LLC 144A	5.13	12-15-2021	2,000,000	1,847,500
Clear Channel Communications Incorporated	10.00	1-15-2018	1,500,000	555,000
Clear Channel Communications Incorporated (PIK at 14.00%) ¥	14.00	2-1-2021	2,081,208	525,505
Clear Channel Worldwide Holdings Incorporated	6.50	11-15-2022	3,000,000	2,910,000
DISH DBS Corporation	5.88	7-15-2022	3,000,000	2,786,250
Gannett Company Incorporated 144A	5.50	9-15-2024	885,000	891,638
iHeartCommunications Incorporated	9.00	3-1-2021	2,000,000	1,374,500
Neptune Finco Corporation 144A	10.88	10-15-2025	2,000,000	2,112,500
Nielsen Finance LLC 144A	5.00	4-15-2022	500,000	496,875
Sinclair Television Group Incorporated 144A	5.63	8-1-2024	3,000,000	2,932,500
Sirius XM Radio Incorporated 144A	5.75	8-1-2021	2,000,000	2,067,300
Sirius XM Radio Incorporated 144A	6.00	7-15-2024	2,000,000	2,067,500
				29,271,833

Multiline Retail: 0.50%
JC Penney Corporation Incorporated	8.13	10-1-2019	2,000,000	1,910,000

Specialty Retail: 2.30%
L Brands Incorporated	6.63	4-1-2021	2,000,000	2,245,000
Neiman Marcus Group Limited 144A	8.00	10-15-2021	3,500,000	3,123,750
Outerwall Incorporated	5.88	6-15-2021	1,000,000	925,000
Sally Holdings LLC / Sally Capital Incorporated %%	5.63	12-1-2025	2,400,000	2,433,000
				8,726,750

Consumer Staples: 3.77%
Food Products: 2.96%
Dean Foods Company 144A	6.50	3-15-2023	2,000,000	2,060,000
JBS USA LLC/JBS USA Finance Incorporated 144A	5.88	7-15-2024	3,500,000	3,447,500
Post Holdings Incorporated 144A	6.75	12-1-2021	3,000,000	3,060,000

1

Portfolio of investments — November 30, 2015 (unaudited)	Wells Fargo High Income Fund

Security name	Interest rate	Maturity date	Principal	Value
Food Products (continued)
TreeHouse Foods Incorporated	4.88%	3-15-2022	$2,730,000	$2,660,904
				11,228,404

Household Products: 0.81%
Spectrum Brands Incorporated 144A	5.75	7-15-2025	3,000,000	3,093,750

Energy: 7.93%
Energy Equipment & Services: 1.15%
EP Energy LLC & Everest Acquisition Finance Incorporated	6.38	6-15-2023	1,000,000	765,000
EP Energy LLC & Everest Acquisition Finance Incorporated	9.38	5-1-2020	2,000,000	1,700,000
SESI LLC	7.13	12-15-2021	2,000,000	1,895,000
				4,360,000

Oil, Gas & Consumable Fuels: 6.78%
Carrizo Oil & Gas Incorporated	6.25	4-15-2023	2,000,000	1,825,000
Concho Resources Incorporated	5.50	4-1-2023	2,000,000	1,950,000
Crestwood Midstream Partners LP	6.13	3-1-2022	2,500,000	2,137,500
Energy XXI Gulf Coast Incorporated 144A	11.00	3-15-2020	3,000,000	1,344,375
Halcon Resources Corporation	8.88	5-15-2021	1,000,000	305,000
Midstates Petroleum Incorporated LLC	10.75	10-1-2020	1,000,000	160,000
Newfield Exploration Company	5.38	1-1-2026	2,065,000	1,884,313
Oasis Petroleum Incorporated	6.88	1-15-2023	2,000,000	1,725,000
Sabine Pass Liquefaction LLC	5.63	2-1-2021	4,500,000	4,353,750
Targa Resources Partners Incorporated	6.88	2-1-2021	4,000,000	4,010,000
Tesoro Logistics LP Corporation	6.13	10-15-2021	3,500,000	3,596,250
Transocean Incorporated «	6.88	12-15-2021	2,000,000	1,502,000
Whiting Petroleum Corporation	6.25	4-1-2023	1,000,000	935,000
				25,728,188

Financials: 7.91%
Banks: 2.09%
Bank of America Corporation ±	6.10	12-29-2049	3,000,000	3,016,875
CIT Group Incorporated	5.25	3-15-2018	2,000,000	2,075,000
Citigroup Incorporated ±	6.13	12-29-2049	2,800,000	2,843,750
				7,935,625

Capital Markets: 1.58%
Goldman Sachs Group Incorporated ±	5.38	12-29-2049	3,000,000	2,996,250
Morgan Stanley ±	5.55	12-29-2049	3,000,000	2,988,750
				5,985,000

Consumer Finance: 1.77%
Ally Financial Incorporated	4.13	2-13-2022	2,000,000	1,995,000
Navient Corporation	5.88	10-25-2024	3,000,000	2,557,500
SLM Corporation	5.50	1-25-2023	2,500,000	2,150,000
				6,702,500

Diversified Financial Services: 1.70%
Alphabet Holdings Company Incorporated (PIK at 8.50%) ¥	7.75	11-1-2017	3,500,000	3,421,250
Argos Merger Incorporated 144A	7.13	3-15-2023	3,000,000	3,022,500
				6,443,750

Insurance: 0.77%
Genworth Holdings Incorporated	4.80	2-15-2024	4,000,000	2,940,000

2

Wells Fargo High Income Fund	Portfolio of investments — November 30, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Health Care: 8.91%
Health Care Equipment & Supplies: 0.48%
DJO Finco Incorporated 144A	8.13%	6-15-2021	$1,000,000	$900,000
Universal Hospital Services Incorporated	7.63	8-15-2020	1,000,000	935,000
				1,835,000

Health Care Providers & Services: 7.53%
Community Health Systems Incorporated	8.00	11-15-2019	4,000,000	4,050,000
DaVita HealthCare Partners Incorporated	5.00	5-1-2025	3,000,000	2,880,000
Hanger Orthopedic Group «	7.13	11-15-2018	4,000,000	3,505,000
HCA Incorporated	4.75	5-1-2023	4,000,000	3,970,000
HealthSouth Corporation	5.75	11-1-2024	3,000,000	2,895,000
Kindred Healthcare Incorporated	8.75	1-15-2023	4,000,000	3,785,000
Select Medical Corporation	6.38	6-1-2021	3,500,000	2,826,250
Tenet Healthcare Corporation	6.75	6-15-2023	5,000,000	4,675,000
				28,586,250

Pharmaceuticals: 0.90%
Endo Finance LLC 144A	6.00	7-15-2023	3,500,000	3,399,375

Industrials: 9.52%
Aerospace & Defense: 1.46%
DigitalGlobe Incorporated 144A	5.25	2-1-2021	3,000,000	2,550,000
Huntington Ingalls Industries Incorporated 144A	5.00	11-15-2025	1,000,000	1,015,000
TransDigm Group Incorporated	6.50	7-15-2024	2,000,000	1,970,000
				5,535,000

Airlines: 0.74%
United Continental Holdings Incorporated	6.00	12-1-2020	2,700,000	2,821,500

Building Products: 0.81%
USG Corporation 144A	5.50	3-1-2025	3,000,000	3,071,250

Commercial Services & Supplies: 2.27%
ADT Corporation «	6.25	10-15-2021	2,500,000	2,615,625
Casella Waste Systems Incorporated	7.75	2-15-2019	3,250,000	3,266,250
West Corporation 144A	5.38	7-15-2022	3,000,000	2,722,500
				8,604,375

Machinery: 2.15%
Manitowoc Company Incorporated	8.50	11-1-2020	3,000,000	3,120,000
Navistar International Corporation	8.25	11-1-2021	4,000,000	2,850,000
Terex Corporation	6.00	5-15-2021	2,250,000	2,194,088
				8,164,088

Road & Rail: 1.02%
The Hertz Corporation «	5.88	10-15-2020	2,750,000	2,832,500
The Hertz Corporation «	6.25	10-15-2022	1,000,000	1,040,000
				3,872,500

Trading Companies & Distributors: 1.07%
United Rentals North America Incorporated	5.75	11-15-2024	4,000,000	4,040,000

Information Technology: 1.70%
Communications Equipment: 0.25%
CommScope Technologies Finance LLC 144A	6.00	6-15-2025	1,000,000	957,500

3

Portfolio of investments — November 30, 2015 (unaudited)	Wells Fargo High Income Fund

Security name	Interest rate	Maturity date	Principal	Value
Internet Software & Services: 0.12%
Infor Software Parent LLC 144A	6.50%	5-15-2022	$500,000	$443,750

IT Services: 1.33%
First Data Corporation 144A	5.00	1-15-2024	3,000,000	3,000,000
Neustar Incorporated «	4.50	1-15-2023	2,500,000	2,062,500
				5,062,500

Materials: 3.57%
Chemicals: 0.18%
Tronox Finance LLC	6.38	8-15-2020	1,000,000	667,500

Containers & Packaging: 1.99%
Crown Americas Capital Corporation IV	4.50	1-15-2023	3,000,000	2,966,250
Owens-Brockway Glass Container Incorporated 144A	5.88	8-15-2023	2,000,000	2,080,000
Reynolds Group Holdings	8.25	2-15-2021	2,500,000	2,496,875
				7,543,125

Metals & Mining: 1.40%
AK Steel Corporation	7.63	5-15-2020	1,000,000	427,500
AK Steel Corporation	8.38	4-1-2022	2,840,000	1,072,100
Steel Dynamics Incorporated	5.50	10-1-2024	3,250,000	3,103,750
United States Steel Corporation «	6.88	4-1-2021	1,500,000	712,500
				5,315,850

Telecommunication Services: 6.96%
Diversified Telecommunication Services: 3.23%
CenturyLink Incorporated	5.63	4-1-2020	3,000,000	2,973,750
Cincinnati Bell Incorporated	8.38	10-15-2020	3,000,000	3,097,500
Frontier Communications Corporation	6.25	9-15-2021	2,615,000	2,229,288
Frontier Communications Corporation 144A	11.00	9-15-2025	3,000,000	2,940,000
Level 3 Financing Incorporated 144A	5.38	1-15-2024	1,000,000	1,001,250
				12,241,788

Wireless Telecommunication Services: 3.73%
Sprint Capital Corporation	6.90	5-1-2019	3,000,000	2,670,000
Sprint Corporation	7.88	9-15-2023	7,000,000	5,635,000
T-Mobile USA Incorporated	6.50	1-15-2026	2,000,000	1,997,500
T-Mobile USA Incorporated	6.25	4-1-2021	3,000,000	3,075,000
Windstream Services LLC	7.75	10-1-2021	1,000,000	797,500
				14,175,000

Utilities: 3.22%
Independent Power & Renewable Electricity Producers: 3.22%
Calpine Corporation	5.38	1-15-2023	1,500,000	1,398,750
Dynergy Incorporated	5.88	6-1-2023	3,000,000	2,696,250
NRG Energy Incorporated	6.63	3-15-2023	3,500,000	3,220,000
TerraForm Power Operating LLC 144A	5.88	2-1-2023	3,000,000	2,235,000
The AES Corporation	5.50	3-15-2024	2,910,000	2,651,560
				12,201,560

Total Corporate Bonds and Notes (Cost $296,814,108)				272,407,024

Loans: 6.63%
Consumer Discretionary: 0.90%
Hotels, Restaurants & Leisure: 0.90%
Aramark Corporation ±	3.25	9-7-2019	3,431,429	3,412,830

4

Wells Fargo High Income Fund	Portfolio of investments — November 30, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Financials: 2.07%
Diversified Financial Services: 0.79%
Delos Finance SARL ±	3.50%	3-6-2021	$3,000,000	$2,985,630

REITs: 1.28%
Crown Castle Operating Company ±	3.00	1-31-2021	4,912,500	4,861,704

Industrials: 0.91%
Commercial Services & Supplies: 0.91%
ServiceMaster Company ±	4.25	7-1-2021	3,465,000	3,440,884

Information Technology: 1.73%
Internet Software & Services: 0.83%
Zayo Group LLC ±	3.75	5-6-2021	3,193,381	3,153,975

Semiconductors & Semiconductor Equipment: 0.90%
Freescale Semiconductor Incorporated ±	4.25	3-1-2020	3,438,750	3,432,320

Telecommunication Services: 1.02%
Wireless Telecommunication Services: 1.02%
SBA Communications Corporation ±	3.25	3-24-2021	3,950,000	3,861,678

Total Loans (Cost $25,392,307)				25,149,021

Municipal Obligations: 0.71%
Florida: 0.71%
Florida Development Financial Corporation Renaissance Charter School Project Series B (Education Revenue)	7.50	6-15-2018	845,000	846,690
Florida Development Financial Corporation Renaissance Charter School Project Series B (Education Revenue)	8.00	12-15-2018	1,825,000	1,863,654
				2,710,344

Total Municipal Obligations (Cost $2,670,000)				2,710,344

Yankee Corporate Bonds and Notes: 13.03%
Consumer Discretionary: 3.05%
Automobiles: 0.78%
Fiat Chrysler Automobiles	5.25	4-15-2023	3,000,000	2,970,000

Hotels, Restaurants & Leisure: 0.73%
International Game Technology 144A	6.50	2-15-2025	3,000,000	2,760,000

Media: 1.54%
Altice SA 144A	7.75	5-15-2022	2,000,000	1,870,000
Numericable - Societe Francaise du Radiotelephone 144A	6.25	5-15-2024	2,000,000	1,970,000
Quebecor Media Incorporated	5.75	1-15-2023	2,000,000	2,015,000
				5,855,000

Financials: 2.76%
Banks: 1.08%
Royal Bank of Scotland Group plc	5.13	5-28-2024	4,000,000	4,114,836

Diversified Financial Services: 1.68%
AerCap Ireland Capital Limited	5.00	10-1-2021	3,500,000	3,631,250

5

Portfolio of investments — November 30, 2015 (unaudited)	Wells Fargo High Income Fund

Security name	Interest rate	Maturity date	Principal	Value
Diversified Financial Services (continued)
Schaeffler Finance BV 144A	4.75%	5-15-2023	$1,670,000	$1,657,475
Schaeffler Holding Finance BV 144A	6.75	11-15-2022	1,000,000	1,082,500
				6,371,225

Health Care: 1.88%
Pharmaceuticals: 1.88%
Mallinckrodt International Finance SA	3.50	4-15-2018	3,000,000	2,767,500
Valeant Pharmaceuticals International Incorporated 144A	6.13	4-15-2025	5,000,000	4,350,000
				7,117,500

Information Technology: 0.69%
Semiconductors & Semiconductor Equipment: 0.69%
NXP Funding LLC 144A	5.75	2-15-2021	2,500,000	2,612,500

Materials: 3.09%
Chemicals: 0.79%
Ineos Group Holdings plc 144A«	5.88	2-15-2019	3,000,000	2,985,000

Containers & Packaging: 1.00%
Ardagh Holdings USA Incorporated 144A	6.75	1-31-2021	3,750,000	3,778,125

Metals & Mining: 0.23%
ArcelorMittal SA «	7.25	2-25-2022	1,000,000	881,880

Paper & Forest Products: 1.07%
Sappi Papier Holding GmbH 144A	6.63	4-15-2021	4,000,000	4,070,000

Telecommunication Services: 1.56%
Diversified Telecommunication Services: 1.56%
Intelsat Luxembourg SA	7.75	6-1-2021	5,000,000	1,925,000
Virgin Media Finance plc 144A	5.75	1-15-2025	1,500,000	1,457,812
Virgin Media Finance plc 144A	6.00	10-15-2024	500,000	497,500
Virgin Media Finance plc 144A	6.38	4-15-2023	2,000,000	2,045,000
				5,925,312

Total Yankee Corporate Bonds and Notes (Cost $53,617,084)				49,441,378

	Yield		Shares
Short-Term Investments: 10.76%
Investment Companies: 10.55%
Securities Lending Cash Investments, LLC (l)(r)(u)	0.18		13,067,536	13,067,536
Wells Fargo Cash Investment Money Market Fund, Select Class (l)(u)##	0.17		26,942,721	26,942,721
				40,010,257

		Maturity date	Principal
U.S. Treasury Securities: 0.21%
U.S. Treasury Bill (z)#	0.05	12-17-2015	$800,000	799,981

Total Short-Term Investments (Cost $40,810,237)				40,810,238

6

Wells Fargo High Income Fund	Portfolio of investments — November 30, 2015 (unaudited)

		Value
Total investments in securities (Cost $419,303,736)*	102.93%	$390,518,005
Other assets and liabilities, net	(2.93)	(11,107,259)

Total net assets	100.00%	$379,410,746

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
(i)	Illiquid security
(s)	The security is currently in default with regards to scheduled interest and/or principal payments. The Fund has stopped accruing interest on the security.
¥	A payment-in-kind (PIK) security is a security in which the issuer may make interest or dividend payments in cash or additional securities. These additional securities generally have the same terms as the original holdings.
%%	The security is issued on a when-issued basis.
«	All or a portion of this security is on loan.
±	Variable rate investment. The rate shown is the rate in effect at period end.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.
##	All or a portion of this security is segregated for when-issued securities.
(z)	Zero coupon security. The rate represents the current yield to maturity.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
*	Cost for federal income tax purposes is $419,318,926 and unrealized gains (losses) consists of:

Gross unrealized gains	$2,698,139
Gross unrealized losses	(31,499,060)

Net unrealized losses	$(28,800,921)

Abbreviations:
LLC	Limited liability company
LP	Limited partnership
plc	Public limited company

7

Wells Fargo High Income Fund (the “Fund”)

Notes to Portfolio of investments — November 30, 2015 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair valued at net asset value when available.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Loans

The Fund may invest in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. Investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When the Fund purchases participations, it generally has no rights to enforce compliance with terms of the loan agreement with the borrower. As a result, the Fund assumes the credit risk of both the borrower and the lender that is selling the participation. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan and may enforce compliance by the borrower with the terms of the loan agreement. Loans may include fully funded term loans or unfunded loan commitments, which are contractual obligations for future funding.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of November 30, 2015:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Corporate bonds and notes	$0	$272,407,024	$0	$272,407,024
Loans	0	25,149,021	0	25,149,021
Municipal obligations	0	2,710,344	0	2,710,344
Yankee corporate bonds and notes	0	49,441,378	0	49,441,378
Short-term investments
Investment companies	26,942,721	13,067,536	0	40,010,257
U.S. Treasury securities	799,981	0	0	799,981

Total assets	$27,742,702	$362,775,303	$0	$390,518,005

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At November 30, 2015, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo High Yield Bond Fund	Portfolio of investments — November 30, 2015 (unaudited)

Security name	Shares	Value
Common Stocks: 8.36%
Consumer Discretionary: 0.91%
Auto Components: 0.20%
Gentex Corporation	30,000	$502,050

Household Durables: 0.71%
Harman International Industries Incorporated	6,000	618,960
Jarden Corporation †	10,000	466,800
Leggett & Platt Incorporated	15,000	699,000
		1,784,760

Consumer Staples: 0.81%
Food Products: 0.41%
ConAgra Foods Incorporated	25,000	1,023,250

Personal Products: 0.40%
The Estee Lauder Companies Incorporated Class A	12,000	1,009,440

Energy: 0.46%
Oil, Gas & Consumable Fuels: 0.46%
Columbia Pipeline Group Incorporated	45,000	862,650
EQT Corporation	5,000	286,100
		1,148,750

Financials: 0.47%
Real Estate Management & Development: 0.30%
CBRE Group Incorporated Class A †	20,000	749,400

REITs: 0.17%
Saul Centers Incorporated	8,000	445,040

Health Care: 1.48%
Health Care Equipment & Supplies: 0.67%
C.R. Bard Incorporated	4,000	747,280
Medtronic plc	10,000	753,400
West Pharmaceutical Services Incorporated	3,000	189,150
		1,689,830

Life Sciences Tools & Services: 0.40%
Quintiles Transnational Holdings Incorporated †	15,000	1,019,850

Pharmaceuticals: 0.41%
Mylan NV †	20,000	1,026,000

Industrials: 0.65%
Aerospace & Defense: 0.26%
Huntington Ingalls Industries Incorporated	5,000	654,600

Machinery: 0.39%
John Bean Technologies Corporation	20,000	978,000

1

Portfolio of investments — November 30, 2015 (unaudited)	Wells Fargo High Yield Bond Fund

Security name	Shares	Value
Information Technology: 0.27%
Electronic Equipment, Instruments & Components: 0.06%
FEI Company	2,000	$160,020

Internet Software & Services: 0.21%
Akamai Technologies Incorporated †	9,000	518,490

Utilities: 3.31%
Electric Utilities: 0.20%
NextEra Energy Incorporated	5,000	499,300

Gas Utilities: 0.37%
Atmos Energy Corporation	15,000	934,650

Multi-Utilities: 2.74%
CMS Energy Corporation	30,000	1,050,600
Dominion Resources Incorporated	20,000	1,347,400
DTE Energy Company	25,000	2,012,250
NiSource Incorporated	10,000	191,900
Sempra Energy	23,000	2,282,290
		6,884,440

Total Common Stocks (Cost $21,348,956)		21,027,870

	Interest rate	Maturity date	Principal
Corporate Bonds and Notes: 83.63%
Consumer Discretionary: 11.00%
Auto Components: 3.76%
American Axle Manufacturing Incorporated	6.63	10-15-2022	$2,250,000	2,376,563
Dana Holding Corporation	5.50	12-15-2024	2,000,000	2,005,000
Lear Corporation	4.75	1-15-2023	5,000,000	5,087,500
				9,469,063

Hotels, Restaurants & Leisure: 1.24%
Speedway Motorsports Incorporated	5.13	2-1-2023	3,115,000	3,118,894

Household Durables: 0.33%
Jarden Corporation 144A	5.00	11-15-2023	800,000	820,900

Media: 1.55%
DISH DBS Corporation	5.00	3-15-2023	4,500,000	3,892,500

Specialty Retail: 4.12%
Group 1 Automotive Incorporated	5.00	6-1-2022	5,000,000	4,987,500
Penske Auto Group Incorporated	5.75	10-1-2022	5,200,000	5,369,000
				10,356,500

Consumer Staples: 2.85%
Beverages: 2.85%
Constellation Brands Incorporated	4.75	11-15-2024	6,876,000	7,065,090
Constellation Brands Incorporated %%	4.75	12-1-2025	100,000	101,750
				7,166,840

2

Wells Fargo High Yield Bond Fund	Portfolio of investments — November 30, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Energy: 3.09%
Energy Equipment & Services: 2.06%
Bristow Group Incorporated	6.25%	10-15-2022	$5,990,000	$5,181,350

Oil, Gas & Consumable Fuels: 1.03%
ONEOK Incorporated	7.50	9-1-2023	1,000,000	960,000
ONEOK Partners LP	4.25	2-1-2022	2,000,000	1,635,000
				2,595,000

Financials: 5.65%
REITs: 5.65%
Crown Castle International Corporation	4.88	4-15-2022	1,000,000	1,025,970
Crown Castle International Corporation	5.25	1-15-2023	4,000,000	4,145,000
Iron Mountain Incorporated	5.75	8-15-2024	5,000,000	4,962,500
Sabra Health Care Incorporated	5.38	6-1-2023	4,000,000	4,085,000
				14,218,470

Health Care: 15.44%
Health Care Equipment & Supplies: 0.63%
Halyard Health Incorporated	6.25	10-15-2022	1,000,000	1,011,250
Hologic Incorporated 144A	5.25	7-15-2022	555,000	577,200
				1,588,450

Health Care Providers & Services: 8.97%
DaVita HealthCare Partners Incorporated	5.13	7-15-2024	2,000,000	1,995,000
DaVita HealthCare Partners Incorporated	5.75	8-15-2022	4,265,000	4,419,606
Fresenius Medical Care Holdings Incorporated 144A	5.88	1-31-2022	4,529,000	4,902,643
HCA Incorporated	5.38	2-1-2025	6,500,000	6,414,685
HealthSouth Corporation	5.13	3-15-2023	5,000,000	4,812,500
				22,544,434

Life Sciences Tools & Services: 2.39%
Quintiles Transnational Corporation 144A	4.88	5-15-2023	6,000,000	6,015,000

Pharmaceuticals: 3.45%
AMAG Pharmaceuticals Incorporated 144A	7.88	9-1-2023	3,000,000	2,497,500
Endo Finance LLC 144A	6.00	2-1-2025	900,000	855,000
Horizon Pharma plc 144A	6.63	5-1-2023	6,200,000	5,332,000
				8,684,500

Industrials: 14.63%
Aerospace & Defense: 7.40%
Huntington Ingalls Industries Incorporated 144A	5.00	11-15-2025	8,500,000	8,627,500
Moog Incorporated 144A	5.25	12-1-2022	5,000,000	5,112,500
Orbital ATK Incorporated	5.25	10-1-2021	3,675,000	3,730,125
Orbital ATK Incorporated 144A	5.50	10-1-2023	1,100,000	1,133,000
				18,603,125

Commercial Services & Supplies: 3.90%
Berry Plastics Corporation 144A	6.00	10-15-2022	4,000,000	4,130,000

3

Portfolio of investments — November 30, 2015 (unaudited)	Wells Fargo High Yield Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Commercial Services & Supplies (continued)
Clean Harbors Incorporated	5.13%	6-1-2021	$5,663,000	$5,677,158
				9,807,158

Electrical Equipment: 1.74%
Belden Incorporated 144A	5.50	9-1-2022	4,500,000	4,387,500

Machinery: 1.59%
Oshkosh Corporation	5.38	3-1-2025	4,000,000	3,990,000

Information Technology: 9.11%
Communications Equipment: 3.89%
CommScope Incorporated 144A	5.50	6-15-2024	10,200,000	9,792,000

Electronic Equipment, Instruments & Components: 0.58%
Anixter International Incorporated	5.13	10-1-2021	1,000,000	1,015,000
Belden Incorporated 144A	5.25	7-15-2024	485,000	452,263
				1,467,263

IT Services: 2.08%
Neustar Incorporated «	4.50	1-15-2023	6,350,000	5,238,750

Semiconductors & Semiconductor Equipment: 2.56%
Micron Technology Incorporated 144A	5.25	8-1-2023	2,000,000	1,880,000
Micron Technology Incorporated	5.50	2-1-2025	4,900,000	4,544,750
				6,424,750

Materials: 18.48%
Chemicals: 12.90%
A. Schulman Incorporated 144A	6.88	6-1-2023	3,800,000	3,724,000
Celanese U.S. Holdings LLC	4.63	11-15-2022	4,729,000	4,693,533
Huntsman International LLC	4.88	11-15-2020	1,000,000	940,000
Kraton Polymers LLC	6.75	3-1-2019	2,105,000	2,115,525
Olin Corporation	5.50	8-15-2022	7,750,000	7,265,625
Rayonier Advanced Materials Products Incorporated 144A	5.50	6-1-2024	7,775,000	5,734,063
Scotts Miracle-Gro Company 144A	6.00	10-15-2023	1,000,000	1,037,500
Tronox Finance LLC	6.38	8-15-2020	10,400,000	6,942,000
				32,452,246

Containers & Packaging: 3.57%
Ball Corporation	4.00	11-15-2023	1,500,000	1,432,500
Ball Corporation	5.00	3-15-2022	4,000,000	4,050,000
Berry Plastics Corporation	5.13	7-15-2023	2,000,000	1,945,000
Sealed Air Corporation 144A	5.25	4-1-2023	1,500,000	1,552,500
				8,980,000

Metals & Mining: 0.17%
Commercial Metals Company	4.88	5-15-2023	150,000	131,625
Steel Dynamics Incorporated	5.50	10-1-2024	300,000	286,500
				418,125

Paper & Forest Products: 1.84%
P.H. Glatfelter Company	5.38	10-15-2020	4,630,000	4,618,425

4

Wells Fargo High Yield Bond Fund	Portfolio of investments — November 30, 2015 (unaudited)

Security name		Interest rate	Maturity date	Principal	Value
Utilities: 3.38%
Electric Utilities: 1.72%
DPL Incorporated		7.25%	10-15-2021	$4,375,000	$4,331,250

Independent Power & Renewable Electricity Producers: 1.66%
NRG Energy Incorporated		6.63	3-15-2023	4,543,000	4,179,560

Total Corporate Bonds and Notes (Cost $222,947,907)					210,342,053

Yankee Corporate Bonds and Notes: 6.15%
Health Care: 1.68%
Pharmaceuticals: 1.68%
Mallinckrodt plc 144A		5.50	4-15-2025	5,000,000	4,237,500

Industrials: 2.37%
Electrical Equipment: 2.37%
Sensata Technologies BV 144A		4.88	10-15-2023	3,000,000	2,910,000
Sensata Technologies BV 144A		5.63	11-1-2024	3,000,000	3,045,000
					5,955,000

Information Technology: 2.10%
Technology Hardware, Storage & Peripherals: 2.10%
Seagate HDD (Cayman)		4.75	6-1-2023	4,140,000	3,656,754
Seagate HDD (Cayman) 144A		4.88	6-1-2027	2,000,000	1,629,346
					5,286,100

Total Yankee Corporate Bonds and Notes (Cost $16,789,530)					15,478,600

Short-Term Investments: 1.01%

		Yield		Shares
Investment Companies: 1.01%
Securities Lending Cash Investments, LLC (l)(r)(u)		0.18		783,000	783,000
Wells Fargo Cash Investment Money Market Fund, Select Class (l)(u)##		0.17		1,766,132	1,766,132
Total Short-Term Investments (Cost $2,549,132)					2,549,132

Total investments in securities (Cost $263,635,525)*	99.15%				249,397,655
Other assets and liabilities, net	0.85				2,127,245

Total net assets	100.00%				$251,524,900

†	Non-income-earning security
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
%%	The security is issued on a when-issued basis.
«	All or a portion of this security is on loan.
(l)	The issuer of the security is an affiliated person of the Fund/Portfolio as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.
##	All or a portion of this security is segregated for when-issued and/or unfunded loans.

5

Portfolio of investments — November 30, 2015 (unaudited)	Wells Fargo High Yield Bond Fund

*	Cost for federal income tax purposes is $263,558,932 and unrealized gains (losses) consists of:

Gross unrealized gains	$1,963,150
Gross unrealized losses	(16,124,427)

Net unrealized losses	(14,161,277)

Abbreviations:
LLC	Limited liability company
plc	Public limited company

6

Wells Fargo High Yield Bond Fund (the “Fund”)

Notes to Portfolio of investments — November 30, 2015 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Equity securities that are not listed on a foreign or domestic exchange or market, but have a public trading market, are valued at the quoted bid price from an independent broker-dealer that the Management Valuation Team of Wells Fargo Funds Management, LLC has determined is an acceptable source.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair valued at net asset value when available.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of November 30, 2015:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Consumer discretionary	$2,286,810	$0	$0	$2,286,810
Consumer staples	2,032,690	0	0	2,032,690
Energy	1,148,750	0	0	1,148,750
Financials	1,194,440	0	0	1,194,440
Health care	3,735,680	0	0	3,735,680
Industrials	1,632,600	0	0	1,632,600
Information technology	678,510	0	0	678,510
Utilities	8,318,390	0	0	8,318,390
Corporate bonds and notes	0	210,342,053	0	210,342,053
Yankee corporate bonds and notes	0	15,478,600	0	15,478,600
Short-term investments
Investment companies	1,766,132	783,000	0	2,549,132

Total assets	$22,794,002	$226,603,653	$0	$249,397,655

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At November 30, 2015, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Income Plus Fund	Portfolio of investments — November 30, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities: 32.84%
FHLMC ±	1.92%	1-1-2036	$68,018	$71,729
FHLMC %%	3.50	12-10-2045	7,485,000	7,738,788
FHLMC	4.00	6-1-2044	5,474,399	5,805,144
FHLMC	5.00	6-1-2036	538,633	595,366
FHLMC	5.00	8-1-2040	537,881	592,503
FHLMC	5.50	10-1-2017	143,402	146,928
FHLMC	5.50	8-1-2038	117,258	130,955
FHLMC	5.50	12-1-2038	1,017,827	1,135,993
FHLMC	5.50	6-1-2040	1,549,922	1,721,864
FHLMC	7.50	5-1-2038	3,853	4,004
FHLMC	8.00	2-1-2030	394	474
FHLMC Series 2013-K28 Class B ±144A	3.49	6-25-2046	1,970,000	1,969,446
FHLMC Series 2013-K30 Class B ±144A	3.67	6-25-2045	2,515,000	2,556,562
FHLMC Series 2013-K32 Class B ±144A	3.54	10-25-2046	1,875,000	1,864,354
FHLMC Series 2015-SC01 Class 1A	3.50	5-25-2045	2,097,171	2,132,782
FHLMC Series 2640 Class G	4.50	7-15-2018	525,609	541,469
FHLMC Series 3774 Class AB	3.50	12-15-2020	367,748	382,963
FHLMC Series K020 Class X1 ±(c)	1.59	5-25-2022	14,192,074	1,078,071
FHLMC Series T-42 Class A5	7.50	2-25-2042	2,182,560	2,578,000
FHLMC Series T-57 Class 2A1 ±	3.30	7-25-2043	65,730	69,232
FHLMC Series T-59 Class 2A1 ±	2.94	10-25-2043	319,104	328,929
FNMA ±	2.40	1-1-2036	226,226	241,412
FNMA ±	2.48	8-1-2036	1,900,203	2,012,999
FNMA ±	2.51	8-1-2036	109,696	117,272
FNMA ±	2.61	9-1-2036	49,000	52,241
FNMA	2.75	10-1-2022	2,250,000	2,288,460
FNMA %%	3.00	12-16-2030	3,355,000	3,473,605
FNMA %%	3.00	12-10-2045	13,635,000	13,696,783
FNMA	3.27	7-1-2022	1,277,310	1,339,619
FNMA %%	3.50	12-16-2030	6,615,000	6,952,210
FNMA %%	3.50	12-10-2045	11,635,000	12,053,133
FNMA	3.95	9-1-2021	428,241	463,994
FNMA	4.00	9-1-2024	209,472	218,701
FNMA %%	4.00	12-10-2045	11,020,000	11,692,564
FNMA	4.26	4-1-2021	2,810,687	3,074,975
FNMA	4.39	1-1-2020	1,542,106	1,676,980
FNMA	4.50	1-1-2026	2,239,312	2,325,235
FNMA %%	4.50	12-10-2045	15,790,000	17,068,621
FNMA	5.00	1-1-2024	217,749	234,467
FNMA	5.00	2-1-2036	53,630	59,277
FNMA	5.00	6-1-2040	189,385	209,780
FNMA	5.00	8-1-2040	3,390,070	3,745,599
FNMA	5.50	11-1-2023	111,369	120,921
FNMA	5.50	8-1-2034	186,086	209,619
FNMA	5.50	2-1-2035	56,424	63,652
FNMA	5.50	8-1-2038	224,981	251,160
FNMA	5.50	8-1-2038	674,806	761,234
FNMA	6.00	10-1-2037	1,010,644	1,146,301
FNMA	6.00	11-1-2037	71,022	80,394
FNMA %%	6.00	12-10-2045	795,000	900,580
FNMA	6.50	7-1-2036	43,985	52,457
FNMA	6.50	7-1-2036	18,588	21,795
FNMA	6.50	11-1-2036	11,178	12,810
FNMA	6.50	7-1-2037	1,597,725	1,917,145
FNMA	7.00	12-1-2022	314,745	336,815
FNMA	7.00	7-1-2036	27,491	31,729
FNMA	7.00	11-1-2037	15,538	17,340
FNMA	7.50	5-1-2038	2,036	2,070
FNMA Series 2002-T12 Class A3	7.50	5-25-2042	8,725	10,649
FNMA Series 2003-W08 Class 4A ±	3.21	11-25-2042	232,081	242,483
FNMA Series 2003-W14 Class 2A ±	2.34	6-25-2045	177,820	186,370
FNMA Series 2003-W14 Class 2A ±	3.63	1-25-2043	406,473	413,147
FNMA Series 2004-W11 Class 1A3	7.00	5-25-2044	1,837,136	2,160,312
FNMA Series 2004-W15 Class 1A3	7.00	8-25-2044	1,084,673	1,249,225
GNMA %%	3.50	12-17-2045	15,320,000	16,003,116
GNMA	3.00	7-20-2045	5,965,419	6,074,789
GNMA	4.00	1-20-2045	3,332,781	3,544,116
GNMA	5.00	7-20-2040	1,378,551	1,530,304

1

Portfolio of investments — November 30, 2015 (unaudited)	Wells Fargo Income Plus Fund

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
GNMA	7.50%	12-15-2029	$777	$878
GNMA Series 2008-22 Class XM ±(c)	0.76	2-16-2050	2,517,807	77,758
GNMA Series 2008-86 Class D	5.46	6-16-2040	1,022,820	1,057,028
Total Agency Securities (Cost $149,478,903)				152,919,680

Asset-Backed Securities: 4.68%
Ally Auto Receivables Trust Series 2015-1 Class A3	1.21	12-20-2017	4,375,000	4,368,967
Carmax Auto Owner Trust Series 2015-3 Class A3	1.63	5-15-2020	1,960,000	1,956,521
Citibank Credit Card Issuance Trust Series 2014-A6 Class A6	2.15	7-15-2021	2,650,000	2,677,886
CNH Equipment Trust Series 2015-A Class A3	1.30	4-15-2020	2,620,000	2,607,280
CVS Pass-Through Trust First Lien	6.04	12-10-2028	1,184,583	1,315,498
Discover Card Execution Note Trust Series 2014 Class A4	2.12	12-15-2021	1,015,000	1,022,870
GE Equipment Transportation LLC Series 2015-1 Class A2	0.89	11-24-2017	810,046	810,429
GMF Floorplan Owner Revolving Trust Series 2015-1 Class A1 144A	1.65	5-15-2020	1,600,000	1,588,257
Hyundai Auto Receivables Trust Series 2015-A Class A4	1.37	7-15-2020	1,205,000	1,197,002
Nissan Auto Lease Trust Series 2015-B Class A4	1.70	4-15-2021	2,600,000	2,595,379
Volkswagen Auto Lease Trust Series 2015-A Class A2A	0.87	6-20-2017	1,642,863	1,640,978
Total Asset-Backed Securities (Cost $21,673,377)				21,781,067

Corporate Bonds and Notes: 32.08%
Consumer Discretionary: 4.98%
Auto Components: 0.42%
Delphi Corporation	5.00	2-15-2023	1,855,000	1,950,737

Automobiles: 0.40%
Ford Motor Company	7.45	7-16-2031	1,465,000	1,838,179

Diversified Consumer Services: 0.55%
Ashtead Capital Incorporated 144A	5.63	10-1-2024	795,000	808,913
Service Corporation International	8.00	11-15-2021	1,500,000	1,762,500
				2,571,413

Hotels, Restaurants & Leisure: 0.03%
Agua Caliente Band of Cahuilla Indians 144A	6.44	10-1-2016	154,000	150,951

Household Durables: 0.50%
KB Home	7.50	9-15-2022	690,000	696,900
Lennar Corporation	4.75	11-15-2022	845,000	842,888
Toll Brothers Finance Corporation	4.38	4-15-2023	810,000	794,610
				2,334,398

Internet & Catalog Retail: 0.19%
Amazon.com Incorporated	4.95	12-5-2044	815,000	869,207

Media: 2.69%
CCO Holdings LLC	6.63	1-31-2022	1,300,000	1,372,163
CCO Safari II LLC 144A	6.48	10-23-2045	655,000	682,265
DISH DBS Corporation	5.13	5-1-2020	965,000	948,113
Gannett Company Incorporated 144A	5.50	9-15-2024	1,405,000	1,415,538
Interpublic Group Company	4.20	4-15-2024	1,810,000	1,801,962
Omnicom Group Incorporated	6.25	7-15-2019	1,820,000	2,050,903
Sinclair Television Group Incorporated 144A	5.63	8-1-2024	690,000	674,475
Sirius XM Radio Incorporated 144A	6.00	7-15-2024	1,320,000	1,364,550
Thompson Reuters Corporation	1.30	2-23-2017	2,218,000	2,207,704
				12,517,673

Specialty Retail: 0.13%
Sally Holdings LLC / Sally Capital Incorporated %%	5.63	12-1-2025	610,000	618,388

2

Wells Fargo Income Plus Fund	Portfolio of investments — November 30, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Textiles, Apparel & Luxury Goods: 0.07%
Levi Strauss & Company	5.00%	5-1-2025	$325,000	$324,188

Consumer Staples: 0.40%
Food & Staples Retailing: 0.40%
Whole Foods Market Incorporated 144A	5.20	12-3-2025	1,875,000	1,872,394

Energy: 4.12%
Energy Equipment & Services: 0.67%
Halliburton Company	5.00	11-15-2045	1,730,000	1,761,019
SESI LLC	7.13	12-15-2021	1,410,000	1,335,975
				3,096,994

Oil, Gas & Consumable Fuels: 3.45%
Anadarko Petroleum Corporation	4.50	7-15-2044	1,100,000	984,619
Concho Resources Incorporated	5.50	4-1-2023	820,000	799,500
Continental Resources Incorporated	4.50	4-15-2023	1,105,000	962,154
Energy Transfer Equity LP	7.50	10-15-2020	1,200,000	1,259,250
Energy Transfer Partners LP	6.13	12-15-2045	1,330,000	1,148,128
Enterprise Products Operating LLC	5.10	2-15-2045	975,000	887,309
Kinder Morgan Energy Partners LP	5.55	6-1-2045	1,100,000	839,494
Marathon Petroleum Corporation	4.75	9-15-2044	630,000	564,978
Newfield Exploration Company	5.38	1-1-2026	280,000	255,500
Newfield Exploration Company	5.63	7-1-2024	325,000	306,313
Occidental Petroleum Corporation	4.63	6-15-2045	1,000,000	1,025,703
Range Resources Corporation 144A	4.88	5-15-2025	645,000	567,600
Sabine Pass Liquefaction LLC	5.63	4-15-2023	1,300,000	1,199,250
Targa Resources Partners LP	4.25	11-15-2023	715,000	602,388
TC Pipelines LP	4.38	3-13-2025	1,595,000	1,480,873
Tesoro Logistics LP Corporation	6.13	10-15-2021	980,000	1,006,950
Whiting Petroleum Corporation	5.75	3-15-2021	1,340,000	1,219,400
Williams Partners LP	4.88	3-15-2024	1,105,000	964,653
				16,074,062

Financials: 12.00%
Banks: 2.82%
Australia and New Zealand Banking Group Limited 144A	2.40	11-23-2016	3,320,000	3,365,501
Bank of America Corporation	3.95	4-21-2025	1,170,000	1,157,321
Bank of America Corporation ±	6.10	12-29-2049	1,290,000	1,297,256
CIT Group Incorporated	5.38	5-15-2020	800,000	844,000
Citigroup Incorporated ±	6.13	12-29-2049	1,235,000	1,254,297
Fifth Third Bank	2.15	8-20-2018	1,885,000	1,897,138
Huntington National Bank	2.20	11-6-2018	1,985,000	1,985,401
JPMorgan Chase & Company Series Q ±	5.15	12-29-2049	1,370,000	1,315,200
				13,116,114

Capital Markets: 2.15%
Blackstone Holdings Finance Company LLC 144A	5.88	3-15-2021	1,110,000	1,274,872
Goldman Sachs Group Incorporated	3.75	5-22-2025	1,370,000	1,389,139
Goldman Sachs Group Incorporated	5.15	5-22-2045	1,100,000	1,097,463
Goldman Sachs Group Incorporated ±	5.38	12-29-2049	1,295,000	1,293,381
Legg Mason Incorporated	5.63	1-15-2044	815,000	830,801
Morgan Stanley	3.95	4-23-2027	1,660,000	1,624,182
Morgan Stanley	4.35	9-8-2026	1,260,000	1,286,205
Morgan Stanley ±	5.55	12-29-2049	1,235,000	1,230,369
				10,026,412

Consumer Finance: 0.80%
Ally Financial Incorporated	5.13	9-30-2024	850,000	880,770
ERAC USA Finance LLC 144A	4.50	2-15-2045	1,695,000	1,588,313

3

Portfolio of investments — November 30, 2015 (unaudited)	Wells Fargo Income Plus Fund

Security name	Interest rate	Maturity date	Principal	Value
Consumer Finance (continued)
Navient Corporation	8.00%	3-25-2020	$1,225,000	$1,243,375
				3,712,458

Diversified Financial Services: 1.36%
Argos Merger Incorporated 144A	7.13	3-15-2023	610,000	614,575
General Electric Capital Corporation ±	6.38	11-15-2067	2,200,000	2,337,500
JBS USA LLC / JBS USA Finance Incorporated 144A	5.75	6-15-2025	1,310,000	1,231,400
McGraw Hill Financial Incorporated 144A	4.00	6-15-2025	2,165,000	2,168,020
				6,351,495

Insurance: 4.06%
ACE INA Holdings Incorporated	4.35	11-3-2045	880,000	882,118
Endurance Specialty Holdings Limited	7.00	7-15-2034	1,330,000	1,576,897
Genworth Holdings Incorporated	4.80	2-15-2024	390,000	286,650
Genworth Holdings Incorporated	7.63	9-24-2021	330,000	307,560
National Life Insurance Company of Vermont 144A	10.50	9-15-2039	1,315,000	2,010,396
Platinum Underwriters Finance Incorporated Series B	7.50	6-1-2017	1,730,000	1,847,043
Progressive Corporation ±	6.70	6-15-2067	2,050,000	2,050,000
Protective Life Corporation	8.45	10-15-2039	1,855,000	2,459,808
Prudential Financial Incorporated ±	8.88	6-15-2068	1,645,000	1,875,300
RenaissanceRe Finance Incorporated	3.70	4-1-2025	1,105,000	1,064,463
Transatlantic Holdings Incorporated	8.00	11-30-2039	1,100,000	1,421,323
Unum Group	3.88	11-5-2025	1,200,000	1,184,861
ZFS Finance (USA) Trust II ±144A	6.45	12-15-2065	1,920,000	1,938,048
				18,904,467

Real Estate Management & Development: 0.20%
CBRE Services Incorporated	5.00	3-15-2023	940,000	946,638

REITs: 0.61%
Crown Castle International Corporation	5.25	1-15-2023	1,250,000	1,295,313
Digital Delta Holdings LLC 144A	4.75	10-1-2025	1,530,000	1,547,569
				2,842,882

Health Care: 2.18%
Biotechnology: 0.62%
Gilead Sciences Incorporated	3.65	3-1-2026	2,860,000	2,883,438

Health Care Equipment & Supplies: 0.36%
Medtronic Incorporated	4.63	3-15-2045	1,595,000	1,650,753

Health Care Providers & Services: 1.03%
DaVita HealthCare Partners Incorporated	5.00	5-1-2025	1,620,000	1,555,200
HCA Incorporated	6.50	2-15-2020	450,000	497,813
HealthSouth Corporation	5.75	11-1-2024	980,000	945,700
McKesson Corporation	3.80	3-15-2024	615,000	623,011
Tenet Healthcare Corporation	6.00	10-1-2020	1,100,000	1,168,750
				4,790,474

Pharmaceuticals: 0.17%
Endo Finance LLC 144A	6.00	7-15-2023	830,000	806,138

Industrials: 2.05%
Aerospace & Defense: 0.12%
DigitalGlobe Incorporated 144A	5.25	2-1-2021	635,000	539,750

Airlines: 0.61%
American Airlines Incorporated	3.70	11-1-2024	1,884,586	1,837,471

4

Wells Fargo Income Plus Fund	Portfolio of investments — November 30, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Airlines (continued)
United Continental Holdings Incorporated	6.00%	12-1-2020	$955,000	$997,975
				2,835,446

Commercial Services & Supplies: 0.14%
ADT Corporation	3.50	7-15-2022	730,000	667,038

Professional Services: 0.43%
Verisk Analytics Incorporated	5.80	5-1-2021	1,810,000	2,012,894

Trading Companies & Distributors: 0.62%
International Lease Finance Corporation	8.25	12-15-2020	1,190,000	1,419,075
United Rentals North America Incorporated	5.75	11-15-2024	1,460,000	1,474,600
				2,893,675

Transportation Infrastructure: 0.13%
Burlington North Santa Fe LLC	4.70	9-1-2045	585,000	592,978

Information Technology: 1.02%
Electronic Equipment, Instruments & Components: 0.50%
Arrow Electronics Incorporated	4.00	4-1-2025	730,000	701,670
Corning Incorporated	7.25	8-15-2036	1,417,000	1,638,726
				2,340,396

IT Services: 0.44%
Fidelity National Information Services Incorporated	4.50	10-15-2022	1,990,000	2,042,982

Software: 0.08%
Activision Blizzard Incorporated 144A	5.63	9-15-2021	370,000	389,658

Materials: 1.73%
Chemicals: 0.87%
Ashland Incorporated	4.75	8-15-2022	1,470,000	1,462,650
RPM International Incorporated	5.25	6-1-2045	1,100,000	1,034,375
W.R. Grace & Company 144A	5.63	10-1-2024	1,520,000	1,546,600
				4,043,625

Containers & Packaging: 0.28%
Crown Americas Capital Corporation IV	4.50	1-15-2023	1,310,000	1,295,263

Metals & Mining: 0.45%
Alcoa Incorporated	5.13	10-1-2024	650,000	615,063
Steel Dynamics Incorporated	6.38	8-15-2022	1,465,000	1,483,313
				2,098,376

Paper & Forest Products: 0.13%
International Paper Company	7.30	11-15-2039	500,000	597,988

Telecommunication Services: 2.05%
Diversified Telecommunication Services: 0.94%
CenturyLink Incorporated	5.63	4-1-2020	1,375,000	1,362,969
Frontier Communications Corporation	6.25	9-15-2021	575,000	490,188
Verizon Communications Incorporated	6.55	9-15-2043	2,105,000	2,542,293
				4,395,450

Wireless Telecommunication Services: 1.11%
Crown Castle Towers LLC 144A	3.22	5-15-2042	2,600,000	2,510,768
SBA Tower Trust 144A	3.72	4-15-2048	1,820,000	1,801,642

5

Portfolio of investments — November 30, 2015 (unaudited)	Wells Fargo Income Plus Fund

Security name	Interest rate	Maturity date	Principal	Value
Wireless Telecommunication Services (continued)
T-Mobile USA Incorporated	6.63%	4-1-2023	$840,000	$861,546
				5,173,956

Utilities: 1.55%
Electric Utilities: 0.27%
Southern Power Company	1.85	12-1-2017	1,250,000	1,251,184

Independent Power & Renewable Electricity Producers: 0.84%
Calpine Corporation 144A	5.88	1-15-2024	1,275,000	1,316,438
Harper Lake Solar Funding Corporation 144A	7.65	12-31-2018	1,110,914	1,166,460
TerraForm Power Operating LLC 144A	5.88	2-1-2023	690,000	514,050
The AES Corporation	5.50	3-15-2024	1,010,000	920,302
				3,917,250

Multi-Utilities: 0.44%
Centerpoint Energy Incorporated	6.50	5-1-2018	1,845,000	2,032,924

Total Corporate Bonds and Notes (Cost $150,140,422)				149,370,686

Municipal Obligations: 3.91%
California: 0.76%
California Build America Bonds Stem Cell Research and Cures Series A (GO Revenue)	4.99	4-1-2039	1,305,000	1,335,654
San Jose CA Series B (Airport Revenue, AGM Insured)	6.60	3-1-2041	2,000,000	2,229,380
				3,565,034

Illinois: 0.82%
Chicago IL Series B (GO Revenue)	6.31	1-1-2044	675,000	659,428
Chicago IL Series B (GO Revenue)	7.38	1-1-2033	1,125,000	1,198,800
Cook County IL Series B (GO Revenue)	6.36	11-15-2033	1,745,000	1,975,148
				3,833,376

Michigan: 0.47%
Michigan Finance Authority Local Government Loan Program Project Series E (Miscellaneous Revenue)	7.19	11-1-2022	1,915,000	2,169,025

New Jersey: 0.82%
New Jersey EDA Series B (Lease Revenue, AGM Insured) ¤	0.00	2-15-2019	4,250,000	3,830,865

Puerto Rico: 0.43%
Puerto Rico Government Development Bank Series 1985 (Miscellaneous Revenue, National Insured)	4.75	12-1-2015	2,005,000	2,005,100

Texas: 0.41%
North Texas Tollway Authority Build America Bonds Sub Lien Series B-2 (Transportation Revenue)	8.91	2-1-2030	1,595,000	1,897,157

Washington: 0.20%
Metropolitan Washington DC Airports Authority Dulles Toll Road Revenue Build America Bonds (Transportation Revenue)	7.46	10-1-2046	695,000	920,430

Total Municipal Obligations (Cost $17,515,370)				18,220,987

Non-Agency Mortgage-Backed Securities: 5.04%
Banc of America Commercial Mortgage Securities Incorporated Series 2007-1 Class AMFX ±	5.48	1-15-2049	2,535,000	2,607,275
Citigroup Commercial Mortgage Trust Series 2015-GC27 Class A5	3.14	2-10-2048	2,315,000	2,283,395
Commercial Mortgage Trust Pass-Through Certificate Series 2014-CR20 Class 4	3.59	11-10-2047	3,033,000	3,117,330

6

Wells Fargo Income Plus Fund	Portfolio of investments — November 30, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Non-Agency Mortgage-Backed Securities (continued)
Commercial Mortgage Trust Pass-Through Certificate Series 2014-LC17 Class A5	3.92%	10-10-2047	$1,270,000	$1,336,968
Credit Suisse First Boston Commercial Mortgage Trust Series 1998-C2 Class AX ±(c)	0.42	11-15-2030	248,913	587
Financial Asset Securitization Incorporated Series 1997-NAM2 Class B2 (s)	7.88	7-25-2027	45,624	42,732
GAHR Commercial Mortgage Trust Series 2015-NRF Class AFX 144A	3.23	12-15-2019	1,600,000	1,635,917
JPMBB Commercial Mortgage Securities Series 2015-C33 Class A4 ±	3.77	12-15-2048	2,610,000	2,684,452
JPMorgan Chase Commercial Mortgage Trust Series 2007-LDPX Class AM ±	5.46	1-15-2049	1,980,000	2,024,579
Lehman Brothers UBS Commercial Mortgage Trust Series 2006-C1 Class A4	5.16	2-15-2031	545,263	545,236
Mach One Trust Commercial Mortgage Backed Series 2004-1 Class X ±144A(c)(i)	0.56	5-28-2040	304,891	3,113
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C23 Class A4	3.72	7-15-2050	3,000,000	3,090,967
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C25 Class A5	3.64	10-15-2048	1,585,000	1,620,816
Morgan Stanley Capital I Series 2004-RR2 Class X ±144A(c)	0.29	10-28-2033	150,528	75
Morgan Stanley Capital I Series 2008-T29 Class A4 ±	6.46	1-11-2043	2,301,890	2,470,989
Total Non-Agency Mortgage-Backed Securities (Cost $23,854,908)				23,464,431

U.S. Treasury Securities: 14.23%
TIPS	0.38	7-15-2025	2,513,592	2,458,999
U.S. Treasury Bond	2.75	11-15-2042	3,280,000	3,139,062
U.S. Treasury Bond	2.88	5-15-2043	5,370,000	5,259,034
U.S. Treasury Bond	2.88	8-15-2045	4,570,000	4,468,066
U.S. Treasury Bond	4.50	2-15-2036	3,435,000	4,429,405
U.S. Treasury Note	0.25	12-15-2015	11,350,000	11,350,000
U.S. Treasury Note	0.25	5-15-2016	2,975,000	2,972,677
U.S. Treasury Note ##	0.38	3-15-2016	2,250,000	2,250,614
U.S. Treasury Note	1.00	8-31-2016	6,975,000	6,994,070
U.S. Treasury Note	1.00	5-31-2018	1,405,000	1,401,104
U.S. Treasury Note	1.38	7-31-2018	105,000	105,640
U.S. Treasury Note	1.38	4-30-2020	580,000	574,653
U.S. Treasury Note	1.63	7-31-2020	3,725,000	3,722,962
U.S. Treasury Note ##	2.25	7-31-2018	14,310,000	14,729,240
U.S. Treasury Note	2.25	11-15-2025	2,375,000	2,382,792
Total U.S. Treasury Securities (Cost $65,108,727)				66,238,318

Yankee Corporate Bonds and Notes: 9.83%
Consumer Discretionary: 0.84%
Automobiles: 0.21%
Fiat Chrysler Automobiles	5.25	4-15-2023	980,000	970,200

Media: 0.63%
British Sky Broadcasting Group plc 144A	9.50	11-15-2018	625,000	744,116
Myriad International Holdings BV 144A	6.38	7-28-2017	1,445,000	1,513,944
Numericable - Societe Francaise du Radiotelephone 144A	6.25	5-15-2024	690,000	679,650
				2,937,710

Consumer Staples: 0.16%
Food Products: 0.16%
BRF SA 144A	3.95	5-22-2023	795,000	737,363

Energy: 0.69%
Energy Equipment & Services: 0.69%
Ensco plc	4.70	3-15-2021	2,180,000	1,905,758
Ensco plc «	5.20	3-15-2025	650,000	535,730

7

Portfolio of investments — November 30, 2015 (unaudited)	Wells Fargo Income Plus Fund

Security name	Interest rate	Maturity date	Principal	Value
Energy Equipment & Services (continued)
Noble Holding International Limited	6.95%	4-1-2045	$1,040,000	$752,222
				3,193,710

Financials: 5.84%
Banks: 2.82%
BBVA Bancomer SA 144A	4.50	3-10-2016	1,720,000	1,733,612
BPCE SA 144A	5.15	7-21-2024	1,725,000	1,781,223
HSBC Holdings plc ±	6.38	12-29-2049	1,105,000	1,105,564
Nordea Bank AB ±144A	5.50	12-31-2049	1,800,000	1,784,250
Rabobank Nederland NV	4.38	8-4-2025	1,160,000	1,185,076
Royal Bank of Scotland Group plc	5.13	5-28-2024	1,295,000	1,332,178
Santander Issuances SA	5.18	11-19-2025	2,130,000	2,139,530
Santander UK Group Holdings plc 144A	4.75	9-15-2025	2,065,000	2,066,582
				13,128,015

Capital Markets: 0.56%
Macquarie Group Limited 144A	6.00	1-14-2020	2,365,000	2,607,883

Diversified Financial Services: 1.44%
Actavis Funding SCS	4.75	3-15-2045	1,010,000	1,008,742
AerCap Ireland Capital Limited	4.63	7-1-2022	230,000	232,588
Banco Nacional de Comercio Exterior SNC 144A	4.38	10-14-2025	2,350,000	2,329,320
Pentair Finance SA	4.65	9-15-2025	2,030,000	2,046,159
Schaeffler Finance BV 144A	4.75	5-15-2023	1,120,000	1,111,600
				6,728,409

Insurance: 0.66%
Allied World Assurance Company Holdings Limited	4.35	10-29-2025	2,250,000	2,221,202
Axis Specialty Finance plc	2.65	4-1-2019	840,000	838,744
				3,059,946

Real Estate Management & Development: 0.36%
Brookfield Asset Management Incorporated	5.80	4-25-2017	1,595,000	1,679,380

Health Care: 0.11%
Pharmaceuticals: 0.11%
Valeant Pharmaceuticals International Incorporated 144A	7.50	7-15-2021	550,000	517,000

Information Technology: 0.31%
Technology Hardware, Storage & Peripherals: 0.31%
Seagate Technology HDD Holdings	4.75	1-1-2025	1,725,000	1,453,897

Materials: 0.63%
Chemicals: 0.31%
Agrium Incorporated	4.13	3-15-2035	1,665,000	1,437,434

Metals & Mining: 0.32%
ArcelorMittal SA	6.13	6-1-2018	1,565,000	1,521,963

Telecommunication Services: 0.63%
Diversified Telecommunication Services: 0.18%
Virgin Media Finance plc 144A	6.38	4-15-2023	815,000	833,338

Wireless Telecommunication Services: 0.45%
Globo Communicacoes Participacoes SA 144A	4.88	4-11-2022	2,145,000	2,099,419

8

Wells Fargo Income Plus Fund	Portfolio of investments — November 30, 2015 (unaudited)

Security name		Interest rate	Maturity date	Principal	Value
Utilities: 0.62%
Electric Utilities: 0.62%
Western Power Distributions Holdings Limited 144A		7.38%	12-15-2028	$2,265,000	$2,875,982

Total Yankee Corporate Bonds and Notes (Cost $46,114,036)					45,781,649

		Yield		Shares
Short-Term Investments: 16.46%
Investment Companies: 16.28%
Securities Lending Cash Investments, LLC (l)(r)(u)		0.18		250,943	250,943
Wells Fargo Cash Investment Money Market Fund, Select Class (l)(u)##		0.17		75,592,174	75,592,174
					75,843,117

				Principal
U.S. Treasury Securities: 0.18%
U.S. Treasury Bill (z)#		0.05	12-17-2015	$825,000	824,980

Total Short-Term Investments (Cost $76,668,096)					76,668,097

Total investments in securities (Cost $550,553,839)*	119.07%				554,444,915
Other assets and liabilities, net	(19.07)				(88,781,314)

Total net assets	100.00%				$465,663,601

±	Variable rate investment. The rate shown is the rate in effect at period end.
%%	The security is issued on a when-issued basis.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
(c)	Investment in an interest-only security entitles holders to receive only the interest payments on the underlying mortgages. The principal amount shown is the notional amount of the underlying mortgages. The rate represents the coupon rate.
¤	The security is issued in zero coupon form with no periodic interest payments.
(s)	The security is currently in default with regards to scheduled interest and/or principal payments. The Fund has stopped accruing interest on the security.
(i)	Illiquid security
##	All or a portion of this security is segregated for when-issued securities.
«	All or a portion of this security is on loan.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.
(z)	Zero coupon security. The rate represents the current yield to maturity.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
*	Cost for federal income tax purposes is $550,783,786 and unrealized gains (losses) consists of:

Gross unrealized gains	$10,160,787
Gross unrealized losses	(6,499,658)
Net unrealized gains	$3,661,129

Abbreviations:
AGM	Assured Guaranty Municipal
EDA	Economic Development Authority
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General obligation
LLC	Limited liability company
LP	Limited partnership
National	National Public Finance Guarantee Corporation

9

Portfolio of investments — November 30, 2015 (unaudited)	Wells Fargo Income Plus Fund

plc	Public limited company
TIPS	Treasury inflation-protected securities

10

Wells Fargo Income Plus Fund (the “Fund”)

Notes to Portfolio of investments — November 30, 2015 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair valued at net asset value when available.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Futures contracts

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Fluctuations in the value of the contracts are recorded as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Inflation-indexed bonds and TIPS

The Fund may invest in inflation-indexed bonds, including Treasury inflation-protected securities (TIPS). Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal value of inflation-indexed bonds (other than municipal inflation indexed bonds and certain corporate inflation-indexed bonds) will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal. The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-indexed bonds. Inflation-indexed bonds, including TIPS, decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed bonds may experience greater losses than other fixed income securities with similar durations.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of November 30, 2015:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Agency securities	$0	$152,919,680	$0	$152,919,680
Asset-backed securities	0	21,781,067	0	21,781,067
Corporate bonds and notes	0	149,370,686	0	149,370,686
Municipal obligations	0	18,220,987	0	18,220,987
Non-agency mortgage-backed securities	0	23,464,431	0	23,464,431
U.S. Treasury securities	66,238,318	0	0	66,238,318
Yankee corporate bonds and notes	0	45,781,649	0	45,781,649
Short-term investments
Investment companies	75,592,174	250,943	0	75,843,117
U.S. Treasury securities	824,980	0	0	824,980

	142,655,472	411,789,443	0	554,444,915
Futures contracts	32,687	0	0	32,687

Total assets	$142,688,159	$411,789,443	$0	$554,477,602

Futures contracts are reported at their variation margin at measurement date, which represents the amount due to the Fund at that date. All other assets and liabilities are reported at their market value at measurement date.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At November 30, 2015, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Derivative transactions

For the three months ended November 30, 2015, the Fund entered into futures contracts to speculate on interest rates and to help manage the duration of the portfolio.

At November 30, 2015, the Fund had long and short futures contracts outstanding as follows:

Expiration date	Counterparty	Contracts	Type	Contract value at November 30, 2015	Unrealized gains (losses)
3-21-2016	JPMorgan	65 Long	U.S. Treasury Bonds	$10,298,438	$98,392
3-21-2016	JPMorgan	185 Short	10-Year U.S. Treasury Notes	$23,390,938	$(39,961)

Wells Fargo Short Duration Government Bond Fund	Portfolio of investments — November 30, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities: 49.58%
FHLMC ±	2.30%	3-1-2043	$7,695,020	$7,834,080
FHLMC ±	2.32	8-1-2044	7,597,191	7,728,211
FHLMC ±	2.95	5-1-2044	1,395,470	1,443,881
FHLMC ±	2.97	11-1-2045	3,225,850	3,315,680
FHLMC ±	3.04	12-1-2043	4,579,408	4,742,830
FHLMC ±	3.11	8-1-2041	4,093,929	4,295,327
FHLMC ±	3.14	7-1-2042	2,682,338	2,774,031
FHLMC ±	3.70	10-1-2041	3,644,579	3,849,402
FHLMC	4.00	6-1-2025	2,600,243	2,772,497
FHLMC	4.00	2-1-2026	3,591,915	3,830,664
FHLMC	4.00	10-1-2026	1,573,436	1,677,587
FHLMC	4.00	9-1-2030	420,457	451,503
FHLMC	4.00	6-1-2031	3,279,683	3,513,613
FHLMC	4.00	4-1-2032	1,332,999	1,427,384
FHLMC	4.50	8-1-2018	3,477,132	3,608,764
FHLMC	4.50	10-1-2018	1,833,325	1,904,170
FHLMC	4.50	8-1-2020	60,785,119	63,078,297
FHLMC	4.50	4-1-2031	2,394,185	2,605,236
FHLMC	5.50	5-1-2041	531,893	606,705
FHLMC	5.50	5-1-2041	249,633	282,724
FHLMC ±	5.89	7-1-2038	3,727,748	3,953,874
FHLMC	6.00	5-15-2039	3,160,983	3,598,602
FHLMC	7.00	3-25-2044	1,909,837	2,314,260
FHLMC Series 2638 Class MJ	5.00	7-15-2033	3,046,529	3,369,508
FHLMC Series 2744 Class JH	5.00	2-15-2034	2,468,953	2,713,676
FHLMC Series 2762 Class LY	5.00	3-15-2034	1,360,508	1,495,606
FHLMC Series 3574 Class D	5.00	9-15-2039	1,591,290	1,748,678
FHLMC Series 4227 Class AB	3.50	10-15-2037	6,813,791	7,145,094
FHLMC Series 4382 Class AB	3.00	7-15-2040	6,867,327	7,055,343
FHLMC Series 4483 Class PA	2.50	6-15-2045	25,814,678	26,174,194
FNMA ±	2.15	6-1-2043	4,788,553	4,869,029
FNMA ±	2.19	9-1-2043	11,509,847	11,689,986
FNMA ±	2.29	5-1-2042	3,834,731	3,940,543
FNMA ±	2.31	8-1-2043	5,187,687	5,276,768
FNMA ±	2.32	5-1-2042	5,684,893	5,843,925
FNMA ±	2.33	10-1-2043	2,744,195	2,792,877
FNMA ±	2.49	10-1-2043	4,109,514	4,198,054
FNMA ±	2.62	4-1-2045	7,456,796	7,612,269
FNMA ±	2.66	11-1-2044	7,067,927	7,243,950
FNMA ±	2.73	11-1-2044	4,365,135	4,479,635
FNMA ±	2.77	9-1-2045	7,767,135	7,955,894
FNMA ±	2.77	5-1-2044	3,469,986	3,567,049
FNMA ±	2.78	2-1-2045	5,872,892	6,025,216
FNMA (a)%%	2.84	12-1-2045	1,927,000	1,970,266
FNMA ±	2.90	11-1-2045	3,226,000	3,316,047
FNMA ±	2.96	10-1-2045	3,247,216	3,342,531
FNMA ±	3.23	12-1-2043	1,881,689	1,954,007
FNMA ±	3.50	3-1-2041	997,014	1,042,488
FNMA	3.50	12-1-2029	2,508,387	2,636,975
FNMA	3.50	2-1-2030	2,631,530	2,781,606
FNMA	3.50	5-1-2030	2,899,937	3,058,177
FNMA	3.50	6-1-2030	8,420,327	8,880,434
FNMA	3.50	8-1-2030	4,978,595	5,251,409
FNMA ±	3.54	12-1-2041	4,420,600	4,668,407
FNMA	4.00	3-1-2026	2,831,438	3,006,107
FNMA	4.00	3-1-2026	4,867,552	5,193,663
FNMA	4.00	5-1-2026	881,591	940,508
FNMA	4.00	5-1-2027	2,272,669	2,412,293
FNMA	4.00	9-1-2030	539,301	580,410
FNMA	4.00	4-1-2032	1,229,215	1,323,970
FNMA	4.00	8-1-2032	1,269,394	1,364,112
FNMA	4.00	3-1-2033	6,607,768	7,084,866
FNMA	4.50	1-1-2020	11,705,175	12,193,533

1

Portfolio of investments — November 30, 2015 (unaudited)	Wells Fargo Short Duration Government Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FNMA	4.50%	1-1-2020	$9,094,874	$9,486,178
FNMA	4.50	1-1-2020	14,612,225	15,232,807
FNMA	4.50	1-1-2020	12,706,000	13,199,778
FNMA	4.50	5-1-2020	16,099,937	16,757,925
FNMA	4.50	10-1-2020	4,412,966	4,602,981
FNMA	4.50	6-1-2025	2,082,654	2,249,030
FNMA	4.50	2-1-2026	566,825	609,289
FNMA	4.50	10-1-2026	7,024,752	7,558,989
FNMA	5.00	2-1-2023	3,771,352	3,971,292
FNMA	5.00	5-1-2023	746,196	799,740
FNMA	5.00	8-1-2030	982,550	1,083,270
FNMA	5.50	6-1-2040	90,976	103,920
FNMA	5.50	7-1-2040	221,288	251,300
FNMA	5.50	5-1-2041	173,642	198,352
FNMA	5.50	7-1-2041	191,935	219,447
FNMA	5.50	8-1-2041	1,905,213	2,166,298
FNMA	6.00	3-25-2035	767,694	808,821
FNMA Grantor Trust Series 2000-T6 Class A1	7.50	6-25-2030	555,924	634,868
FNMA Series 1999-T2 Class A1 ±	7.50	1-19-2039	347,423	379,969
FNMA Series 2001-W03 Class A ±	6.83	9-25-2041	528,140	594,689
FNMA Series 2002-90 Class A1	6.50	6-25-2042	23,805	27,088
FNMA Series 2003-63 Class GB	4.00	7-25-2033	3,392,954	3,591,889
FNMA Series 2003-W1 Class 2A ±	6.41	12-25-2042	263,702	304,847
FNMA Series 2009-101 Class MJ	3.00	12-25-2039	7,687,955	7,890,334
FNMA Series 2010-71 Class HJ	5.50	7-25-2040	1,316,078	1,492,683
FNMA Series 2010-98 Class EA	4.00	9-25-2030	2,093,111	2,229,475
FNMA Series 2011-46 Class BA	4.00	4-25-2037	7,761,243	8,069,879
FNMA Series 2011-M2 Class A1	2.02	4-25-2021	2,353,230	2,379,571
FNMA Series 2012-28 Class PT	4.00	3-25-2042	1,000,595	1,058,014
FNMA Series 2012-65 Class HJ	5.00	7-25-2040	7,735,376	8,505,693
FNMA Series 2013-103 Class H	4.50	3-25-2038	5,725,404	6,206,844
FNMA Series 2015-53 Class MA	2.50	6-25-2045	19,570,965	19,908,116
FNMA Series 2015-69 Class MC	2.50	9-25-2045	10,802,463	10,935,774
FNMA Series 2015-M10 Class FA ±	0.48	3-25-2019	6,280,903	6,272,732
FNMA Series 2015-M4 Class FA ±	0.44	9-25-2018	10,609,599	10,596,911
FNMA Series 2015-M8 Class FA ±	0.40	11-25-2018	6,431,527	6,416,628
GNMA Series 2001-53 Class PB	6.50	11-20-2031	3,183,509	3,669,762
Total Agency Securities (Cost $512,438,051)				510,273,608

Asset-Backed Securities: 12.15%
Ally Master Owner Trust Series 2015-2 Class A1 ±	0.77	1-15-2021	3,676,000	3,660,440
California Republic Auto Receivables Trust Series 2013-2 Class A2	1.23	3-15-2019	2,629,390	2,627,077
California Republic Auto Receivables Trust Series 2014-1 Class A4	1.48	8-15-2019	3,136,000	3,132,333
California Republic Auto Receivables Trust Series 2014-2 Class A3	0.91	8-15-2018	2,959,587	2,956,853
California Republic Auto Receivables Trust Series 2014-2 Class A4	1.57	12-16-2019	3,579,000	3,571,793
California Republic Auto Receivables Trust Series 2014-3 Class A4	1.79	3-16-2020	3,179,000	3,176,300
California Republic Auto Receivables Trust Series 2015-1 Class A4	1.82	9-15-2020	3,620,000	3,607,501
Capital Auto Receivables Asset Trust Series 2014-2 Class A4	1.62	10-22-2018	3,186,000	3,187,517
Capital Auto Receivables Asset Trust Series 2014-3 Class A4	1.83	4-22-2019	3,144,000	3,151,869
Capital Auto Receivables Asset Trust Series 2015-1 Class A4	1.86	10-21-2019	2,433,000	2,423,494
Capital Auto Receivables Asset Trust Series 2015-2 Class A2	1.39	9-20-2018	7,230,000	7,211,466
Capital Auto Receivables Asset Trust Series 2015-2 Class A3	1.73	9-20-2019	2,230,000	2,223,851
Capital Auto Receivables Asset Trust Series 2015-3 Class A3	1.94	1-21-2020	8,044,000	8,042,501
Capital Auto Receivables Asset Trust Series 2015-4 Class A2	1.62	3-20-2019	6,309,000	6,280,802
Navient Student Loan Trust Series 2014-CTA Class A 144A±	0.90	9-16-2024	11,107,912	10,953,038
Nelnet Student Loan Trust Series 2004-4 Class A5 ±	0.48	1-25-2037	3,722,958	3,625,177
Nelnet Student Loan Trust Series 2006-1 Class A5 ±	0.49	8-23-2027	2,658,000	2,592,716
SLC Student Loan Trust Series 2005-2 Class A3 ±	0.45	3-15-2027	8,607,000	8,388,681
SLC Student Loan Trust Series 2007-2 Class A2 ±	0.76	5-15-2028	822,419	812,950
SLC Student Loan Trust Series 2010-1 Class A ±	1.27	11-25-2042	1,679,601	1,663,669
SLM Student Loan Trust Series 2005-6 Class A5 ±	1.52	7-27-2026	2,228,262	2,233,558
SLM Student Loan Trust Series 2005-6 Class A5A ±	0.43	7-27-2026	1,744,372	1,723,749
SLM Student Loan Trust Series 2010-1 Class A ±	0.62	3-25-2025	3,785,179	3,708,868
SLM Student Loan Trust Series 2010-A Class 1A 144A±	3.20	5-16-2044	2,120,801	2,185,645

2

Wells Fargo Short Duration Government Bond Fund	Portfolio of investments — November 30, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Asset-Backed Securities (continued)
SLM Student Loan Trust Series 2010-A Class 2A 144A±	3.45%	5-16-2044	$4,261,826	$4,428,899
SLM Student Loan Trust Series 2011-C Class A2A 144A±	3.45	10-17-2044	1,882,000	1,961,145
SLM Student Loan Trust Series 2012-B Class A2 144A	3.48	10-15-2030	3,174,128	3,233,969
SLM Student Loan Trust Series 2013-A Class A1 144A±	0.80	8-15-2022	2,453,668	2,446,196
SLM Student Loan Trust Series 2014-A Class A2B 144A±	1.35	1-15-2026	3,805,000	3,787,375
SMB Private Education Loan Trust Series 2015-A Class A1 144A±	0.80	7-17-2023	11,276,758	11,203,096
SMB Private Education Loan Trust Series 2015-C Class A1 144A±	1.09	7-15-2022	4,868,000	4,864,700
Total Asset-Backed Securities (Cost $125,849,271)				125,067,228

Non-Agency Mortgage-Backed Securities: 5.36%
Commercial Mortgage Trust Series 2012-LC4 Class A2	2.26	12-10-2044	4,447,354	4,478,924
Commercial Mortgage Trust Series 2012-LC4 Class A3	3.07	12-10-2044	14,264,000	14,663,739
Commercial Mortgage Trust Series 2013-CR6 Class A1	0.72	3-10-2046	2,115,601	2,098,621
DBUBS Mortgage Trust Series 2011-LC2A Class A1 144A	3.53	7-10-2044	717,695	745,669
GS Mortgage Securities Trust Series 2010-C1 Class A1 144A	3.68	8-10-2043	1,169,416	1,202,606
GS Mortgage Securities Trust Series 2010-C2 Class A1 144A	3.85	12-10-2043	1,357,774	1,399,604
GS Mortgage Securities Trust Series 2011-GC3 Class A2 144A	3.65	3-10-2044	1,562,493	1,562,200
GS Mortgage Securities Trust Series 2012-GCJ7 Class AAB	2.94	5-10-2045	2,579,000	2,643,084
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2010-C1 Class A2 144A	4.61	6-15-2043	2,478,000	2,576,219
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2010-C2 Class A2 144A	3.62	11-15-2043	2,259,000	2,324,275
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2011-C3 Class A2 144A	3.67	2-15-2046	4,132,842	4,176,908
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2011-C5 Class A2	3.15	8-15-2046	737,751	745,979
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2012-CBX Class A3	3.14	6-15-2045	4,696,022	4,782,626
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2014-C18 Class A1	1.25	2-15-2047	1,536,797	1,530,298
JPMorgan Chase Commercial Mortgage Securities Trust Series 2010-CNTR Class A1 144A	3.30	8-5-2032	1,434,415	1,475,475
JPMorgan Chase Commercial Mortgage Securities Trust Series 2012-LC9 Class A2	1.68	12-15-2047	3,876,000	3,875,893
Morgan Stanley Capital I Trust Series 2011-C2 Class A3 144A	4.21	6-15-2044	705,000	745,018
Morgan Stanley Dean Witter Capital I Series 2011-C3 Class A2	3.22	7-15-2049	4,069,860	4,116,180
Total Non-Agency Mortgage-Backed Securities (Cost $56,276,504)				55,143,318

U.S. Treasury Securities: 30.91%
U.S. Treasury Note	0.50	8-31-2016	32,915,000	32,886,726
U.S. Treasury Note	0.50	4-30-2017	9,452,000	9,409,542
U.S. Treasury Note	0.63	5-31-2017	13,618,000	13,572,788
U.S. Treasury Note	0.63	6-30-2017	14,605,000	14,553,079
U.S. Treasury Note	0.63	9-30-2017	42,622,000	42,408,890
U.S. Treasury Note	0.75	10-31-2017	13,416,000	13,370,412
U.S. Treasury Note	0.88	7-15-2017	7,328,000	7,328,857
U.S. Treasury Note	0.88	11-30-2017	14,450,000	14,431,938
U.S. Treasury Note	0.88	1-15-2018	11,788,000	11,753,461
U.S. Treasury Note	0.88	10-15-2018	13,712,000	13,580,776
U.S. Treasury Note	1.00	8-15-2018	16,009,000	15,935,215
U.S. Treasury Note	1.00	9-15-2018	83,768,000	83,329,558
U.S. Treasury Note	1.25	11-15-2018	45,501,000	45,536,536
Total U.S. Treasury Securities (Cost $319,004,292)				318,097,778

3

Portfolio of investments — November 30, 2015 (unaudited)	Wells Fargo Short Duration Government Bond Fund

Security name		Yield	Shares	Value
Short-Term Investments: 2.07%
Investment Companies: 2.07%
Wells Fargo Government Money Market Fund, Select Class (l)(u)##		0.04%	21,356,330	$21,356,330

Total Short-Term Investments (Cost $21,356,330)				21,356,330

Total investments in securities (Cost $1,034,924,448)*	100.07%			1,029,938,262
Other assets and liabilities, net	(0.07)			(692,760)

Total net assets	100.00%			$1,029,245,502

±	Variable rate investment. The rate shown is the rate in effect at period end.
(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.
%%	The security is issued on a when-issued basis.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
##	All or a portion of this security is segregated for when-issued securities.
*	Cost for federal income tax purposes is $1,035,120,580 and unrealized gains (losses) consists of:

Gross unrealized gains	$629,635
Gross unrealized losses	(5,811,953)

Net unrealized losses	$(5,182,318)

Abbreviations:
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association

4

Wells Fargo Short Duration Government Bond Fund (the “Fund”)

Notes to Portfolio of investments — November 30, 2015 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of November 30, 2015:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Agency securities	$0	$510,273,608	$0	$510,273,608
Asset-backed securities	0	125,067,228	0	125,067,228
Non-agency mortgage-backed securities	0	55,143,318	0	55,143,318

U.S. Treasury securities	318,097,778	0	0	318,097,778
Short-term investments
Investment companies	21,356,330	0	0	21,356,330

Total assets	$339,454,108	$690,484,154	$0	$1,029,938,262

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At November 30, 2015, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Short-Term Bond Fund	Portfolio of investments — November 30, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities : 11.79%
FDIC Series 2010-R1 Class A 144A	2.18%	5-25-2050	$1,979,652	$1,993,977
FDIC Series 2013-R1 Class A 144A	1.15	3-25-2033	1,416,851	1,396,133
FHLMC ±	2.50	4-1-2032	46,963	49,533
FHLMC ±	2.65	7-1-2029	3,598	3,753
FHLMC ±	2.66	9-1-2031	6,822	6,959
FHLMC ±	2.90	5-1-2026	90,694	94,939
FHLMC	3.00	2-15-2024	897,169	920,468
FHLMC	3.50	6-15-2038	1,024,754	1,067,236
FHLMC	4.50	5-15-2018	128,055	132,250
FHLMC	5.00	10-15-2032	198,815	201,936
FHLMC	6.00	10-1-2021	430,512	467,422
FHLMC	8.50	9-1-2017	27,710	27,920
FHLMC	9.00	8-1-2018	29,347	30,322
FHLMC	9.00	6-1-2019	35,885	37,937
FHLMC	9.00	10-1-2019	124,416	134,224
FHLMC	9.50	12-1-2022	69,663	74,104
FHLMC	10.50	1-1-2016	19	19
FHLMC	10.50	11-1-2017	361	380
FHLMC	10.50	8-1-2018	35,057	36,469
FHLMC	10.50	2-1-2019	835	910
FHLMC	10.50	4-1-2019	355	377
FHLMC	10.50	5-1-2019	350	383
FHLMC	10.50	6-1-2019	1,991	2,171
FHLMC	10.50	7-1-2019	843	912
FHLMC Series 2597 Series AE	5.50	4-15-2033	225,223	247,081
FHLMC Series 2631 Class LC	4.50	6-15-2018	281,168	290,518
FHLMC Series 2642 Class AR	4.50	7-15-2023	367,267	392,349
FHLMC Series 2656 Class BG	5.00	10-15-2032	1,006,202	1,043,461
FHLMC Series 2958 Class QD	4.50	4-15-2020	1,015,967	1,048,498
FHLMC Series 3266 Class D	5.00	1-15-2022	1,110,296	1,155,074
FHLMC Series 3609 Class LA	4.00	12-15-2024	427,096	441,580
FHLMC Series 3656 Class BH	3.00	12-15-2019	701,514	704,338
FHLMC Series 3778 Class BM	3.50	8-15-2028	398,255	407,349
FHLMC Series 3794 Class LK	3.00	2-15-2024	1,388,159	1,409,603
FHLMC Series 3855 Class HL	3.50	2-15-2026	352,282	364,391
FHLMC Series 3920 Class AB	3.00	9-15-2025	989,938	1,014,079
FHLMC Series T-42 Class A6	9.50	2-25-2042	465,125	572,093
FHLMC Series T-57 Class 2A1 ±	3.30	7-25-2043	47,654	50,193
FHLMC Series T-59 Class 2A1 ±	2.94	10-25-2043	1,254,847	1,293,485
FNMA ±	1.52	8-1-2034	671,411	683,446
FNMA ±	2.48	8-1-2036	2,850,304	3,019,498
FNMA ±	2.50	11-1-2031	57,873	60,647
FNMA ±	2.59	10-1-2036	3,232,461	3,403,230
FNMA ±	2.71	7-1-2036	2,074,836	2,212,189
FNMA	2.73	10-1-2017	2,982,403	3,049,961
FNMA	2.93	12-1-2017	2,323,307	2,389,258
FNMA	3.34	4-1-2016	944,278	943,900
FNMA	3.34	9-1-2017	1,385,068	1,430,488
FNMA	3.50	10-1-2023	1,267,764	1,335,738
FNMA	3.50	11-1-2023	776,251	817,871
FNMA	3.69	6-1-2017	3,310,910	3,398,486
FNMA	3.74	5-1-2018	2,223,648	2,328,420
FNMA	4.00	6-25-2026	1,173,487	1,245,742
FNMA	4.00	8-25-2037	983,175	1,005,127
FNMA	5.09	2-1-2016	839,821	839,532
FNMA	5.39	1-1-2018	945,753	978,669
FNMA	5.50	8-25-2034	1,785,464	1,865,317
FNMA	6.00	4-1-2021	479,596	502,861
FNMA	6.00	3-1-2033	754,953	869,985
FNMA	6.28	11-1-2018	298,971	304,792
FNMA	6.50	8-1-2031	413,235	473,561
FNMA	7.60	8-1-2018	195,099	194,983
FNMA	8.00	4-1-2017	44,603	45,757

1

Portfolio of investments — November 30, 2015 (unaudited)	Wells Fargo Short-Term Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FNMA	8.00%	9-1-2019	$26,346	$26,629
FNMA	8.00	9-1-2023	5,214	5,531
FNMA	8.33	7-15-2020	20,736	22,844
FNMA	8.50	7-1-2018	23,681	23,940
FNMA	8.50	2-1-2023	23,628	23,898
FNMA	9.00	2-15-2020	931	1,068
FNMA	9.00	11-1-2024	86,159	96,323
FNMA	11.00	10-15-2020	6,716	6,865
FNMA Grantor Trust Series 2002-T12 Class A4	9.50	5-25-2042	733,486	909,435
FNMA Series 1989-29 Class Z	10.00	6-25-2019	67,357	74,157
FNMA Series 1989-63 Class Z	9.40	10-25-2019	26,941	28,938
FNMA Series 2002-T1 Class A4	9.50	11-25-2031	62,141	75,144
FNMA Series 2003-15 Class CB	5.00	3-25-2018	564,527	582,108
FNMA Series 2003-41 Class PE	5.50	5-25-2023	990,423	1,063,866
FNMA Series 2003-W11 Class A1 ±	3.58	6-25-2033	16,543	17,329
FNMA Series 2003-W6 Class 6A ±	3.20	8-25-2042	1,165,511	1,251,510
FNMA Series 2003-W6 Class PT4 ±	8.66	10-25-2042	101,391	123,391
FNMA Series 2004-32 Class AY	4.00	5-25-2019	264,336	272,352
FNMA Series 2004-90 Class XY	4.00	9-25-2034	692,622	717,942
FNMA Series 2006-48 Class TD	5.50	12-25-2034	7,157	7,156
FNMA Series 2008-53 Class CA	5.00	7-25-2023	764,115	799,038
FNMA Series 2009-M01 Class A2	4.29	7-25-2019	1,316,487	1,412,508
FNMA Series 2011-133 Class A	3.50	6-25-2029	1,412,053	1,461,165
FNMA Series 2011-17 Class ED	3.50	7-25-2025	336,092	347,126
FNMA Series 2011-39 Class CA	3.00	5-25-2024	381,152	388,971
FNMA Series 2011-66 Class BE	3.00	3-25-2025	747,915	764,789
FNMA Series 2011-71 Class DJ	3.00	3-25-2025	1,478,498	1,510,603
FNMA Series G95-2 Class IO ±(c)	10.00	5-25-2020	84,712	6,664
GNMA	4.00	8-16-2023	458,312	476,943
GNMA	4.50	4-20-2035	468,948	493,570
GNMA	8.00	12-15-2023	29,070	33,545
GNMA	9.00	11-15-2017	11,772	12,142
GNMA	9.00	11-15-2024	19,261	21,623
GNMA	10.00	2-20-2018	2,467	2,500
GNMA Series 2008-36 Class AN	4.25	10-16-2022	336,965	340,735
GNMA Series 2008-36 Class NA	4.25	10-16-2022	709,136	717,069
GNMA Series 2010-6 Class EA	4.00	9-16-2023	492,940	507,420
GNMA Series 2010-89 Class DG	3.00	12-20-2035	492,505	495,205
GNMA Series 2011-82 Class HT	2.00	7-16-2036	229,403	230,888
GNMA Series 2012-19 Class A	1.83	3-16-2039	3,797,850	3,813,341
Total Agency Securities (Cost $69,149,615)				69,680,555

Asset-Backed Securities : 12.72%
Ally Auto Receivables Trust Series 2015-1 Class A2	0.92	2-15-2018	4,000,000	3,996,025
Ally Auto Receivables Trust Series 2015-1 Class A3	1.21	12-20-2017	2,065,000	2,062,152
Ally Auto Receivables Trust Series 2015-2 Class A2A	0.98	3-15-2018	4,800,000	4,799,453
ASG Resecuritization Trust Series 2009-4 Class A60 144A	6.00	6-28-2037	98,384	98,445
BMW Vehicle Lease Trust Series 2015-2 Class A2A	1.07	1-22-2018	4,700,000	4,694,183
CarMax Auto Owner Trust Series 2015-3 Class A2A	1.10	11-15-2018	3,000,000	2,996,229
Citibank Credit Card Issuance Trust Series 2013-A6 Class A6	1.32	9-7-2018	4,200,000	4,212,831
Ford Credit Auto Lease Trust Series 2014-B Class A2A	0.51	3-15-2017	1,665,972	1,664,973
Ford Credit Auto Lease Trust Series 2015-B Class A2A	1.04	5-15-2018	4,000,000	3,993,671
GE Equipment Transportation LLC Series 2015-1 Class A2	0.89	11-24-2017	1,379,007	1,379,659
GM Financial Automobile Leasing Trust Series 2015-2 Class A2A	1.18	4-20-2018	4,050,000	4,051,542
GMF Floorplan Owner Revolving Trust Series 2015-1 Class A1 144A	1.65	5-15-2020	2,050,000	2,034,954
Home Equity Asset Trust Series 2003-6 Class M1 ±	1.27	2-25-2034	1,346,380	1,270,999
Honda Auto Receivables Owner Trust Series 2014-3 Class A2	0.48	12-15-2016	750,765	750,538
Honda Auto Receivables Owner Trust Series 2015-3 Class A2	0.92	11-20-2017	3,280,000	3,280,969
Hyundai Auto Lease Securitization Trust Series 2015-B Class A2A 144A	0.95	12-15-2017	3,300,000	3,301,297
Hyundai Auto Receivables Trust Series 2013-B Class A3	0.71	9-15-2017	1,179,550	1,179,407
Hyundai Auto Receivables Trust Series 2015-C Class A2A	0.99	11-15-2018	2,250,000	2,249,213
Leaf II Receivables Funding LLC Series 2015-1 Class A2 144A	1.13	3-15-2017	1,400,000	1,397,017
Mercedes-Benz Auto Receivables Series 2015-1 Class A2A	0.82	6-15-2018	7,500,000	7,489,822

2

Wells Fargo Short-Term Bond Fund	Portfolio of investments — November 30, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Asset-Backed Securities (continued)
Nissan Auto Lease Trust Series 2014-B Class A2A	0.73%	4-17-2017	$3,312,749	$3,310,275
Nissan Auto Lease Trust Series 2015-B Class A2A	1.18	12-15-2017	4,400,000	4,398,408
Porsche Innovative Lease Owner Trust Series 2015-1 Class A2 144A	0.79	11-21-2017	1,320,462	1,318,790
Susquehanna Auto Receivables Trust Series 2014-1A Class A2 144A	0.58	10-17-2016	16,352	16,350
Volkswagen Auto Lease Trust Series 2014-A Class A3	0.80	4-20-2017	1,582,246	1,579,848
Volkswagen Auto Lease Trust Series 2015-A Class A2A	0.87	6-20-2017	2,780,229	2,777,040
Volvo Financial Equipment LLC Series 2014-1A Class A2 144A	0.54	11-15-2016	321,977	321,897
World Omni Automobile Lease Trust Series 2015-A Class A2A	1.06	5-15-2018	4,600,000	4,589,347
Total Asset-Backed Securities (Cost $75,360,723)				75,215,334

Corporate Bonds and Notes : 37.54%
Consumer Discretionary : 3.01%
Automobiles : 0.50%
Ford Motor Company	6.50	8-1-2018	2,667,000	2,960,039

Household Durables : 0.51%
Toll Brothers Finance Corporation	8.91	10-15-2017	2,710,000	3,028,425

Media : 1.45%
CCO Safari II LLC 144A	3.58	7-23-2020	3,000,000	3,015,519
DIRECTV Holdings LLC	2.40	3-15-2017	5,495,000	5,560,253
				8,575,772

Specialty Retail : 0.55%
International Game Technology	7.50	6-15-2019	3,000,000	3,232,500

Consumer Staples : 1.87%
Beverages : 0.17%
Constellation Brands Incorporated	7.25	9-1-2016	1,000,000	1,037,500

Food Products : 1.70%
J.M. Smucker Company	1.75	3-15-2018	3,000,000	2,992,092
Kraft Heinz Foods Company 144A	2.00	7-2-2018	2,000,000	2,001,316
Mead Johnson Nutrition Company	3.00	11-15-2020	3,000,000	3,004,452
Tyson Foods Incorporated	6.60	4-1-2016	1,995,000	2,031,512
				10,029,372

Energy : 3.76%
Energy Equipment & Services : 1.20%
Halliburton Company	2.70	11-15-2020	1,000,000	1,002,638
SESI LLC	6.38	5-1-2019	3,000,000	2,917,500
Spectra Energy Capital Company	6.20	4-15-2018	3,000,000	3,191,154
				7,111,292

Oil, Gas & Consumable Fuels : 2.56%
Boardwalk Pipelines LLC	5.88	11-15-2016	1,000,000	1,017,099
BP AMI Leasing Incorporated 144A	5.52	5-8-2019	825,000	909,949
DCP Midstream Operating Company	2.50	12-1-2017	3,000,000	2,786,250
Enterprise Products Operating LLC	5.25	1-31-2020	2,010,000	2,169,228
Kinder Morgan Incorporated	3.05	12-1-2019	3,500,000	3,207,540
Pioneer Natural Resources Company	5.88	7-15-2016	2,940,000	3,011,230
Weatherford Bermuda Company	5.50	2-15-2016	2,000,000	1,990,000
				15,091,296

3

Portfolio of investments — November 30, 2015 (unaudited)	Wells Fargo Short-Term Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Financials : 16.07%
Banks : 3.96%
Associated Banc Corporation	5.13%	3-28-2016	$2,000,000	$2,019,140
Australia and New Zealand Banking Group Limited 144A	2.40	11-23-2016	3,000,000	3,041,115
Bank of America Corporation	6.50	8-1-2016	3,000,000	3,106,089
PNC Bank NA	1.50	2-23-2018	3,000,000	2,991,420
Santander Bank	8.75	5-30-2018	1,500,000	1,706,150
Santander Holdings USA	4.63	4-19-2016	2,000,000	2,027,020
UBS AG	5.88	7-15-2016	3,000,000	3,087,024
Union Bank NA	5.95	5-11-2016	3,325,000	3,399,181
US Bancorp NA	3.44	2-1-2016	2,000,000	2,008,346
				23,385,485

Capital Markets : 2.02%
Bear Stearns Companies LLC	5.55	1-22-2017	3,875,000	4,046,860
Goldman Sachs Group Incorporated	6.15	4-1-2018	2,965,000	3,251,692
Lazard Group LLC	6.85	6-15-2017	538,000	573,789
Morgan Stanley	1.88	1-5-2018	2,045,000	2,053,076
Morgan Stanley	2.20	12-7-2018	2,000,000	2,013,894
				11,939,311

Consumer Finance : 4.44%
Ally Financial Incorporated	3.25	11-5-2018	2,930,000	2,925,429
American Express Company	1.88	11-5-2018	3,000,000	3,009,288
Daimler Finance NA LLC 144A	1.65	3-2-2018	3,000,000	2,974,821
Discover Financial Services Company	6.45	6-12-2017	3,000,000	3,194,217
Ford Motor Credit Company	2.55	10-5-2018	1,000,000	1,002,222
General Motors Financial Company	3.15	1-15-2020	3,000,000	2,976,717
Harley-Davidson Financial Services Incorporated 144A	2.70	3-15-2017	3,000,000	3,046,059
Hyundai Capital America 144A	2.40	10-30-2018	3,000,000	2,993,592
Murray Street Investment Trust I	4.65	3-9-2017	4,000,000	4,150,160
				26,272,505

Diversified Financial Services : 2.00%
McGraw Hill Financial Incorporated 144A	2.50	8-15-2018	550,000	553,764
McGraw Hill Financial Incorporated	5.90	11-15-2017	3,500,000	3,721,949
Moody’s Corporation	2.75	7-15-2019	3,000,000	3,041,445
Raymond James Financial Incorporated	4.25	4-15-2016	2,000,000	2,020,908
Toll Road Investors Partnership II LP 144A¤	0.00	2-15-2016	2,500,000	2,480,408
				11,818,474

Insurance : 2.48%
Genworth Financial Incorporated	8.63	12-15-2016	2,000,000	2,080,000
Lincoln National Corporation	8.75	7-1-2019	2,426,000	2,940,271
Platinum Underwriters Finance Incorporated Series B	7.50	6-1-2017	3,070,000	3,277,701
Reliance Standard 144A	2.38	5-4-2020	2,000,000	1,970,566
Reliance Standard Life Insurance 144A	2.15	10-15-2018	1,390,000	1,385,716
Symetra Financial Corporation 144A	6.13	4-1-2016	3,000,000	3,040,950
				14,695,204

REITs : 1.17%
American Tower Corporation	4.50	1-15-2018	2,700,000	2,829,808
Realty Income Corporation	2.00	1-31-2018	3,000,000	3,007,044
Vereit Operating Partnership LP	2.00	2-6-2017	1,085,000	1,071,438
				6,908,290

4

Wells Fargo Short-Term Bond Fund	Portfolio of investments — November 30, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Health Care : 2.01%
Biotechnology : 1.03%
Biogen Idec Incorporated	6.88%	3-1-2018	$3,262,000	$3,613,820
Celgene Corporation	2.13	8-15-2018	2,500,000	2,509,205
				6,123,025

Health Care Providers & Services : 0.47%
UnitedHealth Group Incorporated	1.45	7-17-2017	1,375,000	1,379,414
UnitedHealth Group Incorporated	1.90	7-16-2018	1,375,000	1,386,212
				2,765,626

Life Sciences Tools & Services : 0.51%
Thermo Fisher Scientific %%	2.15	12-14-2018	3,000,000	2,999,910

Industrials : 2.64%
Aerospace & Defense : 0.54%
L-3 Communications Corporation	5.20	10-15-2019	3,000,000	3,190,263

Airlines : 0.59%
Delta Air Lines Incorporated	4.75	11-7-2021	2,346,712	2,475,782
US Airway 2010-1 Class B Pass-Through Trust	8.50	10-22-2018	971,622	1,020,203
				3,495,985

Building Products : 0.03%
Owens Corning Incorporated	6.50	12-1-2016	148,000	154,943

Commercial Services & Supplies : 0.37%
Boardwalk Pipelines LLC	5.20	6-1-2018	2,179,000	2,188,583

Machinery : 1.11%
CNH Capital LLC	3.25	2-1-2017	1,760,000	1,744,600
SPX Flow Incorporated	6.88	9-1-2017	3,250,000	3,436,875
Stanley Black & Decker Incorporated	2.45	11-17-2018	1,385,000	1,390,688
				6,572,163

Information Technology : 2.71%
IT Services : 0.46%
The Western Union Company	2.38	12-10-2015	2,700,000	2,700,910

Semiconductors & Semiconductor Equipment : 0.81%
Broadcom Corporation	2.70	11-1-2018	1,385,000	1,401,096
KLA-Tencor Corporation	2.38	11-1-2017	1,365,000	1,367,300
KLA-Tencor Corporation	3.38	11-1-2019	2,000,000	2,024,352
				4,792,748

Software : 0.97%
CA Incorporated	3.60	8-1-2020	2,000,000	2,052,914
Fidelity National Information Services Incorporated	2.00	4-15-2018	2,000,000	1,973,874
Fidelity National Information Services Incorporated	2.85	10-15-2018	1,670,000	1,685,551
				5,712,339

Technology Hardware, Storage & Peripherals : 0.47%
HP Enterprise Company 144A	2.45	10-5-2017	2,785,000	2,791,417

5

Portfolio of investments — November 30, 2015 (unaudited)	Wells Fargo Short-Term Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Materials : 1.05%
Construction Materials : 0.56%
Martin Marietta Material ±	1.43%	6-30-2017	$3,310,000	$3,286,089

Metals & Mining : 0.49%
Glencore Funding LLC 144A	1.70	5-27-2016	3,000,000	2,925,000

Telecommunication Services : 2.24%
Diversified Telecommunication Services : 2.24%
AT&T Incorporated	2.45	6-30-2020	1,000,000	983,569
Clearwire Communications LLC 144A	14.75	12-1-2016	2,710,000	3,018,263
Crown Castle Towers LLC 144A	5.50	1-15-2037	2,695,000	2,757,982
Verizon Communications Incorporated	1.35	6-9-2017	6,479,000	6,482,758
				13,242,572

Utilities : 2.18%
Electric Utilities : 2.18%
Dayton Power & Light Company	1.88	9-15-2016	4,000,000	4,012,240
Monongahela Power Company 144A	5.70	3-15-2017	3,000,000	3,135,384
NextEra Energy Capital Holdings Incorporated	2.06	9-1-2017	2,725,000	2,732,840
Progress Energy Incorporated	5.63	1-15-2016	3,000,000	3,016,560
				12,897,024

Total Corporate Bonds and Notes (Cost $223,227,152)				221,924,062

Municipal Obligations : 5.02%
California : 1.31%
California Public Works Board Lease Series E (Miscellaneous Revenue)	3.68	12-1-2015	2,960,000	2,960,207
Los Angeles CA Municipal Improvement Refunding Convention Center Series A (Miscellaneous Revenue)	2.34	11-1-2018	1,380,000	1,375,584
San Bernardino County CA Financing Authority (Miscellaneous Revenue, National Insured) ¤	0.00	8-1-2017	3,500,000	3,378,200
				7,713,991

Florida : 0.25%
Village Center Community Development District Utility (Water & Sewer Revenue) 144A	1.60	10-1-2016	1,445,000	1,441,561

Illinois : 0.82%
Chicago IL (Tax Revenue)	6.30	12-1-2021	1,590,000	1,699,885
Illinois Finance Authority (GO Revenue)	5.37	3-1-2017	3,070,000	3,169,591
				4,869,476

Michigan : 0.33%
Michigan Finance Authority Series D5 (Water & Sewer Revenue)	2.85	7-1-2019	2,000,000	1,968,440

New Jersey : 1.01%
New Jersey EDA Series B (Miscellaneous Revenue, AGM Insured) ¤	0.00	2-15-2018	3,000,000	2,827,170
New Jersey EDA Series B (Lease Revenue, AGM Insured) ¤	0.00	2-15-2019	3,500,000	3,154,830
				5,982,000

Oregon : 0.54%
Portland OR Taxable Pension (GO Revenue) ±(m)(n)	0.12	6-1-2019	3,350,000	3,199,250

6

Wells Fargo Short-Term Bond Fund	Portfolio of investments — November 30, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Texas : 0.76%
Port Arthur TX Navigation District Jefferson County Environmental Facilities Motiva Enterprises LLC Project Series D (Industrial Development Revenue)ø	0.18%	11-1-2040	$4,500,000	$4,500,000

Total Municipal Obligations (Cost $29,654,843)				29,674,718

Non-Agency Mortgage-Backed Securities : 10.05%
Bank of America Mortgage Securities Series 2002-K Class 3A1 ±	2.63	10-20-2032	19,532	19,625
CCG Receivables Trust Series 2015-1 Class A2 144A	1.46	11-14-2018	2,000,000	1,999,111
CNH Equipment Trust Series 2014-A Class A2	0.49	6-15-2017	74,602	74,596
CNH Equipment Trust Series 2015-C Class A2A	1.10	12-17-2018	4,400,000	4,400,328
Commercial Mortgage Trust Series 2012-CR2 Class A1	0.82	8-15-2045	390,444	390,108
Commercial Mortgage Trust Series 2014-BBG Class A 144A±	1.00	3-15-2029	2,100,000	2,084,804
ContiMortgage Home Equity Trust Series 1996-2 ±	6.97	7-15-2027	785,954	13,122
Countrywide Home Loans Mortgage Pass-Through Trust Series 2001-HYB1 Class 2A1 ±	2.18	6-19-2031	134,210	121,392
Credit Suisse Mortgage Capital Certificates Series 2006-C5 Class A3	5.31	12-15-2039	1,147,020	1,165,619
Credit Suisse Mortgage Trust 2007 C3 A4 ±	5.89	6-15-2039	3,647,613	3,784,914
Drexel Burnham Lambert CMO Trust Series T Class 4	8.45	9-20-2019	31,224	32,614
EquiFirst Mortgage Loan Trust Series 2003-2 Class 3A3 ±	1.32	9-25-2033	527,122	504,611
Equity Mortgage Trust Series 2014-INNS Class A 144A±	1.04	5-8-2031	3,059,884	3,023,505
FedEx Corporation 1998 Pass-Through Certificates	7.02	1-15-2016	605,317	611,370
Golden National Mortgage Asset-Backed Certificates Series 1998-GN1 Class M2 (s)	8.02	2-25-2027	34,322	34,296
Greenwich Capital Commercial Funding Corporation Series 2007-GG9 Class A4	5.44	3-10-2039	4,053,738	4,179,137
GS Mortgage Securities Trust Series 2014-GSFL Class A 144A±	1.20	7-15-2031	2,459,841	2,454,045
GSMPS Mortgage Loan Trust Series 1998-1 Class A 144A±	8.00	9-19-2027	275,675	280,718
GSMPS Mortgage Loan Trust Series 2006-RP2 Class 1AF1 144A±	0.62	4-25-2036	1,078,288	900,232
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2006-CB16 Class A4	5.55	5-12-2045	721,875	732,722
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2007-CB18 Class A4	5.44	6-12-2047	2,635,381	2,712,015
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2014-INN Class A 144A±	1.12	6-15-2029	5,000,000	4,968,712
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2014-PHH Class A 144A±	1.40	8-15-2027	3,000,000	3,007,247
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2015-CSMO Class A 144A±	1.45	1-15-2032	3,300,000	3,282,271
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2015-FL7 Class A 144A±	1.45	5-15-2028	2,446,867	2,423,222
JPMorgan Chase Commercial Mortgage Trust Series 2007-LDPX Class AM ±	5.46	1-15-2049	3,300,000	3,374,299
Lehman Brothers UBS Commercial Mortgage Trust Series 2007-C6 Class A4 ±	5.86	7-15-2040	2,742,982	2,833,628
Macquarie Equipment Funding Trust Series 2014-A Class A2 144A	0.80	11-21-2016	1,691,091	1,691,402
Master Mortgages Trust Series 2002-3 Class 4A1 ±	2.63	10-25-2032	7,120	7,098
Morgan Stanley Capital I Series 2006-HQ8 Class A4 ±	5.61	3-12-2044	77,016	76,927
Morgan Stanley Capital I Series 2007-IQ Class A4	5.81	12-12-2049	2,301,957	2,422,631
National Credit Union Administration Guaranteed Notes Program Series 2010-C1 Class A2	2.90	10-29-2020	774,134	777,383
National Credit Union Administration Guaranteed Notes Program Series 2010-C1 Class APT	2.65	10-29-2020	1,488,906	1,492,720
Nomura Asset Acceptance Corporation Series 2005-AR1 Class 1A1 ±	2.48	2-25-2035	342,492	341,632
SBA Tower Trust Series 2014-1A Class C 144A	2.90	10-15-2044	3,000,000	2,970,903
Structured Mortgage Asset Residential Trust Series 1992-5B Class BO ¤(i)	0.00	6-25-2023	6,569	6,410
Wilshire Funding Corporation Series 1996-3 Class M2 ±	7.15	8-25-2032	82,203	80,520
Wilshire Funding Corporation Series 1996-3 Class M3 ±	7.15	8-25-2032	86,727	83,536
Wilshire Funding Corporation Series 1998-2 Class M1 ±	2.00	12-28-2037	28,677	28,063
Total Non-Agency Mortgage-Backed Securities (Cost $60,021,715)				59,387,488

7

Portfolio of investments — November 30, 2015 (unaudited)	Wells Fargo Short-Term Bond Fund

Security name	Dividend yield		Shares	Value
Preferred Stocks : 0.26%
Financials : 0.26%
Banks : 0.26%
Huntington Bancshares ±(a)(i)	3.84%		80,000	$1,542,626

Total Preferred Stocks (Cost $1,958,484)				1,542,626

	Interest rate	Maturity date	Principal
U.S. Treasury Securities : 1.48%
U.S. Treasury Note	1.38	2-28-2019	$4,530,000	4,537,964
U.S. Treasury Note	1.38	4-30-2020	2,985,000	2,957,481
U.S. Treasury Note	1.38	9-30-2020	1,280,000	1,263,300
Total U.S. Treasury Securities (Cost $8,747,550)				8,758,745

Yankee Corporate Bonds and Notes : 16.07%
Consumer Discretionary : 1.70%
Diversified Financial Services : 0.59%
AerCap Ireland Capital Limited	2.75	5-15-2017	3,470,000	3,452,650

Media : 0.52%
British Sky Broadcasting Group plc 144A	6.10	2-15-2018	2,838,000	3,074,210

Specialty Retail : 0.59%
Seagate HDD Cayman Company	3.75	11-15-2018	3,500,000	3,511,218

Consumer Staples : 0.59%
Food & Staples Retailing : 0.59%
Tesco plc 144A	2.70	1-5-2017	3,470,000	3,477,190

Energy : 2.72%
Energy Equipment & Services : 0.45%
Noble Corporation	4.00	3-16-2018	2,800,000	2,644,676

Oil, Gas & Consumable Fuels : 2.27%
Ecopetrol SA	4.25	9-18-2018	3,000,000	3,052,500
Korea National Oil Corporation 144A	2.75	1-23-2019	3,000,000	3,032,466
Petrobras Global Finance Company	3.25	3-17-2017	2,065,000	1,930,775
TransCanada PipeLines Limited	1.63	11-9-2017	2,210,000	2,205,134
Transocean Incorporated	5.55	12-15-2016	3,235,000	3,218,825
				13,439,700

Financials : 9.02%
Banks : 5.79%
Abbey National Treasury Services plc	2.38	3-16-2020	3,000,000	3,006,042
Bank of Tokyo Mitsubishi 144A	2.75	9-14-2020	1,000,000	1,003,748
Banque Federative du Credit Mutuel SA 144A	1.70	1-20-2017	2,850,000	2,852,679
BPCE SA	1.61	7-25-2017	3,000,000	2,993,316
Canadian Imperial Bank 144A	2.75	1-27-2016	3,000,000	3,009,867
Corporacion Andina de Fomento	3.75	1-15-2016	3,385,000	3,395,527
Experian Finance plc 144A	2.38	6-15-2017	3,800,000	3,803,116
HBOS plc 144A	6.75	5-21-2018	2,000,000	2,196,030
ING Bank NV 144A	1.80	3-16-2018	3,000,000	2,988,864
Lloyds Bank plc	2.00	8-17-2018	1,000,000	1,002,147
Macquarie Bank Limited 144A	2.85	7-29-2020	3,000,000	3,025,602
Pentair Finance SA Company	2.90	9-15-2018	1,930,000	1,926,873

8

Wells Fargo Short-Term Bond Fund	Portfolio of investments — November 30, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Banks (continued)
Swedbank Hypotek 144A	2.13%	8-31-2016	$3,000,000	$3,028,407
				34,232,218

Diversified Financial Services : 0.78%
Credit Suisse New York	6.00	2-15-2018	1,500,000	1,620,575
Shell International Finance BV	2.13	5-11-2020	3,000,000	2,990,181
				4,610,756

Insurance : 1.04%
Allied World Assurance Company	7.50	8-1-2016	3,000,000	3,119,631
QBE Insurance Group Limited 144A	2.40	5-1-2018	2,985,000	3,020,145
				6,139,776

Real Estate Management & Development : 1.41%
Brookfield Asset Management Incorporated	5.80	4-25-2017	2,195,000	2,311,122
Deutsche Annington Finance BV 144A	3.20	10-2-2017	4,000,000	4,033,996
Korea Land & Housing Corporation 144A	1.88	8-2-2017	2,000,000	1,999,534
				8,344,652

Health Care : 1.02%
Pharmaceuticals : 1.02%
Actavis Funding SCS	2.35	3-12-2018	3,000,000	3,027,240
Perrigo Company plc	1.30	11-8-2016	3,000,000	2,980,470
				6,007,710

Information Technology : 0.50%
Semiconductors & Semiconductor Equipment : 0.50%
TSMC Global Limited 144A	1.63	4-3-2018	3,035,000	2,980,161

Utilities : 0.52%
Multi-Utilities : 0.52%
Korea Western Power Company 144A	3.13	5-10-2017	3,000,000	3,046,713

Total Yankee Corporate Bonds and Notes (Cost $95,418,575)				94,961,630

Short-Term Investments : 5.38%

	Yield		Shares
Investment Companies : 5.27%
Wells Fargo Cash Investment Money Market Fund, Select Class (l)(u)##	0.17		31,155,263	31,155,263

	Interest rate		Principal
U.S. Treasury Securities : 0.11%
U.S. Treasury Bill #	0.05	12-17-2015	$625,000	624,985

Total Short-Term Investments (Cost $31,780,247)				31,780,248

9

Portfolio of investments — November 30, 2015 (unaudited)	Wells Fargo Short-Term Bond Fund

Total investments in securities (Cost $595,318,904)*	100.31%	592,925,406
Other assets and liabilities, net	(0.31)	(1,819,643)

Total net assets	100.00%	$591,105,763

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
±	Variable rate investment. The rate shown is the rate in effect at period end.
(c)	Investment in an interest-only security entitles holders to receive only the interest payments on the underlying mortgages. The principal amount shown is the notional amount of the underlying mortgages. The rate represents the coupon rate.
¤	The security is issued in zero coupon form with no periodic interest payments.
%%	The security is issued on a when-issued basis.
ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.
(m)	The security is an auction-rate security which has an interest rate that resets at predetermined short-term intervals through a Dutch auction. The rate shown is the rate in effect at period end.
(n)	The auction to set the interest rate on the security failed at period end due to insufficient investor interest. A failed auction does not itself cause a default.
(s)	The security is currently in default with regards to scheduled interest and/or principal payments. The Fund has stopped accruing interest on the security.
(i)	Illiquid security
(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
##	All or a portion of this security is segregated for when-issued securities.
*	Cost for federal income tax purposes is $595,318,904 and unrealized gains (losses) consists of:

Gross unrealized gains	$1,889,950
Gross unrealized losses	(4,283,448)
Net unrealized losses	$(2,393,498)

Abbreviations:
AGM	Assured Guaranty Municipal
EDA	Economic Development Authority
FDIC	Federal Deposit Insurance Corporation
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General obligation
LLC	Limited liability company
LP	Limited partnership
National	National Public Finance Guarantee Corporation
plc	Public limited company

10

Wells Fargo Short-Term Bond Fund (the “Fund”)

Notes to Portfolio of investments — November 30, 2015 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if reliable price is not available, the quoted bid price from an independent broker-dealer.

Equity securities and futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Equity securities that are not listed on a foreign or domestic exchange or market, but have a public trading market, are valued at the quoted bid price from an independent broker-dealer that the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”) has determined is an acceptable source.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Futures contracts

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Fluctuations in the value of the contracts are recorded as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of November 30, 2015:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Agency securities	$0	$69,680,555	$0	$69,680,555
Asset-backed securities	0	75,215,334	0	75,215,334
Corporate bonds and notes	0	221,924,062	0	221,924,062
Municipal obligations	0	29,674,718	0	29,674,718
Non-agency mortgage-backed securities	0	59,387,488	0	59,387,488
Preferred stocks
Financials	0	0	1,542,626	1,542,626
U.S. Treasury securities	8,758,745	0	0	8,758,745
Yankee corporate bonds and notes	0	94,961,630	0	94,961,630
Short-term investments
Investment companies	31,155,263	0	0	31,155,263
U.S. Treasury securities	624,985	0	0	624,985

	$40,538,993	$550,843,787	$1,542,626	$592,925,406

Futures contracts	$18,000	0	0	$18,000

Total assets	$40,556,993	$550,843,787	$1,542,626	$592,943,406

Liabilities
Futures contracts	$59,989	0	0	$59,989

Total liabilities	$59,989	$0	$0	$59,989

Futures contracts are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All other assets and liabilities are reported at their market value at measurement date.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At November 30, 2015, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Derivative transactions

For the three months ended November 30, 2015, the Fund entered into futures contracts to speculate on interest rates and to help manage the duration of the portfolio.

At November 30, 2015, the Fund had long and short futures contracts outstanding as follows:

Expiration date	Counterparty	Contracts	Type	Contract value at November 30, 2015	Unrealized losses
3-31-2016	JPMorgan	936 Long	2-Year U.S. Treasury Notes	$203,623,876	$(104,153)
3-31-2016	JPMorgan	384 Short	5-Year U.S. Treasury Notes	45,573,000	(37,495)

Wells Fargo Short-Term High Yield Bond Fund	Portfolio of investments — November 30, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Corporate Bonds and Notes: 54.27%
Consumer Discretionary: 20.94%
Airlines: 1.48%
United Continental Holdings Incorporated	6.38%	6-1-2018	$10,125,000	$10,567,969
US Airways Group Incorporated	6.13	6-1-2018	10,000,000	10,337,500
				20,905,469

Auto Components: 2.74%
American Axle & Manufacturing Incorporated	6.25	3-15-2021	13,000,000	13,585,000
Goodyear Tire & Rubber Company	8.25	8-15-2020	14,590,000	15,198,403
Tenneco Incorporated	6.88	12-15-2020	9,650,000	9,987,750
				38,771,153

Diversified Consumer Services: 3.16%
Avis Budget Car Rental LLC ±	3.07	12-1-2017	11,611,000	11,640,028
Avis Budget Car Rental LLC	4.88	11-15-2017	8,120,000	8,323,000
Hertz Corporation	6.75	4-15-2019	2,800,000	2,863,000
Hertz Corporation	7.50	10-15-2018	5,870,000	5,980,063
Service Corporation International	7.00	6-15-2017	14,676,000	15,776,700
				44,582,791

Hotels, Restaurants & Leisure: 1.43%
Hilton Worldwide Finance LLC	5.63	10-15-2021	8,450,000	8,798,140
MGM Resorts International	7.50	6-1-2016	5,265,000	5,403,206
MGM Resorts International	7.63	1-15-2017	5,735,000	6,050,425
				20,251,771

Household Durables: 4.12%
Beazer Homes USA Company	6.63	4-15-2018	13,090,000	13,319,075
DR Horton Incorporated	3.63	2-15-2018	3,930,000	3,979,125
DR Horton Incorporated	4.75	5-15-2017	6,050,000	6,201,250
Jarden Corporation	7.50	5-1-2017	13,115,000	14,000,263
Lennar Corporation	4.13	12-1-2018	12,870,000	13,127,400
Lennar Corporation	4.75	12-15-2017	600,000	618,000
Pulte Group Incorporated	7.63	10-15-2017	5,185,000	5,625,725
Tempur Sealy International Incorporated	6.88	12-15-2020	1,260,000	1,334,025
				58,204,863

Media: 4.48%
CCO Holdings LLC	7.38	6-1-2020	18,965,000	19,771,013
CSC Holdings LLC	7.63	7-15-2018	8,945,000	9,347,525
DISH DBS Corporation	4.25	4-1-2018	14,670,000	14,596,650
Nexstar Broadcasting Group Incorporated	6.88	11-15-2020	3,170,000	3,229,438
Starz LLC/Starz Finance Corporation	5.00	9-15-2019	4,310,000	4,385,425
TEGNA Incorporated	5.13	10-15-2019	11,575,000	12,038,000
				63,368,051

Specialty Retail: 3.16%
Best Buy Company Incorporated	5.00	8-1-2018	8,880,000	9,235,200
L Brands Incorporated	8.50	6-15-2019	2,700,000	3,159,000
L Brands Incorporated	6.90	7-15-2017	12,815,000	13,760,106
Sally Holdings Incorporated	6.88	11-15-2019	17,825,000	18,470,265
				44,624,571

Textiles, Apparel & Luxury Goods: 0.37%
HanesBrands Incorporated	6.38	12-15-2020	5,035,000	5,204,931

1

Portfolio of investments — November 30, 2015 (unaudited)	Wells Fargo Short-Term High Yield Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Consumer Staples: 1.02%
Household Products: 1.02%
Spectrum Brands Incorporated	6.38%	11-15-2020	$13,495,000	$14,439,650

Energy: 5.69%
Energy Equipment & Services: 2.44%
Exterran Holdings Incorporated	7.25	12-1-2018	7,840,000	7,981,904
SESI LLC	6.38	5-1-2019	16,400,000	15,949,000
Targa Resources Partners 144A	5.00	1-15-2018	10,655,000	10,468,538
				34,399,442

Oil, Gas & Consumable Fuels: 3.25%
Kinder Morgan Finance Company LLC 144A	6.00	1-15-2018	9,000,000	9,200,160
Kinder Morgan Incorporated	7.00	6-15-2017	5,300,000	5,525,250
Sabine Pass LNG LP	7.50	11-30-2016	8,430,000	8,598,600
Tesoro Corporation	4.25	10-1-2017	4,000,000	4,090,000
Tesoro Logistics LP	5.88	10-1-2020	3,615,000	3,714,413
WPX Energy Incorporated	5.25	1-15-2017	14,965,000	14,815,350
				45,943,773

Financials: 6.54%
Banks: 1.58%
CIT Group Incorporated	4.25	8-15-2017	21,755,000	22,183,356
CIT Group Incorporated	5.00	5-15-2017	135,000	139,050
				22,322,406

Consumer Finance: 3.76%
Ally Financial Incorporated ±	3.00	7-18-2016	4,560,000	4,575,882
Ally Financial Incorporated	5.50	2-15-2017	9,500,000	9,773,125
Ally Financial Incorporated	6.25	12-1-2017	1,915,000	2,020,325
General Motors Financial Company Incorporated	3.25	5-15-2018	11,880,000	11,992,515
Navient Corporation	4.63	9-25-2017	870,000	870,000
Navient Corporation	6.00	1-25-2017	12,245,000	12,496,023
Toll Brothers Finance Corporation	4.00	12-31-2018	2,650,000	2,742,750
Toll Brothers Finance Corporation	8.91	10-15-2017	7,750,000	8,660,625
				53,131,245

Insurance: 0.61%
Genworth Financial Incorporated	8.63	12-15-2016	8,350,000	8,684,000

REITs: 0.59%
Vereit Operating Partnership LP	2.00	2-6-2017	8,395,000	8,290,063

Health Care: 3.08%
Health Care Providers & Services: 2.36%
Fresenius Medical Care Holdings Incorporated	6.88	7-15-2017	12,834,000	13,796,550
HCA Incorporated	8.00	10-1-2018	6,610,000	7,419,725
Tenet Healthcare Corporation	6.25	11-1-2018	11,125,000	11,736,875
Universal Health Services Incorporated	7.13	6-30-2016	300,000	307,863
				33,261,013

Pharmaceuticals: 0.72%
Endo Finance LLC/Endo Finco Incorporated 144A	7.00	12-15-2020	9,867,000	10,224,679

Industrials: 7.44%
Building Products: 1.16%
Masco Corporation	5.85	3-15-2017	508,000	530,860

2

Wells Fargo Short-Term High Yield Bond Fund	Portfolio of investments — November 30, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Building Products (continued)
USG Corporation	9.75%	1-15-2018	$14,150,000	$15,883,375
				16,414,235

Commercial Services & Supplies: 1.09%
ADT Corporation	2.25	7-15-2017	13,255,000	13,089,313
Mobile Mini Incorporated	7.88	12-1-2020	470,000	486,450
RR Donnelley & Sons Company	7.25	5-15-2018	1,705,000	1,797,121
				15,372,884

Machinery: 2.55%
Case New Holland Industrial Incorporated	7.88	12-1-2017	16,095,000	17,219,236
Manitowoc Company Incorporated	8.50	11-1-2020	6,140,000	6,385,600
SPX Flow Incorporated	6.88	9-1-2017	11,805,000	12,483,788
				36,088,624

Trading Companies & Distributors: 2.64%
Aircastle Limited	4.63	12-15-2018	13,060,000	13,451,800
International Lease Finance Corporation	5.75	5-15-2016	2,750,000	2,791,250
United Rentals North America Incorporated	7.38	5-15-2020	19,870,000	21,062,200
				37,305,250

Information Technology: 2.29%
Communications Equipment: 0.72%
ViaSat Incorporated	6.88	6-15-2020	9,755,000	10,121,886

Electronic Equipment, Instruments & Components: 0.60%
Jabil Circuit Incorporated	7.75	7-15-2016	8,300,000	8,559,375

Internet Software & Services: 0.97%
IAC/InterActiveCorp	4.88	11-30-2018	13,400,000	13,718,250

Materials: 3.24%
Construction Materials: 0.10%
Vulcan Materials Company	7.00	6-15-2018	1,265,000	1,410,475

Containers & Packaging: 1.28%
Crown Americas LLC	6.25	2-1-2021	3,025,000	3,127,094
Greif Incorporated	6.75	2-1-2017	4,470,000	4,659,975
Owens-Illinois Incorporated	7.80	5-15-2018	9,305,000	10,328,550
				18,115,619

Metals & Mining: 1.86%
Commercial Metals Company	7.35	8-15-2018	13,150,000	13,939,000
Steel Dynamics Incorporated	6.13	8-15-2019	9,690,000	10,029,150
US Steel Corporation	7.00	2-1-2018	3,698,000	2,292,760
				26,260,910

Telecommunication Services: 2.18%
Diversified Telecommunication Services: 1.51%
CenturyLink Incorporated	6.00	4-1-2017	10,390,000	10,727,675
Frontier Communications Corporation	8.13	10-1-2018	8,540,000	8,934,975
Frontier Communications Corporation	8.25	4-15-2017	400,000	424,600
Hughes Satelite Systems Corporation	6.50	6-15-2019	1,100,000	1,188,000
				21,275,250

3

Portfolio of investments — November 30, 2015 (unaudited)	Wells Fargo Short-Term High Yield Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Wireless Telecommunication Services: 0.67%
T-Mobile USA Incorporated	6.46%	4-28-2019	$9,270,000	$9,524,925

Utilities: 1.85%
Gas Utilities: 0.65%
AmeriGas Partners LP	6.25	8-20-2019	9,085,000	9,198,563

Independent Power & Renewable Electricity Producers: 1.20%
NRG Energy Incorporated	7.63	1-15-2018	16,230,000	16,879,200

Total Corporate Bonds and Notes (Cost $776,710,749)				766,855,317

Loans: 30.18%
Consumer Discretionary: 6.05%
Auto Components: 0.50%
Allison Transmission Incorporated ±	3.50	8-23-2019	7,081,962	7,041,524

Automobiles: 1.42%
Chrysler Group LLC ±	3.50	5-24-2017	7,688,942	7,667,336
The Hertz Corporation ±	3.00	3-11-2018	10,020,369	9,876,376
The Hertz Corporation ±	3.75	3-11-2018	2,480,867	2,474,665
				20,018,377

Hotels, Restaurants & Leisure: 0.96%
Aramark Corporation ±	3.25	9-7-2019	12,503,268	12,435,500
Aramark Corporation ±	3.69	7-26-2016	111,319	110,205
Cinemark USA Incorporated ±	3.31	5-6-2022	972,500	972,500
				13,518,205

Household Durables: 0.24%
Serta Simmons Holdings LLC ±	4.25	10-1-2019	1,771,260	1,759,640
Tempur-Pedic International Incorporated ±	3.50	3-18-2020	1,678,965	1,673,189
				3,432,829

Media: 1.96%
Cequel Communications LLC ±	3.50	2-14-2019	12,998,487	12,803,510
Virgin Media Investment Holdings Limited ±	3.50	6-30-2023	15,187,695	14,944,692
				27,748,202

Specialty Retail: 0.97%
Michaels Stores Incorporated ±	3.75	1-28-2020	13,854,147	13,710,618

Consumer Staples: 1.79%
Food Products: 1.79%
NBTY Incorporated ±	3.50	10-1-2017	8,362,837	8,195,580
Pinnacle Foods Finance LLC ±	3.00	4-29-2020	10,066,631	9,959,018
Reynolds Group Holdings Incorporated ±	4.50	12-1-2018	7,118,478	7,082,886
				25,237,484

Energy: 0.43%
Oil, Gas & Consumable Fuels: 0.43%
EFS Cogen Holdings I LLC ±	3.75	12-17-2020	6,098,876	6,041,730

Financials: 1.30%
Diversified Financial Services: 0.69%
Delos Finance SARL ±	3.50	3-6-2021	9,865,000	9,817,747

4

Wells Fargo Short-Term High Yield Bond Fund	Portfolio of investments — November 30, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
REITs: 0.61%
Crown Castle Operating Company ±	3.00%	1-31-2021	$8,662,744	$8,573,172

Health Care: 4.56%
Health Care Providers & Services: 3.88%
Community Health Systems Incorporated ±	3.75	12-31-2019	2,393,232	2,339,983
Community Health Systems Incorporated ±	4.00	1-27-2021	4,403,483	4,325,806
Community Health Systems Incorporated ±	3.66	12-31-2018	10,019,472	9,829,102
HCA Incorporated ±	2.98	3-31-2017	8,820,000	8,811,180
Iasis Healthcare LLC ±	4.50	5-3-2018	15,134,588	14,898,186
Lifepoint Hospitals Incorporated ±	2.74	7-24-2017	4,793,654	4,790,682
Select Medical Corporation ±	3.08	12-20-2016	915,973	907,958
Select Medical Corporation ±	3.75	6-1-2018	8,984,238	8,849,475
				54,752,372

Pharmaceuticals: 0.68%
Valeant Pharmaceuticals International Incorporated ±	3.50	2-13-2019	10,252,867	9,650,511

Industrials: 5.72%
Aerospace & Defense: 1.99%
DigitalGlobe Incorporated ±	3.75	1-31-2020	11,239,380	10,930,297
TransDigm Incorporated ±	3.50	5-14-2022	770,681	745,311
TransDigm Incorporated ±	3.75	2-28-2020	16,877,039	16,441,105
				28,116,713

Airlines: 0.78%
Delta Air Lines Incorporated ±	3.25	8-24-2022	11,130,000	11,097,500

Commercial Services & Supplies: 2.16%
KAR Auction Services Incorporated ±	3.50	3-11-2021	10,577,159	10,511,052
Novelis Incorporated ±	4.00	6-2-2022	13,129,471	12,737,688
Sensata Technologies BV ±	3.00	10-14-2021	3,815,119	3,782,424
ServiceMaster Company ±	4.25	7-1-2021	3,489,931	3,465,641
				30,496,805

Diversified Consumer Services: 0.68%
NXP BV ±<	0.00	10-30-2020	9,655,000	9,594,656

Machinery: 0.11%
The Manitowoc Company Incorporated ±	3.25	1-3-2021	1,685,000	1,600,750

Information Technology: 3.12%
Internet Software & Services: 2.01%
Activision Blizzard Incorporated ±	3.25	10-12-2020	12,091,250	12,095,603
Zayo Group LLC ±	3.75	5-6-2021	16,438,691	16,235,838
				28,331,441

Technology Hardware, Storage & Peripherals: 1.11%
CDW LLC ±	3.25	4-29-2020	16,334,411	15,724,811

Materials: 3.23%
Chemicals: 2.14%
Huntsman International LLC ±	3.75	10-1-2021	11,036,600	10,936,608
Ineos US Finance LLC ±	3.75	12-15-2020	19,999,619	19,312,232
				30,248,840

Containers & Packaging: 1.09%
Berry Plastics Group Incorporated ±	3.50	2-8-2020	15,715,263	15,414,002

5

Portfolio of investments — November 30, 2015 (unaudited)	Wells Fargo Short-Term High Yield Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Telecommunication Services: 3.98%
Diversified Telecommunication Services: 2.97%
Intelsat Jackson Holdings SA ±	3.75%	6-30-2019	$14,548,512	$13,584,673
Level 3 Financing Incorporated ±	3.50	5-31-2022	7,610,000	7,530,095
Level 3 Financing Incorporated ±	4.00	1-15-2020	8,300,000	8,285,475
West Corporation ±	3.25	6-30-2018	12,772,955	12,565,394
				41,965,637

Wireless Telecommunication Services: 1.01%
SBA Communications Corporation ±	3.25	3-24-2021	13,563,412	13,260,134
T-Mobile USA Incorporated ±	3.50	10-30-2022	1,000,000	1,000,470
				14,260,604

Total Loans (Cost $434,298,243)				426,394,530

Municipal Obligations: 1.08%
Alabama: 0.28%
Jefferson County AL Taxable Warrants Series B (GO Revenue)	4.90	4-1-2017	2,815,000	2,847,851
Jefferson County AL Taxable Warrants Series D (GO Revenue)	4.90	4-1-2017	1,025,000	1,038,725
				3,886,576

California: 0.13%
Oakland CA Redevelopment Agency Refunding Bond Subordinated Housing Series A (Tax Revenue, Ambac Insured)	5.38	9-1-2016	1,755,000	1,804,035

Illinois: 0.35%
Chicago IL Board of Education Series G (GO Revenue) ±	4.01	3-1-2032	5,000,000	4,996,300

Texas: 0.32%
Dallas-Fort Worth TX International Airport Facilities Improvement Corporation (Industrial Development Revenue)	7.00	1-1-2016	4,485,000	4,501,146

Total Municipal Obligations (Cost $15,140,619)				15,188,057

Non-Agency Mortgage-Backed Securities: 0.00%
Salomon Brothers Mortgage Securities VII Series 1994-5 Class B2 ±(i)	2.85	4-25-2024	38,574	32,998
Total Non-Agency Mortgage-Backed Securities (Cost $38,202)				32,998

Yankee Corporate Bonds and Notes: 7.51%
Consumer Discretionary: 2.88%
Auto Components: 0.83%
Schaeffler Holding Finance BV 144A	6.25	11-15-2019	11,130,000	11,769,975

Automobiles: 0.95%
Jaguar Land Rover Automotive plc 144A	4.13	12-15-2018	13,235,000	13,450,069

Diversified Financial Services: 0.35%
AerCap Ireland Capital Limited	2.75	5-15-2017	4,955,000	4,930,225

Media: 0.75%
Numericable Group SA 144A	4.88	5-15-2019	10,620,000	10,593,450

Financials: 0.53%
Banks: 0.53%
Royal Bank of Scotland Group plc	4.70	7-3-2018	7,240,000	7,507,634

6

Wells Fargo Short-Term High Yield Bond Fund	Portfolio of investments — November 30, 2015 (unaudited)

Security name		Interest rate	Maturity date	Principal	Value
Health Care: 0.95%
Pharmaceuticals: 0.95%
Mallinckrodt International Finance SA		3.50%	4-15-2018	$14,520,000	$13,394,700

Information Technology: 1.47%
Communications Equipment: 0.64%
Nokia Corporation		5.38	5-15-2019	8,425,000	9,003,713

Electronic Equipment, Instruments & Components: 0.83%
NXP BV/NXP Funding LLC 144A		3.50	9-15-2016	11,670,000	11,699,175

Materials: 1.55%
Metals & Mining: 0.96%
ArcelorMittal SA		6.13	6-1-2018	14,000,000	13,615,000

Paper & Forest Products: 0.59%
Sappi Papier Holding GmbH 144A		6.63	4-15-2021	8,165,000	8,307,881

Telecommunication Services: 0.13%
Diversified Telecommunication Services: 0.13%
Intelsat Jackson Holdings SA		7.25	4-1-2019	2,140,000	1,868,488

Total Yankee Corporate Bonds and Notes (Cost $109,463,724)					106,140,310

		Yield		Shares
Short-Term Investments: 6.60%
Investment Companies: 6.60%
Wells Fargo Cash Investment Money Market Fund, Select Class (l)(u)##		0.17		93,175,145	93,175,145

Total Short-Term Investments (Cost $93,175,145)					93,175,145

Total investments in securities (Cost $1,428,826,682)*	99.64%				1,407,786,357
Other assets and liabilities, net	0.36				5,142,578

Total net assets	100.00%				$1,412,928,935

±	Variable rate investment. The rate shown is the rate in effect at period end.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
<	All or a portion of the position represents an unfunded loan commitment.
(i)	Illiquid security
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
##	All or a portion of this security is segregated for unfunded loans.
*	Cost for federal income tax purposes is $1,428,829,991 and unrealized gains (losses) co (losses) consists of:

Gross unrealized gains	$ 3,065,434
Gross unrealized losses	(24,109,068)

Net unrealized losses	$(21,043,634)

Abbreviations:
Ambac	Ambac Financial Group Incorporated
GO	General obligation
LLC	Limited liability company
LP	Limited partnership
plc	Public limited company

7

Wells Fargo Short-Term High Yield Bond Fund (the “Fund”)

Notes to Portfolio of investments — November 30, 2015 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair valued at net asset value when available.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Loans

The Fund may invest in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. Investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When the Fund purchases participations, it generally has no rights to enforce compliance with terms of the loan agreement with the borrower. As a result, the Fund assumes the credit risk of both the borrower and the lender that is selling the participation. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan and may enforce compliance by the borrower with the terms of the loan agreement. Loans may include fully funded term loans or unfunded loan commitments, which are contractual obligations for future funding.

As of November 30, 2015, the Fund had unfunded loan commitments of $9,669,494.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of November 30, 2015:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Corporate bonds and notes	$0	$766,855,317	$0	$766,855,317

Loans	0	424,683,575	1,710,955	426,394,530
Municipal obligations	0	15,188,057	0	15,188,057
Non-agency mortgage-backed securities	0	32,998	0	32,998
Yankee corporate bonds and notes	0	106,140,310	0	106,140,310
Short-term investments
Investment companies	93,175,145	0	0	93,175,145

Total assets	$93,175,145	$1,312,900,257	$1,710,955	$1,407,786,357

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At November 30, 2015, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Ultra Short-Term Income Fund	Portfolio of investments — November 30, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities : 11.62%
FDIC Series 2013-R1 Class A 144A	1.15%	3-25-2033	$3,117,072	$3,071,493
FHLMC ±	2.46	10-1-2038	1,972,906	2,087,891
FHLMC ±	2.49	3-1-2035	1,395,403	1,487,737
FHLMC ±	2.49	11-1-2035	5,659,706	5,994,642
FHLMC ±	2.50	4-1-2032	111,536	117,641
FHLMC ±	2.50	6-1-2032	6,264	6,594
FHLMC ±	2.56	10-1-2031	74,646	75,192
FHLMC ±	2.58	1-1-2029	72,309	72,936
FHLMC ±	2.65	7-1-2029	3,598	3,753
FHLMC	4.50	2-1-2020	1,486,680	1,539,451
FHLMC	4.50	8-1-2020	847,299	883,221
FHLMC	4.50	1-1-2022	670,359	695,012
FHLMC	5.00	12-1-2019	1,792,128	1,891,483
FHLMC	5.50	8-1-2018	377,403	391,363
FHLMC	6.00	4-1-2016	18,212	18,331
FHLMC	6.00	5-1-2017	158,608	162,003
FHLMC	6.00	1-1-2024	1,622,910	1,758,459
FHLMC	7.00	6-1-2031	404,941	462,647
FHLMC	9.00	11-1-2016	24,062	24,277
FHLMC	9.00	12-1-2016	70,648	71,941
FHLMC	9.00	8-1-2018	32,592	33,675
FHLMC	9.00	10-1-2019	36,455	39,329
FHLMC	9.50	12-1-2016	11,224	11,317
FHLMC	9.50	5-1-2020	3,115	3,141
FHLMC	9.50	9-1-2020	82,350	89,720
FHLMC	9.50	12-1-2022	119,121	126,715
FHLMC	10.00	11-17-2021	21,888	22,333
FHLMC	10.50	5-1-2020	97,309	107,387
FHLMC Series 2495 Class UJ	3.50	7-15-2032	26,668	27,112
FHLMC Series 2530 Class BH	5.00	11-15-2017	820,189	844,940
FHLMC Series 2617 Class GR	4.50	5-15-2018	298,822	307,741
FHLMC Series 2684 Class PE	5.00	1-15-2033	23,342	23,634
FHLMC Series 2690 Class TG	4.50	4-15-2032	147,590	149,482
FHLMC Series 2704 Class BH	4.50	11-15-2023	1,031,414	1,098,331
FHLMC Series 2707 Class QE	4.50	11-15-2018	646,208	670,719
FHLMC Series 2843 Class BC	5.00	8-15-2019	797,113	830,635
FHLMC Series 2849 Class B	5.00	8-15-2019	1,390,231	1,448,436
FHLMC Series 2855 Class WN	4.00	9-15-2019	299,474	309,560
FHLMC Series 2864 Class NB	5.50	7-15-2033	1,353,156	1,420,844
FHLMC Series 2881 Class AE	5.00	8-15-2034	714,996	761,999
FHLMC Series 2896 Class CB	4.50	11-15-2019	1,153,560	1,194,333
FHLMC Series 2907 Class HE	5.00	5-15-2033	205,625	205,637
FHLMC Series 2953 Class LD	5.00	12-15-2034	469,347	492,891
FHLMC Series 2963 Class BP	5.00	9-15-2034	166,363	168,216
FHLMC Series 3166 Class AC	5.00	6-15-2021	9,475,855	10,037,770
FHLMC Series 3266 Class D	5.00	1-15-2022	2,474,374	2,574,166
FHLMC Series 3501 Class AC	4.00	8-15-2023	757,687	772,181
FHLMC Series 3538 Class DE	3.50	7-15-2023	471,794	475,382
FHLMC Series 3574 Class EA	3.00	9-15-2021	339,742	346,115
FHLMC Series 3589 Class CA	4.00	10-15-2021	401,215	407,339
FHLMC Series 3609 Class LA	4.00	12-15-2024	664,043	686,563
FHLMC Series 3619 Class EB	3.50	5-15-2024	325,881	335,485
FHLMC Series 3649 Class DG	4.00	4-15-2028	1,205,838	1,214,423
FHLMC Series 3656 Class EC	3.50	5-15-2024	104,553	104,744
FHLMC Series 3660 Class HE	3.50	10-15-2023	25,362	25,367
FHLMC Series 3689 Class BD	2.00	7-15-2020	82,423	82,434
FHLMC Series 3706 Class AB	3.50	7-15-2020	1,022,764	1,037,680
FHLMC Series 3728 Class EA	3.50	9-15-2020	767,818	771,908
FHLMC Series 3728 Class EH	3.00	9-15-2020	574,428	577,293
FHLMC Series 3772 Class HC	3.00	10-15-2018	817,823	834,948
FHLMC Series 3780 Class DG	3.00	10-15-2027	638,040	644,861
FHLMC Series 3780 Class GX	3.50	9-15-2028	3,511,009	3,610,499
FHLMC Series 3784 Class DA	4.00	7-15-2025	286,959	294,877
FHLMC Series 3786 Class EY	4.50	1-15-2032	145,930	147,539
FHLMC Series 3821 Class LA	3.50	4-15-2025	676,984	690,868
FHLMC Series 3829 Class CA	4.00	8-15-2024	852,262	857,268
FHLMC Series 3834 Class EA	3.50	6-15-2029	763,969	790,228
FHLMC Series 3842 Class CJ	2.00	9-15-2018	265,769	268,469

1

Portfolio of investments — November 30, 2015 (unaudited)	Wells Fargo Ultra Short-Term Income Fund

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FHLMC Series 3878 Class JA	3.50%	1-15-2025	$409,803	$418,584
FHLMC Series 3888 Class JP	4.00	2-15-2037	109,460	110,746
FHLMC Series 3898 Class NE	4.00	7-15-2040	851,846	877,986
FHLMC Series 3952 Class MK	3.00	11-15-2021	80,206	80,184
FHLMC Series K003 Class A3	4.32	12-25-2015	374,115	373,768
FHLMC Series K003 Class AAB	4.77	5-25-2018	852,155	887,819
FHLMC Series T-42 Class A6	9.50	2-25-2042	894,471	1,100,178
FNMA ±	1.84	10-1-2031	142,698	146,815
FNMA ±	1.92	9-1-2037	867,949	906,437
FNMA ±	2.11	1-1-2023	16,738	16,809
FNMA ±	2.25	12-1-2034	1,203,852	1,267,994
FNMA ±	2.36	5-1-2032	43,126	45,635
FNMA ±	2.41	4-1-2038	3,887,850	4,108,840
FNMA ±	2.47	6-1-2032	139,911	147,173
FNMA ±	2.47	6-1-2034	1,658,342	1,732,850
FNMA ±	2.48	12-1-2040	433,964	460,610
FNMA ±	2.48	8-1-2036	4,845,518	5,133,147
FNMA ±	2.49	2-1-2033	430,085	454,205
FNMA ±	2.50	11-1-2032	1,328,515	1,405,911
FNMA ±	2.50	11-1-2031	83,181	87,168
FNMA ±	2.53	5-1-2036	1,457,266	1,546,639
FNMA ±	2.53	8-1-2045	1,349,889	1,429,056
FNMA ±	2.55	5-1-2036	1,648,416	1,746,797
FNMA ±	2.57	11-1-2034	2,100,892	2,220,465
FNMA	2.71	9-1-2017	3,537,992	3,611,698
FNMA	2.99	7-1-2016	3,878,193	3,887,862
FNMA	3.00	1-1-2021	696,739	722,009
FNMA	3.18	12-1-2017	4,311,225	4,318,334
FNMA	3.21	2-1-2016	460,323	460,137
FNMA ±	3.45	7-1-2033	63,074	64,109
FNMA ±	3.46	4-1-2033	5,237	5,452
FNMA	3.50	9-1-2018	616,081	647,664
FNMA %%	3.50	12-16-2030	17,000,000	17,866,602
FNMA	3.77	1-1-2018	1,163,314	1,161,447
FNMA	4.22	5-1-2016	2,211,799	2,210,966
FNMA	4.50	6-1-2019	189,482	197,427
FNMA	5.18	2-1-2016	1,139,927	1,139,511
FNMA	5.23	7-1-2018	748,257	775,035
FNMA	5.27	12-1-2016	931,986	957,348
FNMA	5.39	1-1-2018	1,154,044	1,194,209
FNMA	6.00	4-1-2021	890,678	933,884
FNMA	6.50	8-1-2031	664,846	761,903
FNMA	8.33	7-15-2020	28,871	31,805
FNMA	8.50	7-1-2017	82,082	84,902
FNMA	9.00	12-1-2016	61,811	63,305
FNMA	9.00	2-15-2020	105,475	120,986
FNMA	9.00	10-15-2021	48,339	54,406
FNMA	9.00	6-1-2024	76,685	83,253
FNMA	9.50	12-1-2020	68,898	74,919
FNMA	9.50	3-1-2021	2,071	2,093
FNMA	10.00	3-20-2018	17,549	17,857
FNMA	10.25	9-1-2021	57,858	62,453
FNMA	10.50	8-1-2020	4,013	4,385
FNMA	10.50	4-1-2022	28,928	29,405
FNMA Series 1988-4 Class Z	9.25	3-25-2018	23,217	24,328
FNMA Series 1988-9 Class Z	9.45	4-25-2018	14,297	14,932
FNMA Series 1989-30 Class Z	9.50	6-25-2019	76,276	82,432
FNMA Series 1989-49 Class E	9.30	8-25-2019	7,696	8,134
FNMA Series 1990-111 Class Z	8.75	9-25-2020	19,161	20,294
FNMA Series 1990-119 Class J	9.00	10-25-2020	56,717	62,814
FNMA Series 1990-124 Class Z	9.00	10-25-2020	25,933	28,776
FNMA Series 1990-21 Class Z	9.00	3-25-2020	101,157	111,631
FNMA Series 1990-27 Class Z	9.00	3-25-2020	63,611	70,854
FNMA Series 1990-30 Class D	9.75	3-25-2020	19,078	21,430
FNMA Series 1990-77 Class D	9.00	6-25-2020	33,156	36,831
FNMA Series 1991-132 Class Z	8.00	10-25-2021	118,202	132,364
FNMA Series 1992-71 Class X	8.25	5-25-2022	55,935	64,112
FNMA Series 2000-T6 Class A2	9.50	6-25-2030	522,153	621,082
FNMA Series 2001-T10 Class A3	9.50	12-25-2041	1,078,011	1,235,466

2

Wells Fargo Ultra Short-Term Income Fund	Portfolio of investments — November 30, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FNMA Series 2001-T12 Class A3	9.50%	8-25-2041	$912,881	$1,056,645
FNMA Series 2002-94 Class BK	5.50	1-25-2018	544,414	554,826
FNMA Series 2002-T1 Class A4	9.50	11-25-2031	1,159,280	1,401,843
FNMA Series 2002-W4 Class A6 ±	3.42	5-25-2042	1,088,884	1,141,116
FNMA Series 2003-125 Class AY	4.00	12-25-2018	1,473,042	1,517,646
FNMA Series 2003-129 Class AP	4.00	1-25-2019	278,075	281,667
FNMA Series 2003-15 Class CN	5.00	3-25-2018	246,770	254,855
FNMA Series 2003-35 Class BC	5.00	5-25-2018	467,071	481,749
FNMA Series 2003-35 Class ME	5.00	5-25-2018	250,145	259,122
FNMA Series 2003-92 Class PE	4.50	9-25-2018	661,798	684,835
FNMA Series 2003-W11 Class A1 ±	3.58	6-25-2033	42,653	44,678
FNMA Series 2003-W3 Class 1A4 ±	3.44	8-25-2042	50,314	53,094
FNMA Series 2004-10 Class FA ±	0.57	2-25-2034	1,423,348	1,427,899
FNMA Series 2004-17 Class HJ	4.75	4-25-2019	1,676,251	1,758,048
FNMA Series 2004-32 Class AY	4.00	5-25-2019	112,343	115,750
FNMA Series 2004-92 Class QY	4.50	8-25-2034	655,911	679,581
FNMA Series 2006-M3 Class B	5.10	8-25-2016	675,077	682,170
FNMA Series 2007-2 Class FA ±	0.42	2-25-2037	8,950	8,951
FNMA Series 2007-36 Class AB	5.00	11-25-2021	442,330	447,115
FNMA Series 2007-W2 Class 1A1 ±	0.54	3-25-2037	993,414	994,103
FNMA Series 2008-36 Class AB	4.50	10-25-2022	103,054	103,253
FNMA Series 2008-76 Class GF ±	0.87	9-25-2023	615,096	618,476
FNMA Series 2008-81 Class LK	5.00	9-25-2023	349,069	362,621
FNMA Series 2009-76 Class HA	4.00	1-25-2019	290,319	295,316
FNMA Series 2010-153 Class AB	2.00	11-25-2018	947,690	957,067
FNMA Series 2010-153 Class BG	2.50	11-25-2018	927,250	939,246
FNMA Series 2010-25 Class ND	3.50	3-25-2025	392,329	403,859
FNMA Series 2010-39 Class PD	3.00	6-25-2038	287,156	290,303
FNMA Series 2010-39 Class VY	4.50	3-25-2025	2,570,000	2,613,992
FNMA Series 2010-57 Class DQ	3.00	6-25-2025	700,140	720,762
FNMA Series 2010-9 Class MB	5.00	5-25-2032	628,041	634,412
FNMA Series 2011-115 Class DP	3.50	4-25-2034	44,210	44,202
FNMA Series 2011-122 Class A	3.00	12-25-2025	470,140	482,198
FNMA Series 2011-129 Class LG	3.00	3-25-2037	708,998	724,655
FNMA Series 2011-33 Class GA	3.50	10-25-2028	1,234,754	1,262,844
FNMA Series 2011-35 Class PA	4.00	2-25-2039	846,164	862,825
FNMA Series 2011-39 Class DA	3.50	7-25-2024	379,940	383,669
FNMA Series 2011-40 Class CA	3.50	12-25-2028	3,340,512	3,422,556
FNMA Series 2011-42 Class A	3.00	2-25-2024	4,712,837	4,841,780
FNMA Series 2011-56 Class AC	2.00	7-25-2018	234,414	236,285
FNMA Series 2011-61 Class VA	5.00	4-25-2040	1,162,923	1,169,703
FNMA Series 2011-99 Class AB	4.00	12-25-2038	278,377	283,795
FNMA Series 2012-94 Class E	3.00	6-25-2022	147,944	151,742
FNMA Series 2013-M12 Class A	1.53	10-25-2017	1,343,828	1,349,480
FNMA Series 2014-M3 Class ASQ2	0.56	3-25-2016	397,770	397,610
FNMA Series G-22 Class ZT	8.00	12-25-2016	63,186	64,366
GNMA	7.00	6-15-2033	575,642	700,128
GNMA	9.00	11-15-2017	20,626	21,275
GNMA	9.50	11-15-2017	7,120	7,154
GNMA	10.00	10-20-2017	14,288	14,358
GNMA Series 2004-11 Class QE	5.00	12-16-2032	431,247	437,489
GNMA Series 2008-36 Class GA	4.25	10-16-2022	1,569,151	1,586,706
GNMA Series 2009-122 Class AC	4.00	3-16-2023	548,427	562,584
GNMA Series 2009-35 Class PA	5.00	11-16-2032	165,435	166,830
GNMA Series 2009-74 Class BP	3.50	1-20-2037	195,342	196,737
GNMA Series 2009-93 Class UW	5.00	10-20-2020	1,028,643	1,035,470
GNMA Series 2010-133 Class QK	3.50	9-16-2034	438,021	442,316
GNMA Series 2010-167 Class KW	5.00	9-20-2036	11,905	11,942
GNMA Series 2010-27 Class AK	4.00	2-16-2023	1,213,250	1,240,635
GNMA Series 2010-43 Class JA	3.00	9-20-2037	441,747	447,494
GNMA Series 2010-69 Class DQ	2.75	4-20-2040	161,964	163,800
GNMA Series 2010-7 Class CK	3.50	1-16-2034	135,731	136,007
GNMA Series 2011-29 Class AG	3.00	8-16-2037	148,768	150,177
Total Agency Securities (Cost $173,977,692)				174,363,075

3

Portfolio of investments — November 30, 2015 (unaudited)	Wells Fargo Ultra Short-Term Income Fund

Security name	Interest rate	Maturity date	Principal	Value
Asset-Backed Securities : 15.89%
Ally Auto Receivables Trust Series 2015-1 Class A2	0.92%	2-15-2018	$10,000,000	$9,990,063
Ally Auto Receivables Trust Series 2015-1 Class A3	1.21	12-20-2017	5,410,000	5,402,540
Ally Auto Receivables Trust Series 2015-2 Class A2A	0.98	3-15-2018	12,700,000	12,698,552
BMW Vehicle Lease Trust Series 2015-2 Class A2A	1.07	1-22-2018	12,300,000	12,284,776
CarMax Auto Owner Trust Series 2015-3 Class A2A	1.10	11-15-2018	7,500,000	7,490,573
Citibank Credit Card Issuance Trust Series 2006-A3 Class A3	5.30	3-15-2018	10,423,000	10,558,678
Citibank Credit Card Issuance Trust Series 2013-A6 Class A6	1.32	9-7-2018	10,800,000	10,832,994
Dell Equipment Finance Trust Series 2014-1 Class A2 144A	0.64	7-22-2016	776,765	776,414
Delta Air Lines Incorporated 2009-1 Series B Pass-Through Trust	9.75	6-17-2018	7,561,648	8,053,155
Ford Credit Auto Lease Trust Series 2014-B Class A2A	0.51	3-15-2017	4,730,170	4,727,333
Ford Credit Auto Lease Trust Series 2015-B Class A2A	1.04	5-15-2018	11,314,000	11,296,099
GE Equipment Transportation LLC Series 2015-1 Class A2	0.89	11-24-2017	3,852,541	3,854,363
GM Financial Automobile Leasing Trust Series 2015-2 Class A2A	1.18	4-20-2018	11,500,000	11,504,379
Honda Auto Receivables Owner Trust Series 2013-2 Class A3	0.53	2-16-2017	958,698	958,338
Honda Auto Receivables Owner Trust Series 2013-3 Class A3	0.77	5-15-2017	625,889	626,094
Honda Auto Receivables Owner Trust Series 2013-4 Class A3	0.69	9-18-2017	6,282,785	6,280,208
Honda Auto Receivables Owner Trust Series 2014-3 Class A2	0.48	12-15-2016	2,252,294	2,251,615
Honda Auto Receivables Owner Trust Series 2015-3 Class A2	0.92	11-20-2017	8,720,000	8,722,576
Hyundai Auto Lease Securitization Trust Series 2014-B Class A2 144A	0.61	2-15-2017	3,902,452	3,899,782
Hyundai Auto Lease Securitization Trust Series 2015-B Class A2A 144A	0.95	12-15-2017	9,400,000	9,403,693
Hyundai Auto Receivables Trust Series 2013-B Class A3	0.71	9-15-2017	3,538,649	3,538,221
Hyundai Auto Receivables Trust Series 2015-C Class A2A	0.99	11-15-2018	5,500,000	5,498,075
Leaf II Receivables Funding LLC Series 2015-1 Class A2 144A	1.13	3-15-2017	3,600,000	3,592,329
Mercedes-Benz Auto Receivables Series 2015-1 Class A2A	0.82	6-15-2018	16,400,000	16,377,744
Nissan Auto Lease Trust Series 2014-A Class A4	1.04	10-15-2019	1,593,000	1,590,954
Nissan Auto Lease Trust Series 2014-B Class A2A	0.73	4-17-2017	10,298,773	10,291,082
Nissan Auto Lease Trust Series 2015-B Class A2A	1.18	12-15-2017	11,600,000	11,595,802
Porsche Innovative Lease Owner Trust Series 2015-1 Class A2 144A	0.79	11-21-2017	8,960,279	8,948,935
SLM Student Loan Trust Series 2006-2 Class A5 ±	0.43	7-25-2025	2,185,543	2,146,740
Susquehanna Auto Receivables Trust Series 2014-1A Class A2 144A	0.58	10-17-2016	47,012	47,005
United Airlines Incorporated 2009-2A Series A-2 Pass-Through Trust	9.75	7-15-2018	1,873,256	1,985,651
Volkswagen Auto Lease Trust Series 2014-A Class A3	0.80	4-20-2017	4,130,093	4,123,833
Volkswagen Auto Lease Trust Series 2015-A Class A2A	0.87	6-20-2017	7,661,426	7,652,639
Volvo Financial Equipment LLC Series 2014-1A Class A2 144A	0.54	11-15-2016	503,455	503,329
Volvo Financial Equipment LLC Series 2015-1A Class A2 144A	0.95	11-15-2017	7,500,000	7,498,356
World Omni Automobile Lease Series 2015-A Class A2A	1.06	5-15-2018	11,400,000	11,373,598
Total Asset-Backed Securities (Cost $238,934,948)				238,376,518

Corporate Bonds and Notes : 38.59%
Consumer Discretionary : 2.65%
Automobiles : 0.47%
Hyundai Capital America 144A	2.40	10-30-2018	7,000,000	6,985,048

Media : 2.18%
21st Century Fox America Incorporated	8.00	10-17-2016	827,000	876,719
DIRECTV Holdings LLC	2.40	3-15-2017	14,563,000	14,735,936
Omnicom Group Incorporated	5.90	4-15-2016	7,000,000	7,127,610
Thomson Reuters Corporation	1.65	9-29-2017	10,000,000	9,981,790
				32,722,055

Consumer Staples : 2.78%
Beverages : 0.60%
Constellation Brands Incorporated	7.25	9-1-2016	8,600,000	8,922,500

Food Products : 1.17%
H.J. Heinz Company 144A	1.60	6-30-2017	7,000,000	7,006,923
Kraft Heinz Foods Company 144A	2.00	7-2-2018	3,000,000	3,001,974
Tyson Foods Incorporated	6.60	4-1-2016	7,446,000	7,582,277
				17,591,174

4

Wells Fargo Ultra Short-Term Income Fund	Portfolio of investments — November 30, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Tobacco : 1.01%
Reynolds American Incorporated	2.30%	6-12-2018	$5,000,000	$5,063,715
Reynolds American Incorporated 144A	3.50	8-4-2016	10,000,000	10,154,470
				15,218,185

Energy : 5.09%
Energy Equipment & Services : 0.35%
Texas Eastern Transmission LP 144A	6.00	9-15-2017	5,000,000	5,329,265

Oil, Gas & Consumable Fuels : 4.74%
Anadarko Petroleum Corporation	6.38	9-15-2017	9,700,000	10,379,679
Boardwalk Pipelines LLC	5.88	11-15-2016	9,000,000	9,153,891
DCP Midstream Operating Company	2.50	12-1-2017	7,628,000	7,084,505
Energy Transfer Partners LP	2.50	6-15-2018	5,000,000	4,876,050
Kinder Morgan Incorporated	7.00	6-15-2017	4,574,000	4,768,395
Marathon Petroleum Corporation	3.50	3-1-2016	9,029,000	9,085,296
Nabors Industries Incorporated	2.35	9-15-2016	10,000,000	9,976,610
ONEOK Partners LP	3.25	2-1-2016	10,000,000	10,011,220
Southwestern Energy Company	3.30	1-23-2018	2,000,000	1,831,362
Williams Partners LP	7.25	2-1-2017	3,700,000	3,872,975
				71,039,983

Financials : 13.58%
Banks : 3.18%
Associated Banc Corporation	5.13	3-28-2016	3,500,000	3,533,495
Bank of America Corporation	1.70	8-25-2017	4,000,000	4,001,544
Bank of America Corporation	6.05	5-16-2016	8,000,000	8,176,920
Discover Bank	2.60	11-13-2018	5,000,000	5,018,255
Huntington National Bank	2.20	11-6-2018	5,000,000	5,001,010
PNC Bank	1.80	11-5-2018	5,000,000	4,996,365
Santander Bank	8.75	5-30-2018	7,700,000	8,758,234
UBS AG	5.88	7-15-2016	8,000,000	8,232,064
				47,717,887

Capital Markets : 2.60%
Bear Stearns Companies LLC	5.55	1-22-2017	10,785,000	11,263,326
Goldman Sachs Group Incorporated	5.63	1-15-2017	6,261,000	6,537,116
Goldman Sachs Group Incorporated	6.15	4-1-2018	5,085,000	5,576,679
Morgan Stanley	1.75	2-25-2016	5,500,000	5,513,371
Morgan Stanley	1.88	1-5-2018	6,060,000	6,083,931
Morgan Stanley	2.20	12-7-2018	4,000,000	4,027,788
				39,002,211

Consumer Finance : 4.33%
Ally Financial Incorporated	3.25	11-5-2018	7,665,000	7,653,043
American Express	1.80	7-31-2018	8,000,000	7,989,368
Daimler Finance North America LLC 144A	1.60	8-3-2017	5,000,000	4,975,840
Discover Financial Services Company	6.45	6-12-2017	570,000	606,901
ERAC USA Finance LLC 144A	1.40	4-15-2016	1,024,000	1,024,856
ERAC USA Finance LLC 144A	2.75	3-15-2017	750,000	760,625
Ford Motor Credit Company LLC	2.24	6-15-2018	3,000,000	2,982,741
Ford Motor Credit Company LLC	6.63	8-15-2017	5,180,000	5,541,388
General Motors Financial Company	2.40	4-10-2018	10,000,000	9,956,820
Harley-Davidson Financial Services Incorporated 144A	2.70	3-15-2017	6,000,000	6,092,118
Harley-Davidson Financial Services Incorporated 144A	3.88	3-15-2016	1,500,000	1,512,771
HSBC Finance Corporation	5.50	1-19-2016	2,665,000	2,681,355
Hyundai Capital America Company 144A	3.75	4-6-2016	3,831,000	3,862,483
Toll Brothers Finance Corporation	8.91	10-15-2017	8,405,000	9,392,588
				65,032,897

5

Portfolio of investments — November 30, 2015 (unaudited)	Wells Fargo Ultra Short-Term Income Fund

Security name	Interest rate	Maturity date	Principal	Value
Diversified Financial Services : 1.11%
McGraw Hill Financial Incorporated 144A	2.50%	8-15-2018	$1,450,000	$1,459,922
McGraw Hill Financial Incorporated	5.90	11-15-2017	8,692,000	9,243,194
Toll Road Investors Partnership II LP 144A¤	0.00	2-15-2016	6,000,000	5,952,978
				16,656,094

Insurance : 1.96%
AIG Global Funding 144A	1.65	12-15-2017	4,000,000	4,006,644
Platinum Underwriters Finance Incorporated Series B	7.50	6-1-2017	8,075,000	8,621,314
Reliance Standard Life Insurance 144A	2.15	10-15-2018	7,610,000	7,586,546
Symetra Financial Corporation 144A	6.13	4-1-2016	9,100,000	9,224,215
				29,438,719

REITs : 0.40%
ARC Properties Operating Partnership LP	2.00	2-6-2017	2,915,000	2,878,563
Health Care REIT Incorporated	6.20	6-1-2016	3,000,000	3,071,643
				5,950,206

Health Care : 2.99%
Biotechnology : 1.37%
Biogen Idec Incorporated	6.88	3-1-2018	8,975,000	9,942,990
Celgene Corporation	2.13	8-15-2018	7,500,000	7,527,615
Gilead Sciences Incorporated	1.85	9-4-2018	3,000,000	3,025,917
				20,496,522

Health Care Providers & Services : 1.29%
Providence Health & Services Company ±	1.13	10-1-2016	12,000,000	12,034,068
UnitedHealth Group Incorporated	1.45	7-17-2017	3,625,000	3,636,636
UnitedHealth Group Incorporated	1.90	7-16-2018	3,625,000	3,654,558
				19,325,262

Life Sciences Tools & Services : 0.33%
Thermo Fisher Scientific Incorporated	1.30	2-1-2017	5,000,000	4,989,635

Industrials : 1.38%
Aerospace & Defense : 0.61%
L-3 Communications Corporation	3.95	11-15-2016	9,000,000	9,155,070

Commercial Services & Supplies : 0.18%
Penske Truck Leasing Company LP 144A	2.50	3-15-2016	2,720,000	2,730,690

Machinery : 0.59%
CNH Capital LLC	3.25	2-1-2017	5,240,000	5,194,150
Stanley Black & Decker Incorporated	2.45	11-17-2018	3,615,000	3,629,847
				8,823,997

Information Technology : 2.62%
Communications Equipment : 0.54%
Cisco Systems Incorporated	1.65	6-15-2018	8,000,000	8,052,568

IT Services : 0.69%
Fidelity National Information Services Incorporated	1.45	6-5-2017	3,000,000	2,975,172
Fidelity National Information Services Incorporated	2.85	10-15-2018	4,330,000	4,370,321
Xerox Corporation	6.40	3-15-2016	2,950,000	2,991,725
				10,337,218

Semiconductors & Semiconductor Equipment : 0.91%
Broadcom Corporation	2.70	11-1-2018	3,615,000	3,657,014

6

Wells Fargo Ultra Short-Term Income Fund	Portfolio of investments — November 30, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Semiconductors & Semiconductor Equipment (continued)
KLA-Tencor Corporation	2.38%	11-1-2017	$10,000,000	$10,016,850
				13,673,864

Technology Hardware, Storage & Peripherals : 0.48%
HP Enterprise Company 144A	2.45	10-5-2017	7,215,000	7,231,623

Materials : 1.49%
Chemicals : 0.65%
Eastman Chemical Company	3.00	12-15-2015	9,760,000	9,766,900

Construction Materials : 0.64%
Martin Marietta Material ±	1.43	6-30-2017	9,690,000	9,619,999

Metals & Mining : 0.20%
Glencore Funding LLC 144A	1.70	5-27-2016	3,000,000	2,925,000

Telecommunication Services : 2.17%
Diversified Telecommunication Services : 2.17%
CenturyLink Incorporated	5.15	6-15-2017	1,500,000	1,545,000
CenturyLink Incorporated	6.00	4-1-2017	1,000,000	1,032,500
Clearwire Communications LLC 144A	14.75	12-1-2016	7,290,000	8,119,238
Crown Castle Towers LLC 144A	5.50	1-15-2037	7,305,000	7,475,716
Verizon Communications Incorporated	1.35	6-9-2017	14,450,000	14,458,381
				32,630,835

Utilities : 3.84%
Electric Utilities : 2.08%
Dayton Power & Light Company	1.88	9-15-2016	9,000,000	9,027,540
Eversource Energy	1.60	1-15-2018	5,000,000	4,954,055
Exelon Corporation	1.55	6-9-2017	10,000,000	9,971,870
NextEra Energy Capital Holdings Incorporated	2.06	9-1-2017	7,275,000	7,295,930
				31,249,395

Gas Utilities : 0.84%
CenterPoint Energy Resource Corporation	6.15	5-1-2016	3,000,000	3,061,431
Questar Corporation	2.75	2-1-2016	9,500,000	9,526,942
				12,588,373

Multi-Utilities : 0.92%
CenterPoint Energy Incorporated	6.50	5-1-2018	5,229,000	5,761,605
WEC Energy Group Incorporated	1.65	6-15-2018	8,000,000	7,975,464
				13,737,069

Total Corporate Bonds and Notes (Cost $581,264,862)				578,940,244

Municipal Obligations : 4.15%
California : 0.57%
California Public Works Board Lease Series E (Miscellaneous Revenue)	3.68	12-1-2015	5,000,000	5,000,350
Los Angeles CA Municipal Improvement Refunding Convention Center Series A (Miscellaneous Revenue)	2.34	11-1-2018	3,620,000	3,608,416
				8,608,766

Connecticut : 0.40%
Connecticut Series A (GO Revenue)	5.46	3-1-2019	5,675,000	5,978,045

7

Portfolio of investments — November 30, 2015 (unaudited)	Wells Fargo Ultra Short-Term Income Fund

Security name	Interest rate	Maturity date	Principal	Value
Florida : 0.13%
Village Center Florida Community Development District (Miscellaneous Revenue) 144A	1.60%	11-1-2016	$2,000,000	$1,994,700

Illinois : 0.47%
Illinois Finance Authority (GO Revenue)	5.37	3-1-2017	6,780,000	6,999,943

New Jersey : 1.51%
Atlantic City NJ (GO Revenue, AGM Insured)	3.30	12-15-2016	1,600,000	1,617,296
New Jersey EDA School Facilities Series QQ (Education Revenue)	1.80	6-15-2017	10,000,000	9,956,600
New Jersey EDA Series B (Miscellaneous Revenue, AGM Insured) ¤	0.00	2-15-2018	10,000,000	9,423,900
New Jersey Turnpike Authority Series B (Transportation Revenue, Ambac Insured)	4.25	1-1-2016	1,725,000	1,730,244
				22,728,040

South Carolina : 0.17%
South Carolina Jobs EDA Waste Management South Carolina Incorporated Project (Resource Recovery Revenue)	1.88	11-1-2016	2,500,000	2,524,400

Texas : 0.90%
Port Arthur TX Navigation District Motiva Enterprises LLC Series B (Resource Recovery Revenue) ø	0.18	12-1-2039	12,000,000	12,000,000
Port Arthur TX Navigation District Motiva Enterprises Project (Industrial Development Revenue) ø	0.18	11-1-2040	1,500,000	1,500,000
				13,500,000

Total Municipal Obligations (Cost $62,492,349)				62,333,894

Non-Agency Mortgage-Backed Securities : 11.13%
Bank of America Commercial Mortgage Trust Series 2006-6 Class A4	5.36	10-10-2045	3,500,000	3,553,728
Bank of America Commercial Mortgage Trust Series 2007-3 Class A1A ±	5.73	6-10-2049	890,351	930,421
Bank of America Mortgage Securities Series 2002-K Class 3A1 ±	2.63	10-20-2032	2,170	2,181
Bear Stearns Commercial Mortgage Securities Incorporated Series 2007-PWR15 Class A4	5.33	2-11-2044	2,240,452	2,313,070
CCG Receivables Trust Series 2015-1 Class A2 144A	1.46	11-14-2018	5,000,000	4,997,777
CFCRE Commercial Mortgage Trust Series 2015-RUM Class A 144A±	1.90	7-15-2030	3,000,000	3,004,488
CNH Equipment Trust Series 2014-A Class A2	0.49	6-15-2017	287,749	287,729
CNH Equipment Trust Series 2015-C Class A2A	1.10	12-17-2018	11,600,000	11,600,864
Collateralized Mortgage Obligation Trust Series 66 Class Z	8.00	9-20-2021	50,247	54,285
Commercial Mortgage Trust Series 2014-BBG Class A 144A±	1.00	3-15-2029	5,400,000	5,360,923
Countrywide Home Loans Mortgage Pass-Through Trust Series 2001-HYB1 Class 1A1 ±	2.21	6-19-2031	563,576	536,870
Countrywide Home Loans Mortgage Pass-Through Trust Series 2001-HYB1 Class 2A1 ±	2.18	6-19-2031	114,583	103,640
Credit Suisse First Boston Mortgage Securities Corporation Series 2006-C4 Class A3	5.47	9-15-2039	5,145,270	5,227,354
Credit Suisse Mortgage Capital Certificates Series 2006-C5 Class A3	5.31	12-15-2039	8,491,800	8,629,493
DLJ Mortgage Acceptance Corporation Series 1990-2 Class A ±(i)	3.42	1-25-2022	62,988	60,181
DLJ Mortgage Acceptance Corporation Series 1991-3 Class A1 ±(i)	2.04	1-25-2021	14,858	14,947
EquiFirst Mortgage Loan Trust Series 2003-2 Class 3A3 ±	1.32	9-25-2033	608,586	582,597
Equity Mortgage Trust Series 2014-INNS Class A 144A±	1.04	5-8-2031	8,414,680	8,314,639
FedEx Corporation 1998 Pass-Through Certificates	7.02	1-15-2016	1,699,742	1,716,740
GE Commercial Mortgage Corporation Series 2007-C1 Class A4	5.54	12-10-2049	3,566,000	3,683,199
GE Equipment Transportation LLC Series 2014-1 Class A2	0.55	12-23-2016	1,903,139	1,902,573
Greenwich Capital Commercial Funding Corporation Series 2007-GG9 Class A4	5.44	3-10-2039	5,861,029	6,042,335
GS Mortgage Securities Trust Series 2014-GSFL Class A 144A±	1.20	7-15-2031	8,199,470	8,180,151
GSMPS Mortgage Loan Trust Series 1998-1 Class A 144A±	8.00	9-19-2027	63,405	64,565
Housing Securities Incorporated Series 1992-8 Class E ±	3.63	6-25-2024	98,485	98,124
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2006-CB17 Class A4	5.43	12-12-2043	943,370	962,868
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2006-LDP7 Class A4 ±	6.10	4-15-2045	1,664,840	1,674,615
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2006-LDP9 Class A3	5.34	5-15-2047	2,894,359	2,959,989

8

Wells Fargo Ultra Short-Term Income Fund	Portfolio of investments — November 30, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Non-Agency Mortgage-Backed Securities (continued)
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2007-CB18 Class A4	5.44%	6-12-2047	$900,344	$926,525
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2007-LD12 Class A4 ±	5.88	2-15-2051	635,000	661,575
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2014-INN Class A 144A±	1.12	6-15-2029	15,000,000	14,906,135
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2014-PHH Class A 144A±	1.40	8-15-2027	10,000,000	10,024,155
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2015-CSMO Class A 144A±	1.45	1-15-2032	8,700,000	8,653,259
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2015-FL7 Class A 144A±	1.45	5-15-2028	8,971,847	8,885,148
JPMorgan Chase Commercial Mortgage Securities Trust Series 2006-LDP6 Class A4 ±	5.48	4-15-2043	546,774	548,105
Lehman Brothers UBS Commercial Mortgage Trust Series 2007-C2 Class A3	5.43	2-15-2040	2,893,067	2,989,042
Lehman Brothers UBS Commercial Mortgage Trust Series 2007-C6 Class A4 ±	5.86	7-15-2040	6,794,803	7,019,348
Macquarie Equipment Funding Trust Series 2014-A Class A2 144A	0.80	11-21-2016	5,355,123	5,356,106
Master Mortgages Trust Series 2002-3 Class 4A1 ±	2.63	10-25-2032	14,241	14,196
Morgan Stanley Capital I Series 2006-HQ8 Class A4 ±	5.61	3-12-2044	51,344	51,285
Morgan Stanley Capital I Series 2007-IQ Class A4	5.81	12-12-2049	6,637,807	6,985,776
Morgan Stanley Mortgage Trust Series 35 Class 2 ±(i)(w)	15,263.38	4-20-2021	3	189
National Credit Union Administration Guaranteed Notes Program Series 2010-C1 Class A2	2.90	10-29-2020	2,458,447	2,468,766
National Credit Union Administration Guaranteed Notes Program Series 2010-C1 Class APT	2.65	10-29-2020	3,096,104	3,104,035
National Credit Union Administration Guaranteed Notes Program Series 2010-R1 Class 2A	1.84	10-7-2020	73,230	73,256
Prudential Home Mortgage Securities Series 1988-1 Class A ±	2.48	4-25-2018	8,188	8,243
Resecuritization Mortgage Trust Series 1998-B Class A 144A±	0.48	4-26-2021	8,099	7,756
Salomon Brothers Mortgage Securities VII Series 1990-2 Class A ±	2.51	11-25-2020	315,010	319,237
SCG Trust Series 2013-SRP1 Class A 144A±	1.60	11-15-2026	7,500,000	7,468,358
Structured Asset Mortgage Investments Incorporated Series 2001-4 Class A2 ±	9.27	10-25-2024	64,770	66,657
Structured Asset Securities Corporation Series 1998-2 Class A ±	0.74	2-25-2028	360,097	354,988
UBS Barclays Commercial Mortgage Trust Series 2012-C2 Class A1	1.01	5-10-2063	2,367,132	2,363,155
Wilshire Funding Corporation Series 1996-3 Class M2 ±	7.15	8-25-2032	135,870	133,088
Wilshire Funding Corporation Series 1996-3 Class M3 ±	7.15	8-25-2032	126,374	121,725
Wilshire Funding Corporation Series 1998-2 Class M1 ±	2.00	12-28-2037	554,254	542,399
Total Non-Agency Mortgage-Backed Securities (Cost $167,792,651)				166,912,853

Yankee Corporate Bonds and Notes : 13.41%
Consumer Discretionary : 0.61%
Diversified Financial Services : 0.61%
AerCap Ireland Capital Limited	2.75	5-15-2017	9,130,000	9,084,350

Consumer Staples : 1.55%
Food & Staples Retailing : 0.67%
Tesco plc 144A	2.70	1-5-2017	10,100,000	10,120,927

Tobacco : 0.88%
British American Tobacco International Finance plc 144A	1.85	6-15-2018	5,700,000	5,710,203
Imperial Tobacco Finance plc 144A	2.05	7-20-2018	7,500,000	7,485,998
				13,196,201

Energy : 1.49%
Energy Equipment & Services : 0.19%
Noble Holding International Limited	2.50	3-15-2017	3,000,000	2,847,873

9

Portfolio of investments — November 30, 2015 (unaudited)	Wells Fargo Ultra Short-Term Income Fund

Security name	Interest rate	Maturity date	Principal	Value
Oil, Gas & Consumable Fuels : 1.30%
Petrobras Global Finance Company	3.25%	3-17-2017	$5,435,000	$5,081,725
TransCanada PipeLines Limited	1.63	11-9-2017	5,790,000	5,777,250
Transocean Incorporated	5.55	12-15-2016	8,765,000	8,721,175
				19,580,150

Financials : 7.72%
Banks : 5.06%
ABN AMRO Bank NV 144A	1.38	1-22-2016	9,815,000	9,815,245
Banque Federative du Credit Mutuel SA 144A	1.70	1-20-2017	8,150,000	8,157,661
BPCE SA	1.61	7-25-2017	10,000,000	9,977,720
Corporacion Andina de Fomento	3.75	1-15-2016	2,360,000	2,367,340
Experian Finance plc 144A	2.38	6-15-2017	11,500,000	11,509,430
ING Bank NV 144A	1.38	3-7-2016	8,000,000	8,015,152
Lloyds Bank plc	2.00	8-17-2018	8,000,000	8,017,176
Pentair Finance SA Company	2.90	9-15-2018	5,070,000	5,061,787
Shinhan Bank 144A±	0.97	4-8-2017	5,000,000	4,995,800
Sumitomo Mitsui Banking Corporation	1.35	7-11-2017	5,000,000	4,973,175
The Bank of Tokyo-Mitsubishi UFJ Limited 144A	2.15	9-14-2018	3,000,000	2,999,349
				75,889,835

Diversified Financial Services : 1.01%
Credit Suisse New York	6.00	2-15-2018	7,500,000	8,102,873
Shell International Finance BV	1.25	11-10-2017	7,000,000	6,987,694
				15,090,567

Insurance : 0.64%
Allied World Assurance Company	7.50	8-1-2016	9,252,000	9,620,942

Real Estate Management & Development : 0.67%
Brookfield Asset Management Incorporated	5.80	4-25-2017	5,775,000	6,080,515
Korea Land & Housing Corporation 144A	1.88	8-2-2017	4,000,000	3,999,068
				10,079,583

Thrifts & Mortgage Finance : 0.34%
Korea Development Bank	3.25	9-20-2016	5,000,000	5,074,755

Health Care : 0.90%
Pharmaceuticals : 0.90%
Actavis Funding SCS	2.35	3-12-2018	3,000,000	3,027,240
Perrigo Company plc	1.30	11-8-2016	10,550,000	10,481,320
				13,508,560

Industrials : 0.14%
Electrical Equipment : 0.14%
Siemens Financieringsmaatschappij NV	5.63	3-16-2016	2,000,000	2,026,266

Information Technology : 0.22%
Semiconductors & Semiconductor Equipment : 0.22%
TSMC Global Limited 144A	0.95	4-3-2016	3,385,000	3,376,196

Telecommunication Services : 0.78%
Diversified Telecommunication Services : 0.51%
Telefonica Emisiones SAU	6.42	6-20-2016	7,500,000	7,706,595

Wireless Telecommunication Services : 0.27%
America Movil SAB de CV ±	1.34	9-12-2016	4,000,000	3,999,840

10

Wells Fargo Ultra Short-Term Income Fund	Portfolio of investments — November 30, 2015 (unaudited)

Security name		Yield		Shares	Value
Total Yankee Corporate Bonds and Notes (Cost $202,113,907)					201,202,640

Short-Term Investments : 5.59%
Investment Companies : 5.46%
Wells Fargo Cash Investment Money Market Fund, Select Class (l)(u)##		0.17%		81,881,178	$81,881,178

			Maturity date	Principal
U.S. Treasury Securities : 0.13%
U.S. Treasury Bill (z)#		0.05	12-17-2015	$1,950,000	1,949,953

Total Short-Term Investments (Cost $83,831,129)					83,831,131

Total investments in securities (Cost $1,510,407,538)*	100.38%				1,505,960,355
Other assets and liabilities, net	(0.38)				(5,746,369)

Total net assets	100.00%				$1,500,213,986

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
±	Variable rate investment. The rate shown is the rate in effect at period end.
%%	The security is issued on a when-issued basis.
¤	The security is issued in zero coupon form with no periodic interest payments.
ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.
(i)	Illiquid security
(w)	The security is a structured note which generates income based on a coupon formula (-1,500 * 1 month LIBOR + 15,573.5%) and the prepayment behavior of the underlying collateral. The coupon is subject to a mandatory cap of 15,573.5% and a mandatory floor of 11%.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
##	All or a portion of this security is segregated for when-issued securities.
(z)	Zero coupon security. The rate represents the current yield to maturity.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
*	Cost for federal income tax purposes is $1,510,407,538 and unrealized gains (losses) consists of:

Gross unrealized gains	$3,844,564
Gross unrealized losses	(8,291,747)

Net unrealized losses	$(4,447,183)

Abbreviations:
AGM	Assured Guaranty Municipal
Ambac	Ambac Financial Group Incorporated
EDA	Economic Development Authority
FDIC	Federal Deposit Insurance Corporation
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General obligation
LIBOR	London Interbank Offered Rate
LLC	Limited liability company
LP	Limited partnership
plc	Public limited company
REIT	Real estate investment trust

11

Wells Fargo Ultra Short-Term Income Fund (the “Fund”)

Notes to Portfolio of investments — November 30, 2015 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Futures contracts

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Fluctuations in the value of the contracts are recorded as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of November 30, 2015:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Agency securities	$0	$174,363,075	$0	$174,363,075
Asset-backed securities	0	238,376,518	0	238,376,518
Corporate bonds and notes	0	578,940,244	0	578,940,244
Municipal obligations	0	62,333,894	0	62,333,894
Non-agency mortgage-backed securities	0	166,912,853	0	166,912,853
Yankee corporate bonds and notes	0	201,202,640	0	201,202,640
Short-term investments
Investment companies	81,881,178	0	0	81,881,178
U.S. Treasury securities	1,949,953	0	0	1,949,953

	83,831,131	1,422,129,224	0	1,505,960,355
Futures contracts	139,367	0	0	139,367

Total assets	$83,970,498	$1,422,129,224	$0	$1,506,099,722

Futures contracts are reported at their variation margin at measurement date, which represents the amount due to the Fund at that date. All other assets and liabilities are reported at their market value at measurement date.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At November 30, 2015, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Derivative transactions

For the three months ended November 30, 2015, the Fund entered into futures contracts to speculate on interest rates and to help manage the duration of the portfolio.

At November 30, 2015, the Fund had short futures contracts outstanding as follows:

Expiration date	Counterparty	Contracts	Type	Contract value at November 30, 2015	Unrealized gains
3-31-2016	JPMorgan	1,875 Short	2-Year U.S. Treasury Notes	$407,900,393	$201,514

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA — ACA Financial Guaranty Corporation

ADR — American depositary receipt

ADS — American depositary shares

AGC — Assured Guaranty Corporation

AGM — Assured Guaranty Municipal

Ambac — Ambac Financial Group Incorporated

AMT — Alternative minimum tax

AUD — Australian dollar

BAN — Bond anticipation notes

BHAC — Berkshire Hathaway Assurance Corporation

BRL — Brazilian real

CAB — Capital appreciation bond

CAD — Canadian dollar

CCAB — Convertible capital appreciation bond

CDA — Community Development Authority

CDO — Collateralized debt obligation

CHF — Swiss franc

COP — Colombian peso

CLP — Chilean peso

DKK — Danish krone

DRIVER — Derivative inverse tax-exempt receipts

DW&P — Department of Water & Power

DWR — Department of Water Resources

ECFA — Educational & Cultural Facilities Authority

EDA — Economic Development Authority

EDFA — Economic Development Finance Authority

ETF — Exchange-traded fund

EUR — Euro

FDIC — Federal Deposit Insurance Corporation

FFCB — Federal Farm Credit Banks

FGIC — Financial Guaranty Insurance Corporation

FHA — Federal Housing Administration

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FICO — The Financing Corporation

FNMA — Federal National Mortgage Association

FSA — Farm Service Agency

GBP — Great British pound

GDR — Global depositary receipt

GNMA — Government National Mortgage Association

GO — General obligation

HCFR — Healthcare facilities revenue

HEFA — Health & Educational Facilities Authority

HEFAR — Higher education facilities authority revenue

HFA — Housing Finance Authority

HFFA — Health Facilities Financing Authority

HKD — Hong Kong dollar

HUD — Department of Housing and Urban Development

HUF — Hungarian forint

IDA — Industrial Development Authority

IDAG — Industrial Development Agency

IDR — Indonesian rupiah

IEP — Irish pound

JPY — Japanese yen

KRW — Republic of Korea won

LIBOR — London Interbank Offered Rate

LIFER — Long Inverse Floating Exempt Receipts

LIQ — Liquidity agreement

LLC — Limited liability company

LLLP — Limited liability limited partnership

LLP — Limited liability partnership

LOC — Letter of credit

LP — Limited partnership

MBIA — Municipal Bond Insurance Association

MFHR — Multifamily housing revenue

MSTR — Municipal securities trust receipts

MTN — Medium-term note

MUD — Municipal Utility District

MXN — Mexican peso

MYR — Malaysian ringgit

National — National Public Finance Guarantee Corporation

NGN — Nigerian naira

NOK — Norwegian krone

NZD — New Zealand dollar

PCFA — Pollution Control Financing Authority

PCL — Public Company Limited

PCR — Pollution control revenue

PFA — Public Finance Authority

PFFA — Public Facilities Financing Authority

PFOTER — Puttable floating option tax-exempt receipts

plc — Public limited company

PLN — Polish zloty

PUTTER — Puttable tax-exempt receipts

R&D — Research & development

Radian — Radian Asset Assurance

RAN — Revenue anticipation notes

RDA — Redevelopment Authority

RDFA — Redevelopment Finance Authority

REIT — Real estate investment trust

ROC — Reset option certificates

RON — Romanian lei

RUB — Russian ruble

SAVRS — Select auction variable rate securities

SBA — Small Business Authority

SDR — Swedish depositary receipt

SEK — Swedish krona

SFHR — Single-family housing revenue

SFMR — Single-family mortgage revenue

SGD — Singapore dollar

SPA — Standby purchase agreement

SPDR — Standard & Poor’s Depositary Receipts

SPEAR — Short Puttable Exempt Adjustable Receipts

STRIPS — Separate trading of registered interest and principal securities

TAN — Tax anticipation notes

TBA — To be announced

THB — Thai baht

TIPS — Treasury inflation-protected securities

TRAN — Tax revenue anticipation notes

TRY — Turkish lira

TTFA — Transportation Trust Fund Authority

TVA — Tennessee Valley Authority

ZAR — South African rand

ITEM 2. CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Funds Trust

By:	/s/ Karla M. Rabusch
Karla M. Rabusch President

Date: January 27, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

Wells Fargo Funds Trust

By:	/s/ Karla M. Rabusch
Karla M. Rabusch President

Date: January 27, 2016

By:	/s/ Nancy Wiser
Nancy Wiser Treasurer

Date: January 27, 2016

By:	/s/ Jeremy DePalma
Jeremy DePalma Treasurer

Date: January 27, 2016